   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 28, 2000
                                                              FILE NO. 33-9504
                                                              FILE NO. 811-4878
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933             / /
                        POST-EFFECTIVE AMENDMENT NO. 35        /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940         / /
                               AMENDMENT NO. 37                /X/
                            ------------------------

                        SEI INSTITUTIONAL MANAGED TRUST

               (Exact Name of Registrant as Specified in Charter)

                               C/O CT CORPORATION
                               101 Federal Street
                          Boston, Massachusetts 02110
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (800) 342-5734

                               EDWARD D. LOUGHLIN
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

          Richard W. Grant, Esq.                     John H. Grady, Jr., Esq.
          Morgan Lewis & Bockius LLP                 Morgan Lewis & Bockius LLP
          1701 Market Street                         1701 Market Street
          Philadelphia, Pennsylvania 19103           Philadelphia, Pennsylvania 19103

                            ------------------------

  Title of Securities Being Registered . . . . . Units of Beneficial Interest

    It is proposed that this filing become effective (check appropriate box)

   / /     immediately upon filing pursuant to paragraph (b)
   / /     on [date] pursuant to paragraph (b)
   /X/     60 days after filing pursuant to paragraph (a)(1)
   / /     on [date] pursuant to paragraph (a)(1)
   / /     75 days after filing pursuant to paragraph (a)(2)
   / /     on [date] pursuant to paragraph (a)(1)

         If appropriate check the following box:

           This post-effective Amendment designates a new effective
   / /     date for a previously filed post-effective Amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        SEI INSTITUTIONAL MANAGED TRUST

                                   PROSPECTUS


                                JANUARY 31, 2001

                              LARGE CAP VALUE FUND
                              LARGE CAP GROWTH FUND
                           TAX-MANAGED LARGE CAP FUND
                              SMALL CAP VALUE FUND
                              SMALL CAP GROWTH FUND
                           TAX-MANAGED SMALL CAP FUND
                                  MID-CAP FUND
                            CAPITAL APPRECIATION FUND
                               EQUITY INCOME FUND
                                  BALANCED FUND

                               INVESTMENT ADVISER
                     SEI INVESTMENTS MANAGEMENT CORPORATION

                             INVESTMENT SUB-ADVISERS
                        ALLIANCE CAPITAL MANAGEMENT L.P.
                      ARTISAN PARTNERS LIMITED PARTNERSHIP
                     BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                          CHARTWELL INVESTMENT PARTNERS
                           DAVID J. GREENE & CO., LLC
                         EQUINOX CAPITAL MANAGEMENT, LLC
                        HIGHMARK CAPITAL MANAGEMENT, INC.
                        LOOMIS, SAYLES AND COMPANY, L.P.
                           LSV ASSET MANAGEMENT, L.P.
                        MARTINGALE ASSET MANAGEMENT, L.P.
                         MAZAMA CAPITAL MANAGEMENT, INC.
                        MCKINLEY CAPITAL MANAGEMENT, INC.
                          MELLON EQUITY ASSOCIATES, LLP
                      NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                       PROVIDENT INVESTMENT COUNSEL, INC.

                         RS INVESTMENT MANAGEMENT, L.P.
                         SANFORD C. BERNSTEIN & CO., LLC
                         SAWGRASS ASSET MANAGEMENT, LLC
                SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP
                 INCORPORATED TCW INVESTMENT MANAGEMENT COMPANY
                             WALL STREET ASSOCIATES

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The SEI Institutional Managed Trust is a mutual fund that offers a number of separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

                                                                      PAGE

   LARGE CAP VALUE FUND...............................................XXX
   LARGE CAP GROWTH FUND..............................................XXX
   TAX-MANAGED LARGE CAP FUND.........................................XXX
   SMALL CAP VALUE FUND...............................................XXX
   SMALL CAP GROWTH FUND..............................................XXX
   TAX-MANAGED SMALL CAP FUND.........................................XXX
   MID-CAP FUND.......................................................XXX
   CAPITAL APPRECIATION FUND..........................................XXX
   EQUITY INCOME FUND.................................................XXX
   BALANCED FUND......................................................XXX
   MORE INFORMATION ABOUT FUND INVESTMENTS............................XXX
   INVESTMENT ADVISER AND SUB-ADVISERS................................XXX
   PURCHASING, SELLING AND EXCHANGING FUND SHARES.....................XXX
   DIVIDENDS AND DISTRIBUTIONS........................................XXX
   TAXES..............................................................XXX
   FINANCIAL HIGHLIGHTS...............................................XXX
   HOW TO OBTAIN MORE INFORMATION ABOUT
      SEI INSTITUTIONAL MANAGED TRUST.................................Back Cover

ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objectives, policies, and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, an asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of specialist managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of specialist managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These specialist managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates specialist managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage the Funds' assets in a way that they believe will help the Funds achieve their goal. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

LARGE CAP VALUE FUND

FUND SUMMARY


INVESTMENT GOAL                           Long-term growth of capital and income

SHARE PRICE VOLATILITY                    Medium to high

PRINCIPAL INVESTMENT STRATEGY             Utilizing multiple specialist
                                          sub-advisers that manage in a value
                                          style, the Fund invests in large cap
                                          income-producing U.S. common stocks

INVESTMENT STRATEGY

The Large Cap Value Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund's portfolio is diversified as to issuers and industries.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years.*


                       1995                         37.75%
                       1996                         20.45%
                       1997                         36.74%
                       1998                         11.35%
                       1999                         4.93%
                       2000                         X.XX%

                    BEST QUARTER                 WORST QUARTER
                       X.XX%                        X.XX%
                    (XX/XX/XX)                   (XX/XX/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND COMMENCED OPERATIONS ON APRIL 20, 1987.

This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the Frank Russell 1000 Value Index.

                                                                         SINCE INCEPTION
CLASS A SHARES                                1 YEAR         5 YEARS        (10/31/94)
-----------------------------------------------------------------------------------------
 LARGE CAP VALUE FUND                          X.XX%          X.XX%          X.XX%*
 FRANK RUSSELL 1000 VALUE INDEX**              X.XX%          X.XX%          X.XX%

* Prior to October 31, 1994, the Fund was advised by a different investment adviser and performance for that period is not shown.
** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of the 1000 largest U.S. companies with lower growth rates and price-to-book ratios.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                             CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                          0.35%
Distribution (12b-1) Fees                                         None
Other Expenses                                                    X.XX%
                                                                  -----
Total Annual Fund Operating Expenses                              X.XX%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                1 YEAR      3 YEARS      5 YEARS      10 YEARS
LARGE CAP VALUE FUND -- CLASS A SHARES           $XXX        $XXX         $XXX          $XXX

LARGE CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                           Capital appreciation

SHARE PRICE VOLATILITY                    Medium to high

PRINCIPAL INVESTMENT STRATEGY             Utilizing multiple specialist
                                          sub-advisers that manage in a growth
                                          style, the Fund invests in large cap
                                          U.S. common stocks

INVESTMENT STRATEGY

The Large Cap Growth Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund's portfolio is diversified as to issuers and industries.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years.*


                                  1995                         35.50%
                                  1996                         22.70%
                                  1997                         34.76%
                                  1998                         38.80%
                                  1999                         34.20%
                                  2000                         X.XX%

                               BEST QUARTER                 WORST QUARTER
                                  X.XX%                        X.XX%
                               (XX/XX/XX)                   (XX/XX/XX)


*  THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the Frank Russell 1000 Growth Index.

                                                                         SINCE INCEPTION
CLASS A SHARES                                1 YEAR         5 YEARS        (12/20/94)
-----------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND                         X.XX%           X.XX%          X.XX%
FRANK RUSSELL 1000 GROWTH INDEX*              X.XX%           X.XX%          X.XX%**

* An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of the 1000 largest U.S. companies with higher growth rates and price-to-book ratios.
**   The inception date for the Index is December 31, 1994.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                      CLASS A SHARES
------------------------------------------------------------------------
Investment Advisory Fees                                   0.40%
Distribution (12b-1) Fees                                  None
Other Expenses                                             X.XX%
                                                           -----
Total Annual Fund Operating Expenses                       X.XX%*

--------------------------------------------------------------------------------
* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser is voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

      Large Cap Growth Fund -- Class A Shares          X.XX%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
LARGE CAP GROWTH FUND - CLASS A SHARES             $XXX         $XXX        $XXX          $XXX

TAX-MANAGED LARGE CAP FUND

FUND SUMMARY

INVESTMENT GOAL                           High long-term after-tax returns

SHARE PRICE VOLATILITY                    Medium to high

PRINCIPAL INVESTMENT STRATEGY             Utilizing multiple sub-advisers, the
                                          Fund seeks long-term capital
                                          appreciation while minimizing the
                                          current tax impact on shareholders by
                                          buying and holding large cap U.S.
                                          common stocks with lower dividend
                                          yields.

INVESTMENT STRATEGY

The Tax-Managed Large Cap Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Generally, the Sub-Advisers attempt to minimize taxes by using a "buy and hold" strategy, but they will also utilize such techniques as investing in companies that pay relatively low dividends; selling stocks with the highest tax cost first; and offsetting losses against gains where possible.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class A Shares for two years.*


                        1999                         18.48%
                        2000                         X.XX%

                     BEST QUARTER                WORST QUARTER
                        X.XX%                        X.XX%
                     (XX/XX/XX)                   (XX/XX/XX)

*  THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the Frank Russell 1000 Index.

                                                     SINCE INCEPTION
CLASS A SHARES                          1 YEAR          (3/4/98)
--------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND               X.XX%          X.XX%
FRANK RUSSELL 1000 INDEX*                X.XX%          X.XX%**

* An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 1,000 largest U.S. companies.
**   The inception date for the Index is March 31, 1998.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                        CLASS A SHARES
----------------------------------------------------------------------------
Investment Advisory Fees                                    0.40%
Distribution (12b-1) Fees                                   None
Other Expenses                                              X.XX%
                                                            -----
Total Annual Fund Operating Expenses                        X.XX%*

--------------------------------------------------------------------------------
* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

        Tax-Managed Large Cap Fund -- Class A Shares         X.XX%

For more information about these fees, see "Investment Adviser or Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                     1 YEAR       3 YEARS     5 YEARS      10 YEARS
TAX-MANAGED LARGE CAP FUND -- CLASS A SHARES          $XXX         $XXX        $XXX          $XXX

SMALL CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                           Capital appreciation

SHARE PRICE VOLATILITY                    High

PRINCIPAL INVESTMENT STRATEGY             Utilizing multiple sub-advisers that
                                          manage in a value style, the Fund
                                          invests in common stocks of smaller
                                          U.S. companies

INVESTMENT STRATEGY

The Small Cap Value Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund's portfolio is diversified as to issuers and industries.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years.*


                         1995                         18.21%
                         1996                         22.13%
                         1997                         35.11%
                         1998                         -2.84%
                         1999                         -6.99%
                         2000                         X.XX%

                      BEST QUARTER                 WORST QUARTER
                         X.XX%                        X.XX%
                      (XX/XX/XX)                   (XX/XX/XX)

*  THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the Frank Russell 2000 Value Index.

                                                                        SINCE INCEPTION
CLASS A SHARES                              1 YEAR         5 YEARS        (12/20/94)
------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND                         X.XX%          X.XX%           X.XX%
FRANK RUSSELL 2000 VALUE INDEX*              X.XX%          X.XX%           X.XX%**

* An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of the 2000 largest U.S. companies with lower growth rates and price-to-book ratios.
**   The inception date for the Index is December 31, 1994.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                       CLASS A SHARES
---------------------------------------------------------------------------
Investment Advisory Fees                                   0.65%
Distribution (12b-1) Fees                                  None
Other Expenses                                             X.XX%
                                                           -----
Total Annual Fund Operating Expenses                       X.XX%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                1 YEAR      3 YEARS      5 YEARS      10 YEARS
SMALL CAP VALUE FUND -- CLASS A SHARES           $XXX        $XXX         $XXX          $XXX

SMALL CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                           Long-term capital appreciation

SHARE PRICE VOLATILITY                    High

PRINCIPAL INVESTMENT STRATEGY             Utilizing multiple sub-advisers that
                                          manage in a growth style, the Fund
                                          invests in common stocks of smaller
                                          U.S. companies

INVESTMENT STRATEGY

The Small Cap Growth Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund is diversified as to issuers and industries.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for eight years.*


                        1993                        13.32%
                        1994                        1.74%
                        1995                        39.93%
                        1996                        19.14%
                        1997                        8.38%
                        1998                        5.59%
                        1999                        75.22%
                        2000                        X.XX%

                     BEST QUARTER                WORST QUARTER
                        X.XX%                        X.XX%
                     (XX/XX/XX)                   (XX/XX/XX)

*  THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the Frank Russell 2000 Growth Index.

                                                                        SINCE INCEPTION
CLASS A SHARES                                1 YEAR         5 YEARS       (4/20/92)
------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND                          X.XX%          X.XX%         X.XX%
FRANK RUSSELL 2000 GROWTH INDEX*               X.XX%          X.XX%         X.XX%**

* An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2000 smallest U.S. companies out of the 3000 largest U.S. companies with higher growth rates and price-to-book ratios.
**   The inception date for the Index is April 30, 1992.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                 CLASS A SHARES
-----------------------------------------------------------------------------------
Investment Advisory Fees                                              0.65%
Distribution (12b-1) Fees                                             None
Other Expenses                                                        X.XX%
                                                                      -----
Total Annual Fund Operating Expenses                                  X.XX%

For more information about these fees, see "Investment Advisers and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                 1 YEAR      3 YEARS      5 YEARS     10 YEARS
SMALL CAP GROWTH FUND -- CLASS A SHARES           $XXX        $XXX         $XXX        $XXX

TAX-MANAGED SMALL CAP FUND

FUND SUMMARY

INVESTMENT GOAL                           High long-term after-tax returns

SHARE PRICE VOLATILITY                    High

PRINCIPAL INVESTMENT STRATEGY             Utilizing multiple sub-advisers, the
                                          Fund seeks long-term capital
                                          appreciation while minimizing the
                                          current tax impact on shareholders by
                                          buying and holding small cap U.S.
                                          common stocks with lower dividend
                                          yields

INVESTMENT STRATEGY

The Tax-Managed Small Cap Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $4 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Generally, the Sub-Advisers attempt to minimize taxes by using a "buy and hold" strategy, but they will also utilize such techniques as investing in companies that pay relatively low dividends; selling stocks with the highest tax cost first; and offsetting losses against gains where possible.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

PERFORMANCE INFORMATION

The Fund commenced operations on November 1, 2000, and does not yet have a full calendar year of performance.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                      CLASS A SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                  0.65%
Distribution (12b-1) Fees                                 None
Other Expenses                                            X.XX%*
                                                          -----
Total Annual Fund Operating Expenses                      X.XX%**

--------------------------------------------------------------------------------
*    Other expenses are based on estimated amounts for the current fiscal year.
** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Distributor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


        Tax-Managed Small Cap Fund -- Class A Shares          X.XX%

For more information about these fees, see "The Investment Adviser or Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                        1 YEAR          3 YEARS
TAX-MANAGED SMALL CAP FUND -- CLASS A SHARES             $XXX            $XXX

MID-CAP FUND

FUND SUMMARY

INVESTMENT GOAL                           Long-term capital appreciation

SHARE PRICE VOLATILITY                    High

PRINCIPAL INVESTMENT STRATEGY             Utilizing a sub-adviser that manages
                                          in a core style, the Fund invests in
                                          mid-cap U.S. common stocks

INVESTMENT STRATEGY

The Mid-Cap Fund invests primarily in common stocks of U.S. companies with market capitalizations of between $500 million and $5 billion. The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser, in managing the Fund's assets, selects stocks of companies that have low price-earnings and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions. The Fund is diversified as to issuers and industries.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that mid-cap common stocks may underperform other segments of the equity market or the equity markets as a whole.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. Therefore, mid-cap stocks may be more volatile than those of larger companies.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for seven years.*


                           1994                        -10.79%
                           1995                         23.04%
                           1996                         26.66%
                           1997                         31.88%
                           1998                         3.30%
                           1999                         8.95%
                           2000                         X.XX%

                        BEST QUARTER                WORST QUARTER
                           X.XX%                        X.XX%
                        (XX/XX/XX)                   (XX/XX/XX)

*  THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the Frank Russell Mid-Cap Index.

                                                                    SINCE INCEPTION
CLASS A SHARES                           1 YEAR         5 YEARS        (2/16/93)
------------------------------------------------------------------------------------------
MID-CAP FUND                              X.XX%           X.XX%          X.XX%
FRANK RUSSELL MID-CAP INDEX*              X.XX%           X.XX%          X.XX%**

* An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell Midcap Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of the 800 smallest U.S. companies out of the 1000 largest U.S.
     companies.
**   The inception date for the Index is February 28, 1993.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                      CLASS A SHARES
--------------------------------------------------------------------------
Investment Advisory Fees                                   0.40%
Distribution (12b-1) Fees                                  None
Other Expenses                                             X.XX%
                                                           ----
Total Annual Fund Operating Expenses                       X.XX%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                     1 YEAR      3 YEARS     5 YEARS      10 YEARS
MID-CAP FUND -- CLASS A SHARES        $XXX        $XXX        $XXX          $XXX

CAPITAL APPRECIATION FUND

FUND SUMMARY

INVESTMENT GOAL                           Capital appreciation

SHARE PRICE VOLATILITY                    Medium to high

PRINCIPAL INVESTMENT STRATEGY             Utilizing an experienced sub-adviser
                                          that manages in a growth style, the
                                          Fund invests in large cap U.S. common
                                          stocks

INVESTMENT STRATEGY

The Capital Appreciation Fund invests primarily in U.S. common stocks with market capitalizations of more than $1 billion. The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser, in managing the Fund's assets, selects stocks it believes will have above-average sustainable growth rates. The Fund is diversified as to issuers and industries.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization growth stocks may underperform other segments of the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*


                        1991                         35.11%
                        1992                         7.74%
                        1993                         9.20%
                        1994                         -7.53%
                        1995                         30.78%
                        1996                         20.93%
                        1997                         31.69%
                        1998                         28.72%
                        1999                         10.13%
                        2000                         X.XX%

                     BEST QUARTER                 WORST QUARTER
                        X.XX%                        X.XX%
                     (XX/XX/XX)                   (XX/XX/XX)

*  THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the S&P 500 Composite Index.

                                                                                  SINCE INCEPTION
CLASS A SHARES                           1 YEAR         5 YEARS       10 YEARS       (3/1/88)
---------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND                 X.XX%           X.XX%          X.XX%         X.XX%
S&P 500 COMPOSITE INDEX*                  X.XX%           X.XX%          X.XX%         X.XX%**


* An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.
**   The inception date for the Index is March 31, 1988.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                      CLASS A SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                  [0.40]%
Distribution (12b-1) Fees                                 None
Other Expenses                                            [0.51]%
                                                          -------
Total Annual Fund Operating Expenses                      [0.91]%*

--------------------------------------------------------------------------------
* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser is voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

       Capital Appreciation Fund -- Class A Shares         X.XX%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                  1 YEAR      3 YEARS     5 YEARS      10 YEARS
CAPITAL APPRECIATION FUND -- CLASS A SHARES        $XXX        $XXX         $XXX         $XXX

EQUITY INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                           Current income and moderate capital
                                          appreciation

SHARE PRICE VOLATILITY                    Medium

PRINCIPAL INVESTMENT STRATEGY             Utilizing a sub-adviser experienced in
                                          selecting stocks with above-average
                                          dividend yields, the Fund invests in
                                          dividend-paying U.S. common stocks

INVESTMENT STRATEGY

The Equity Income Fund invests primarily in common stocks of U.S. companies that historically have paid dividends and that have a current dividend yield that is higher than the stocks in the Standard & Poor's 500 Index. The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. In managing the assets of the fund, the Sub-Adviser selects stocks that meet its dividend and yield criteria. The Fund is diversified as to issuers and industries.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that dividend-paying U.S. stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*


                      1991                         30.63%
                      1992                         10.02%
                      1993                         13.16%
                      1994                         -0.23%
                      1995                         36.07%
                      1996                         16.61%
                      1997                         27.96%
                      1998                         16.12%
                      1999                         2.52%
                      2000                         X.XX%

                  BEST QUARTER                 WORST QUARTER
                      X.XX%                        X.XX%
                   (XX/XX/XX)                   (XX/XX/XX)

*  THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the Frank Russell 1000 Value Index.

                                                                                  SINCE INCEPTION
CLASS A SHARES                           1 YEAR         5 YEARS       10 YEARS       (6/2/88)
---------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND                        X.XX%           X.XX%          X.XX%         X.XX%
FRANK RUSSELL 1000 VALUE INDEX*           X.XX%           X.XX%          X.XX%         X.XX%**

* An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of the 1000 largest U.S. companies with lower growth rates and price-to-book ratios.
**   The inception date for the Index is June 30, 1988.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                   CLASS A SHARES
---------------------------------------------------------------------
Investment Advisory Fees                               [0.40]%
Distribution (12b-1) Fees                              None
Other Expenses                                         [0.51]%
                                                       -------
Total Annual Fund Operating Expenses                   [0.91]%*

--------------------------------------------------------------------------------
* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser is voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

        Equity Income Fund -- Class A Shares          X.XX%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
EQUITY INCOME FUND -- CLASS A SHARES          $XXX      $XXX       $XXX        $XXX

BALANCED FUND

FUND SUMMARY

INVESTMENT GOAL                           Total return with preservation of
                                          capital

SHARE PRICE VOLATILITY                    Medium

PRINCIPAL INVESTMENT STRATEGY             Utilizing an experienced sub-adviser,
                                          the Fund balances its investment
                                          between common stocks and fixed income
                                          securities

INVESTMENT STRATEGY

The Balanced Fund invests primarily in a balanced portfolio of common stocks and intermediate maturity investment grade fixed income securities, including government and corporate securities. The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser, in managing the Fund's assets, seeks total return in all market environments by purchasing a combination of common stocks with market capitalizations of more than $1 billion and fixed income securities. The Sub-Adviser selects stocks it believes will have above-average sustainable growth rates and selects the Fund's fixed income securities which will have an average maturity of approximately three to seven years.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization growth stocks may underperform other segments of the equity markets as a whole.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*


                        1991                         15.85%
                        1992                         13.34%
                        1993                         7.91%
                        1994                         -6.59%
                        1995                         24.34%
                        1996                         13.49%
                        1997                         20.98%
                        1998                         19.52%
                        1999                         5.15%
                        2000                         X.XX%

                     BEST QUARTER                 WORST QUARTER
                        X.XX%                        X.XX%
                     (XX/XX/XX)                   (XX/XX/XX)

*  THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the S&P 500 Composite Index and the Lehman Brothers Government/Corporate Bond Index.

                                                                                                   SINCE INCEPTION
CLASS A SHARES                                                1 YEAR      5 YEARS     10 YEARS       (8/7/90)
--------------------------------------------------------------------------------------------------------------------
BALANCED FUND                                                  X.XX%       X.XX%        X.XX%         X.XX%
S&P 500 COMPOSITE INDEX*                                       X.XX%       X.XX%        X.XX%         X.XX%**
LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX*               X.XX%       X.XX%        X.XX%         X.XX%**

* An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. The Lehman Brothers Government/Corporate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year.
**   The inception date for each index is August 31, 1990.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                      CLASS A SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                  [0.40]%
Distribution (12b-1) Fees                                 None
Other Expenses                                            [0.40]%
                                                          -------
Total Annual Fund Operating Expenses                      [0.80]%*

--------------------------------------------------------------------------------
* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser is voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows

      Balanced Fund -- Class A Shares            X.XX%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
BALANCED FUND -- CLASS A SHARES           $XXX         $XXX        $XXX          $XXX

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest at least 65% of their assets in the types of securities described in this prospectus. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in investments that would not ordinarily be consistent with the Funds' objectives. A Fund will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISERS

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, an SEC-registered adviser, serves as the Adviser to the Funds. As of October 31, 2000, SIMC had approximately $___ billion in assets under management. For the fiscal year ended September 30, 2000, SIMC received investment advisory fees, after fee waivers, as follows:

   LARGE CAP VALUE FUND                     0.35%
   LARGE CAP GROWTH FUND                    0.35%
   TAX-MANAGED LARGE CAP FUND               0.35%
   SMALL CAP VALUE FUND                     0.65%
   SMALL CAP GROWTH FUND                    0.65%
   TAX-MANAGED SMALL CAP FUND               0.65%
   MID-CAP FUND                             0.40%
   CAPITAL APPRECIATION FUND                0.35%
   EQUITY INCOME FUND                       0.35%
   BALANCED FUND                            0.35%

SUB-ADVISERS AND PORTFOLIO MANAGERS

LARGE CAP VALUE FUND:

LSV ASSET MANAGEMENT, L.P.: Josef Lakonishok, Andrei Shleifer, and Menno Vermeulen of LSV Asset Management, L.P. ("LSV"), serve as portfolio managers of a portion of the assets of the Large Cap Value Fund. They are officers and partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.20% of the average monthly market value of the assets of the Fund managed by LSV.

MELLON EQUITY ASSOCIATES, LLP: Robert A. Wilk and Harry A. Grosse, CFA, of Mellon Equity Associates, LLP ("Mellon Equity") serve as portfolio managers of a portion of the assets of the Tax-Managed Large Cap Fund. Mr. Wilk is a Senior Vice President and Portfolio Manager of Mellon Equity, and has been involved with securities analysis, quantitative research, asset allocation, trading and client services at Mellon Equity since 1990. Mr. Grosse has been employed with Mellon Equity since 1990 and currently serves as Vice President and Portfolio Manager of Mellon Equity.

SANFORD C. BERNSTEIN & CO., LLC.: Lewis A. Sanders and Marilyn Goldstein Fedak of Sanford C. Bernstein & Co., LLC ("Bernstein"), serve a portfolio managers of a portion of the assets of the Large Cap Value Fund. Mr. Sanders is the Chairman and a Director of Bernstein since September 2000 and is a Vice Chairman, Chief Investment Officer and a Director of Alliance Capital Management L.P. since October 2000. Mr. Sanders previously served as Chairman of the Board of Directors and Chief Executive Officer of Sanford C. Bernstein & Co., Inc. since 1993. Marilyn G. Fedak is an Executive Vice President and Chief Investment Officer - U.S. Value Equities - Bernstein Unit of Alliance Capital Management L.P. since October 2, 2000 and prior to that was Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. since 1993.

LARGE CAP GROWTH FUND:

ALLIANCE CAPITAL MANAGEMENT L.P.: A committee of investment professionals at Alliance Capital Management L.P. manages a portion of the assets of the Large Cap Growth Fund.

PROVIDENT INVESTMENT COUNSEL, INC.: A team of investment professionals at Provident Investment Counsel, Inc., serve as portfolio managers of a portion of the assets of the Large Cap Growth Fund. Each team member is a senior officer of the firm and has significant experience managing Large Cap Growth investment strategies.

TCW INVESTMENT MANAGEMENT COMPANY: Glen E. Bickerstaff of TCW Investment Management Company ("TCW") serves as portfolio manager of a portion of the assets of the Large Cap Growth Fund. Mr. Bickerstaff is a Managing Director of TCW, and has over 19 years of investment experience dedicated to investing in large cap growth securities. Mr. Bickerstaff joined TCW in May 1998, after 10 years at Transamerica Investment Services, where he served as Vice President and Senior Portfolio Manager.

TAX-MANAGED LARGE CAP FUND:

EQUINOX CAPITAL MANAGEMENT, LLC: A committee of investment professionals at Equinox Capital Management, LLC manages a portion of the assets of the Tax-Managed Large Cap Fund.

MELLON EQUITY ASSOCIATES, LLP: Robert A. Wilk and Harry A. Grosse, CFA, of Mellon Equity Associates, LLP ("Mellon Equity") serve as portfolio managers of a portion of the assets of the Tax-Managed Large Cap Fund. Mr. Wilk is a Senior Vice President and Portfolio Manager of Mellon Equity, and has been involved with securities analysis, quantitative research, asset allocation, trading and client services at Mellon Equity since 1990. Mr. Grosse has been employed with Mellon Equity since 1990 and currently serves as Vice President and Portfolio Manager of Mellon Equity.

PROVIDENT INVESTMENT COUNSEL, INC.: A team of investment professionals at Provident Investment Counsel, Inc., serve as portfolio managers of a portion of the assets of the Tax-Managed Large Cap Fund. Each team member is a senior officer of the firm and has significant experience managing Tax-Managed Large Cap Growth investment strategies.

SANFORD C. BERNSTEIN & CO., LLC: Lewis A. Sanders and Marilyn Goldstein Fedak of Sanford C. Bernstein & Co., LLC ("Bernstein"), serve a portfolio managers of a portion of the assets of the Tax-Managed Large Cap Fund. Mr. Sanders is the Chairman and a Director of Bernstein since September 2000 and is a Vice Chairman, Chief Investment Officer and a Director of Alliance Capital Management L.P. since October 2000. Mr. Sanders previously served as Chairman of the Board of Directors and Chief Executive Officer of Sanford C. Bernstein & Co., Inc. since 1993. Marilyn G. Fedak is an Executive Vice President and Chief Investment Officer - U.S. Value Equities - Bernstein Unit of Alliance Capital Management L.P. since October 2, 2000 and prior to that was Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. since 1993.

ALLIANCE CAPITAL MANAGEMENT L.P.: A committee of investment professionals at Alliance Capital Management L.P. manages a portion of the assets of the Tax-Managed Large Cap Fund.

SMALL CAP VALUE FUND:

ARTISAN PARTNERS LIMITED PARTNERSHIP: Scott Satterwhite and Jim Kieffer of Artisan Partners Limited Partnership ("Artisan") serve as portfolio managers of a portion of the assets of the Small Cap Value Fund. Mr. Satterwhite and Mr. Kieffer are managing directors of Artisan. They have been with Artisan since 1996. Prior to joining Artisan, Mr. Satterwhite was a portfolio manager at Wachovia Bank, N.A., and Mr. Kieffer was a research analyst at the investment firm McColl Partners.

BOSTON PARTNERS ASSET MANAGEMENT, L.P.: Wayne J. Archambo, CFA, of Boston Partners Asset Management, L.P. ("BPAM"), serves as portfolio manager of a portion of the assets of the Small Cap Value Fund. He has been employed by BPAM since its organization, and has 17 years experience investing in equities. Prior to joining BPAM, Mr. Archambo was employed at The Boston Company Asset Management, Inc. ("TBCAM"), from 1989 through April 1995. He created TBCAM's small cap value product in 1992.

CHARTWELL INVESTMENT PARTNERS: David C. Dalyrymple , Managing Partner and Senior Portfolio Manager, and Babak Zenouzi, Partner and Senior Portfolio Manager, serve as portfolio managers for a portion of the assets of the Small Cap Value Fund. Mr. Dalyrymple has been with Chartwell Investment Partners since 1997. Prior to joining Chartwell, Mr. Dalyrymple was a portfolio manager with Delaware Investment Advisers from 1991-1997. Mr. Zenouzi joined the firm in November 1999 after seven years with Delaware Investment Advisers, where he served as a Portfolio Manager. Mr. Dalyrymple and Mr. Zenouzi both have 14 years of investment experience.

LSV ASSET MANAGEMENT, L.P.: Josef Lakonishok, Andrei Shleifer, and Menno Vermeulen of LSV Asset Management, L.P. ("LSV"), serve as portfolio managers of a portion of the assets of the Small Cap Value Fund. They are officers and partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the assets of the Fund managed by LSV.

MELLON EQUITY ASSOCIATES, LLP: Robert A. Wilk and Scott D. Pitz, CFA, of Mellon Equity Associates, LLP ("Mellon Equity") serve as portfolio managers of a portion of the assets of the Small Cap Value Fund. Mr. Wilk is a Senior Vice President and Portfolio Manager of Mellon Equity, and has been involved with securities analysis, quantitative research, asset allocation, trading and client services at Mellon Equity since 1990. Mr. Pitz is a Vice President and Portfolio Manager of Mellon Equity. Prior to joining Mellon Equity in 1998, he served as a portfolio manager at Dewey Square Investors.

SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP INCORPORATED: Anthony R. Manno, Jr., Kenneth D. Statz, and Kevin W. Bedell comprise the Portfolio Management Committee of Security Capital Global Capital Management Group Incorporated ("Security Capital"). The Portfolio Management Committee is responsible for determining the portfolio composition for the Fund's assets allocated to Security Capital. The members of the Portfolio Management Committee have an average of 19 years of investment experience.

SMALL CAP GROWTH FUND

MAZAMA CAPITAL MANAGEMENT, INC.: Ronald A. Sauer and Stephen C. Brink, CFA, serve as portfolio managers of the portion of the Small Cap Growth Fund's assets managed by Mazama Capital Management, Inc. ("Mazama"). Helen M. Degener contributes ongoing strategic advice and research with respect to the Fund. Mr. Sauer is a founder, President and Senior Portfolio Manager at Mazama, and has over twenty years of investment experience. Prior to founding Mazama in October 1997, Mr. Sauer was President and Director of Research at Black & Co., Inc., where he had worked since 1983. Mr. Brink is a Vice President and Director of Research at Mazama, and has over 23 years of investment experience. Prior to joining Mazama in 1997, he was Chief Investment Officer at US Trust's Pacific Northwest office, where he had been employed since 1984. Ms. Degener is Chief Investment Officer at Mazama and has over 30 years of investment experience. Prior to joining Mazama, she was Senior Vice President and a portfolio manager at Fiduciary Trust Company International, where she had worked since 1994.

MCKINLEY CAPITAL MANAGEMENT, INC.: Robert B. Gillam and Frederic H. Parke of McKinley Capital Management, Inc. ("McKinley Capital") serve as portfolio managers to a portion of the assets of the Small Cap Growth Fund. Mr.
Gillam has been the Chief Investment Officer at McKinley Capital Management, Inc. since the firm's inception in 1990, and has over 20 years of investment experience. Mr. Parke joined McKinley Capital in 1997. Prior to joining McKinley Capital, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investment from 1995 to 1997. Mr. Parke has 19 years of investment experience.

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT: John Kane and Stacey Nutt of Nicholas-Applegate Capital Management ("Nicholas-Applegate") serve as portfolio managers of a portion of the assets of the Small Cap Growth Fund. Nicholas-Applegate's U.S. Systematic team is responsible for the day to day management of a portion of the Small Cap Growth Fund's assets. Mr. Kane is the lead portfolio manager of the U.S. Systematic team. He joined Nicholas-Applegate in 1994 with 25 years of investment/economics experience, including positions with ARCO Investment

Management and General Electric Company. Stacey Nutt, Ph.D., joined Nicholas-Applegate in 1999 and is the lead portfolio manager for the Small Cap Growth account. The team also includes Larry Speidell, Director of Quantitative Research and Portfolio Management. Chief Financial Officer Catherine Somhegyi has oversight responsibility for Nicholas-Applegate's Global Equity Management and Trading strategies.

RS INVESTMENT MANAGEMENT, L.P.: Jim Callinan of RS Investment Management, L.P. (formerly, Robertson Stephens Investment Management, L.P.) ("RSIM"), serves as portfolio manager of a portion of the assets of the Small Cap Growth Fund. Mr. Callinan is a managing director of RSIM. He joined RSIM in June 1996 after nine years at Putnam Investments ("Putnam") in Boston, where he served as a portfolio manager of the Putnam OTC Emerging Growth Fund. Mr. Callinan also served as a specialty growth research analyst and portfolio manager of both the Putnam Emerging Information Science Trust Fund and the Putnam Emerging Health Sciences Trust Fund while at Putnam.

SAWGRASS ASSET MANAGEMENT, LLC: Dean McQuiddy, CFA, of Sawgrass Asset Management, LLC ("Sawgrass"), serves as portfolio manager of a portion of the assets of the Small Cap Growth Fund. Mr. McQuiddy, a founding Principal of Sawgrass, has 14 years of investment experience. Prior to joining Sawgrass, he was a portfolio manager at Barnett Capital Advisors.

WALL STREET ASSOCIATES: William Jeffery III and Kenneth F. McCain of Wall Street Associates ("WSA") serve as portfolio managers of a portion of the assets of the Small Cap Growth Fund. Each is a controlling principal of WSA. They each have over 27 years of investment management experience. David Baratta, who joined WSA in 1999, also serves as a portfolio manager of a portion of the assets of the Small Cap Growth Fund. Prior to joining WSA, Mr. Baratta was a portfolio manager of Morgan Grenfell, Inc. for 5 years. He has over 19 years of investment experience.

TAX-MANAGED SMALL CAP FUND

DAVID J. GREENE AND COMPANY, LLC: Benjamin H. Nahum and Michael C. Greene, Chief Executive Officer, of David J. Greene and company, LLC ("David J. Greene") serve as portfolio managers of a portion of the assets of the Tax-Managed Small Cap Fund. Messrs. Nauhm and Greene have been Principals of the firm for the past five years.

LOOMIS, SAYLES AND COMPANY, L.P.: Christopher Ely, CFA, Portfolio Manager and Vice President, Philip Fine, CFA, Portfolio Manager and Vice President and David Smith, CFA, Portfolio Manager and Vice President of Loomis, Sayles and Company, L.P. ("Loomis") serve as portfolio mangers of a portion of the assets of the Tax-Managed Small Cap Fund. Mr. Ely joined Loomis in 1996. Prior to joining Loomis, Mr. Ely was a Portfolio Manager and Senior Vice President of Keystone Investments. Mr. Fine joined Loomis in 1996. Prior to joining Loomis, Mr. Fine was a Portfolio Manager and Vice President of Keystone Investments. Prior to joining Loomis in 1996, Mr. Smith was a Portfolio Manager and Vice President of Keystone Investments.

LSV ASSET MANAGEMENT, L.P.: Josef Lakonishok, Andrei Shleifer, and Menno Vermeulen of LSV Asset Management, L.P. ("LSV"), serve as portfolio managers of a portion of the assets of the Tax-Managed Small Cap Fund. They are officers and partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.20% of the average monthly market value of the assets of the Fund managed by LSV.

MCKINLEY CAPITAL MANAGEMENT, INC.: Robert B. Gillam and Frederic H. Parke of McKinley Capital Management, Inc. ("McKinley Capital") serve as portfolio managers to a portion of the assets of the Tax-Managed Small Cap Fund. Mr. Gillam has been the Chief Investment Officer at McKinley Capital Management, Inc. since the firm's inception in 1990, and has over 20 years of investment experience. Mr. Parke joined McKinley Capital in 1997. Prior to joining McKinley Capital, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investment from 1995 to 1997. Mr. Parke has 19 years of investment experience.

SAWGRASS ASSET MANAGEMENT, LLC: Dean McQuiddy, CFA, of Sawgrass Asset Management, LLC ("Sawgrass"), serves as portfolio manager of a portion of the assets of the Tax-Managed Small Cap Fund. Mr. McQuiddy, a founding Principal of Sawgrass, has 14 years of investment experience. Prior to joining Sawgrass, he created the Barnett Small Cap Growth Product.

MID-CAP FUND

MARTINGALE ASSET MANAGEMENT, L.P.: William E. Jacques, CFA, of Martingale Asset Management, L.P. ("Martingale"), serves as portfolio manager for the Mid-Cap Fund. Mr. Jacques is Chief Investment Officer and an Executive Vice President. He has been with Martingale since 1987.

CAPITAL APPRECIATION FUND

PROVIDENT INVESTMENT COUNSEL, INC.: A team of investment professionals at Provident Investment Counsel, Inc., serve as portfolio managers of a portion of the assets of the Capital Appreciation Fund. Each team member is a senior officer of the firm and has significant experience managing Capital Appreciation investment strategies.

EQUITY INCOME FUND

HIGHMARK CAPITAL MANAGEMENT, INC.: A committee of investment professionals at HighMark Capital Management, Inc., provides investment advice to the Equity Income Fund.

BALANCED FUND

PROVIDENT INVESTMENT COUNSEL, INC.: A team of investment professionals at Provident Investment Counsel, Inc., serve as portfolio managers of a portion of the assets of the Balanced Fund. Each team member is a senior officer of the firm and has significant experience managing Balanced investment strategies.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

The Funds offer Class A Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or their authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in a Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase, sell, or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale, and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption, and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time. The Funds will not accept purchase orders that request a particular day or price for the transaction or any other special condition.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $100,000 in any Fund, with minimum subsequent investments of at least $1,000. The Funds may accept investments of smaller amounts at their discretion.

HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or authorized intermediary) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale of shares on the Business Day following the day on which they receive your request, but it may take up to seven days. Your proceeds can be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although, it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange Class A Shares of any Fund for Class A Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by telephone. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their investment income quarterly as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class A Shares of each Fund except for the Tax-Managed Small Cap Fund. As of the fiscal year ended September 30, 2000, the Tax-Managed Small Cap Fund had not commenced operation. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Funds' operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited
by [                         ] independent public accountants. Their report,
along with each Fund's financial statements, appears in the Funds' annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FINANCIAL HIGHLIGHTS
SEI Institutional Managed Trust -- For the periods ended September 30. For a Share Outstanding Throughout the Period


                                                        NET REALIZED
                                                        AND                          DISTRIBUTIONS
                              NET ASSET   NET           UNREALIZED      DIVIDENDS    FROM           NET ASSET
                              VALUE,      INVESTMENT    GAINS/          FROM NET     REALIZED       VALUE, END
                              BEGINNING   INCOME        (LOSSES)        INVESTMENT   CAPITAL        OF PERIOD    TOTAL
                              OF PERIOD   (LOSS)        ON SECURITIES   INCOME       GAINS                       RETURN
---------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
CLASS A
2000
1999                          $17.31      $0.24         $2.67           $(0.24)      $(1.01)        $18.97       17.13%
1998                          19.37       0.25          (0.42)          (0.26)       (1.63)         17.31        (1.40)
1997                          14.78       0.28          5.77            (0.29)       (1.17)         19.37        44.12
1996                          13.00       0.32          2.01            (0.26)       (0.29)         14.78        18.33

LARGE CAP GROWTH FUND
CLASS A
2000
1999                          $21.01      $(0.05)       $7.92           $--          $(0.30)        $28.58       37.74%
1998                          20.40       0.03          1.62            (0.04)       (1.00)         21.01        8.35
1997                          15.03       0.03          6.33            (0.05)       (0.94)         20.40        44.35
1996 (1)                      12.75       0.07          2.51            (0.08)       (0.22)         15.03        20.59

TAX-MANAGED LARGE CAP FUND
CLASS A
2000
1999                          $9.61       $0.08         $3.04           $(0.08)      $--            $12.65       32.60%
1998(2)                       10.00       0.04          (0.42)          (0.01)       --             9.61         (3.82)

SMALL CAP VALUE FUND
CLASS A
2000
1999                          $13.67      $0.05         $0.57           $(0.05)      $(0.18)        $14.06       4.47%
1998                          17.85       0.05          (2.22)          (0.04)       (1.97)         13.67        (13.68)
1997                          13.17       0.05          5.74            (0.05)       (1.06)         17.85        47.16
1996(3)                       12.19       0.02          1.27            (0.01)       (0.30)         13.17        10.86

SMALL CAP GROWTH FUND
CLASS A
2000
1999                          $13.68      $(0.12)       $7.62           $--           $(0.06)       $21.12       55.00%
1998                          19.32       (0.08)        (4.92)          --            (0.64)        13.68        (26.53)
1997                          20.51       0.02          2.64            --            (3.85)        19.32        17.23
1996                          19.88       (0.08)        4.37            --            (3.66)        20.51        26.56

                                                                                    RATIO OF NET
                                                         RATIO OF NET  RATIO OF     INVESTMENT
                                                         INVESTMENT    EXPENSES     INCOME (LOSS)
                                             RATIO OF    INCOME        TO AVERAGE   TO AVERAGE      PORTFOLIO
                              NET ASSETS     EXPENSES    (LOSS)        NET ASSETS   NET ASSETS      TURNOVER
                              RATIO OF       TO AVERAGE  TO AVERAGE    (EXCLUDING   (EXCLUDING      RATE
                              PERIOD (000)   NET ASSETS  NET ASSETS    WAIVERS)     WAIVERS)
---------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
CLASS A
2000
1999                          $2,452,540     0.85%       1.26%         0.85%        1.26%           49%
1998                          1,410,903      0.85        1.42          0.85         1.42            79
1997                          866,826        0.85        1.74          0.85         1.74            67
1996                          515,011        0.83        2.31          0.83         2.31            75

LARGE CAP GROWTH FUND
CLASS A
2000
1999                          $2,626,807     0.85%       (0.24)%       0.90%        (0.29)%         45%
1998                          1,379,199      0.85        0.11          0.90         0.06            80
1997                          800,479        0.85        0.22          0.90         0.17            73
1996 (1)                      482,079        0.82        0.50          0.87         0.45            90

TAX-MANAGED LARGE CAP FUND
CLASS A
2000
1999                          $710,136       0.85%       0.71%         0.90%        0.66%           21%
1998(2)                       170,097        0.85        1.18          0.90         1.13            12

SMALL CAP VALUE FUND
CLASS A
2000
1999                          $572,125       1.10%       0.38%         1.10%        0.38%           130%
1998                          430,010        1.10        0.34          1.10         0.34            77
1997                          323,337        1.11        0.37          1.11         0.37            98
1996(3)                       163,177        1.11        0.15          1.11         0.15            121

SMALL CAP GROWTH FUND
CLASS A
2000
1999                          $931,024       1.10%       (0.72)%       1.10%        (0.72)%         141%
1998                          536,393        1.10        (0.56)        1.10         (0.56)          128
1997                          561,414        1.10        (0.60)        1.10         (0.60)          107
1996                          380,525        1.10        (0.63)        1.11         (0.64)          167


                               Page 45 of 48


                                                        NET REALIZED
                                                        AND                          DISTRIBUTIONS
                              NET ASSET   NET           UNREALIZED      DIVIDENDS    FROM           NET ASSET
                              VALUE,      INVESTMENT    GAINS/          FROM NET     REALIZED       VALUE, END
                              BEGINNING   INCOME        (LOSSES)        INVESTMENT   CAPITAL        OF PERIOD    TOTAL
                              OF PERIOD   (LOSS)        ON SECURITIES   INCOME       GAINS                       RETURN
---------------------------------------------------------------------------------------------------------------------------
MID-CAP FUND
CLASS A
2000
1999                          $14.00      $0.07         $2.21           $(0.07)      $(1.02)        $15.19       16.53%
1998                          19.56       0.13          (2.67)          (0.15)       (2.87)         14.00        (15.41)
1997                          14.96       0.13          5.86            (0.14)       (1.25)         19.56        43.13
1996                          13.04       0.18          1.89            (0.15)       --             14.96        16.03

CAPITAL APPRECIATION FUND
CLASS A
2000
1999                          $14.01      $0.07         $2.92           $(0.09)      $(3.68)        $13.23       23.13%
1998                          18.20       0.16          0.92            (0.16)       (5.11)         14.01        7.08
1997                          18.14       0.21          4.65            (0.22)       (4.58)         18.20        34.02
1996                          16.70       0.20          3.18            (0.17)       (1.77)         18.14        22.14

EQUITY INCOME FUND
CLASS A
2000
1999                          $14.61      $0.24         $1.87           $(0.24)      $(3.89)        $12.59       15.35%
1998                          18.02       0.41          (0.09)          (0.38)       (3.35)         14.61        1.51
1997                          16.40       0.39          4.33            (0.42)       (2.68)         18.02        33.46
1996                          16.07       0.49          2.20            (0.41)       (1.95)         16.40        18.17

BALANCED FUND
CLASS A
2000
1999                          $13.17      $0.31         $1.10           $(0.34)      $(1.75)        $12.49       11.22%
1998                          14.06       0.41          0.80            (0.40)       (1.70)         13.17        9.49
1997                          13.94       0.41          2.27            (0.42)       (2.14)         14.06        22.38
1996                          12.76       0.42          1.44            (0.34)       (0.34)         13.94        15.01

                                                                                    RATIO OF NET
                                                         RATIO OF NET  RATIO OF     INVESTMENT
                                                         INVESTMENT    EXPENSES     INCOME (LOSS)
                                             RATIO OF    INCOME        TO AVERAGE   TO AVERAGE      PORTFOLIO
                              NET ASSETS     EXPENSES    (LOSS)        NET ASSETS   NET ASSETS      TURNOVER
                              RATIO OF       TO AVERAGE  TO AVERAGE    (EXCLUDING   (EXCLUDING      RATE
                              PERIOD (000)   NET ASSETS  NET ASSETS    WAIVERS)     WAIVERS)
---------------------------------------------------------------------------------------------------------------
MID-CAP FUND
CLASS A
2000
1999                          $34,995        1.00%       0.40%         1.00%        0.40%           139%
1998                          35,160         1.00        0.93          1.00         0.93            106
1997                          35,047         0.93        0.79          0.94         0.78            92
1996                          24,954         0.77        1.28          0.88         1.17            101

CAPITAL APPRECIATION FUND
CLASS A
2000
1999                          $84,597        0.84%       0.47%         0.91%        0.41%           147%
1998                          118,741        0.84        1.03          0.89         0.98            238
1997                          164,238        0.84        1.20          0.89         1.15            178
1996                          236,581        0.84        1.20          0.86         1.18            153

EQUITY INCOME FUND
CLASS A
2000
1999                          $80,835        0.85%       1.66%         0.91%        1.60%           75%
1998                          116,576        0.85        1.85          0.90         1.80            66
1997                          173,766        0.85        2.38          0.90         2.33            40
1996                          202,823        0.83        3.00          0.86         2.97            43

BALANCED FUND
CLASS A
2000
1999                          $54,487        0.75%       2.39%         0.80%        2.39%           188%
1998                          56,256         0.75        2.90          0.80         2.85            183
1997                          51,195         0.75        3.15          0.81         3.09            197
1996                          57,915         0.75        2.98          0.84         2.89            143

(1) Large Cap Growth shares were offered beginning December 20, 1994. All ratios including total return for that period have been annualized.

(2) Tax Managed Large Cap Class A shares were offered beginning March 4, 1998. All ratios have been annualized.

(3) Small Cap Value shares were offered beginning December 20, 1994. All ratios including total return for that period have been annualized.

* Sales load is not reflected in total return.

Amounts designated as "--" are zero or have been rounded to zero.

                         SEI INSTITUTIONAL MANAGED TRUST

INVESTMENT ADVISER

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated January, 31, 2001, includes more detailed information about the SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-DIAL-SEI

BY MAIL:  Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET:  www.seic.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Institutional Managed Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Institutional Managed Trust's Investment Company Act registration number is 811-4878.

                        SEI INSTITUTIONAL MANAGED TRUST

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Adviser:

  SEI Investments Management Corporation

Sub-Advisers:

Alliance Capital Management L.P.
Artisan Partners Limited Partnership
BlackRock Financial Management, Inc.
Boston Partners Asset Management, L.P.
Chartwell Investment Partners
David J. Greene & Co., LLC
Equinox Capital Management, LLC
Credit Suisse Asset Management LLC
HighMark Capital Management, Inc.
Loomis, Sayles and Company, L.P.
LSV Asset Management, L.P.
Martingale Asset Management, L.P.
Mazama Capital Management, Inc.
McKinley Capital Management, Inc.
Mellon Equity Associates, LLP

Nicholas-Applegate Capital Management
Nomura Corporate Research
  and Asset Management Inc.
Provident Investment Counsel, Inc.
Robert W. Baird & Co., Incorporated
RS Investment Management, L.P.
Sanford C. Bernstein & Co., LLC
Sawgrass Asset Management, LLC
Security Capital Global Capital
  Management Group Incorporated
TCW Investment Management Company
Wall Street Associates
Western Asset Management Company

    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Trust's Prospectuses dated January 31, 2001. Prospectuses may be obtained by writing the Trust's distributor, SEI Investments Distribution Co., at Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

                               TABLE OF CONTENTS

The Trust...................................................     S-2
Investment Objectives and Policies..........................     S-2
Description of Permitted Investments and Risk Factors.......     S-7
Investment Limitations......................................    S-21
Description of Ratings......................................    S-23
The Administrator and Transfer Agent........................    S-26
The Adviser and Sub-Advisers................................    S-27
Distribution and Shareholder Servicing......................    S-31
Trustees and Officers of the Trust..........................    S-32
Performance.................................................    S-36
Purchase and Redemption of Shares...........................    S-38
Shareholder Services (Class D Shares).......................    S-39
Taxes.......................................................    S-40
Portfolio Transactions......................................    S-42
Description of Shares.......................................    S-46
Limitation of Trustees' Liability...........................    S-47
Code of Ethics..............................................    S-47
Voting......................................................    S-47
Shareholder Liability.......................................    S-47
5% Shareholders.............................................    S-48
Custodian...................................................    S-51
Experts.....................................................    S-52
Legal Counsel...............................................    S-52
Financial Statements........................................    S-52

January 31, 2001

                                   THE TRUST

    SEI Institutional Managed Trust (the "Trust") is an open-end management investment company that offers shares of diversified portfolios. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated October 20, 1986. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. Shareholders may purchase shares in certain portfolios through four separate classes, Class A, Class D, Class I and Class Y, which provide for variations in sales charges, distribution costs, transfer agent fees, voting rights and dividends. Except for differences between the Class A shares and/or Class D shares pertaining to sales charges, distribution and shareholder servicing, voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

    This Statement of Additional Information relates to the following portfolios: Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income, and High Yield Bond Funds (each a "Fund" and, together, the "Funds"), and any different classes of the Funds.

                       INVESTMENT OBJECTIVES AND POLICIES

    LARGE CAP VALUE FUND--The investment objective of the Large Cap Value Fund is long-term growth of capital and income. There can be no assurance that the Fund will achieve its investment objective.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in a diversified portfolio of high quality, income producing common stocks of large companies (I.E., companies with market capitalizations of more than $1 billion) which, in the opinion of the advisers, are undervalued in the marketplace at the time of purchase. In general, the advisers characterize high quality securities as those that have above-average reinvestment rates. The advisers also consider other factors, such as earnings and dividend growth prospects, as well as industry outlook and market share. Any remaining assets may be invested in other equity securities and in investment grade fixed income securities. Investment grade fixed income securities are securities that are rated at least BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"). The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of real estate investment trusts ("REITs"), and shares of other investment companies, and lend its securities to qualified buyers.

    LARGE CAP GROWTH FUND--The investment objective of the Large Cap Growth Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion) which, in the opinion of the advisers, possess significant growth potential. Any remaining assets may be invested in investment grade fixed income securities or in equity securities of smaller companies that the Fund's advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    TAX-MANAGED LARGE CAP FUND--The Tax-Managed Large Cap Fund's investment objective is to achieve high long-term after-tax returns for its shareholders. The investment objective of the Fund is fundamental, and may not be changed unless authorized by a vote of the Fund's shareholders.

    Under normal market conditions, the Fund will invest at least 80% of its total assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion at the time of purchase). Any remaining assets may be invested in investment grade fixed income securities, including tax-exempt securities and variable and floating rate securities, or in equity securities of smaller companies that the Fund's advisers believe are appropriate in light of the Fund's objective. The Fund may acquire shares of other investment companies, when-issued and delayed-delivery securities and zero coupon obligations, and may invest in securities that are illiquid. The Fund may also borrow money and lend its securities to qualified borrowers.

    The Fund is designed for long-term taxable investors, including high net worth individuals. While the Fund seeks to minimize taxes associated with the Fund's investment income and realized capital gains, the Fund is very likely to have taxable investment income and will likely realize taxable gains from time to time.

    The Fund seeks to achieve favorable after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's realization of investment income and capital gains. Taxable investment income will be minimized by investing primarily in lower yielding securities. If this strategy is carried out, the Fund can be expected to distribute relatively low levels of taxable investment income.

    Realized capital gains will be minimized in part by investing primarily in established companies with the expectation of holding these securities for a period of years. The Fund's advisers will generally seek to avoid realizing short-term capital gains, thereby minimizing portfolio turnover. When a decision is made to sell a particular appreciated security, the Fund will attempt to select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. The Fund may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

    The Fund's exposure to losses during stock market declines may be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities.

    SMALL CAP VALUE FUND--The investment objective of the Small Cap Value Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of smaller companies (I.E., companies with market capitalizations of less than $2 billion) which, in the opinion of the advisers, have prices that appear low relative to certain fundamental characteristics such as earnings, book value, or return on equity. Any remaining assets may be invested in investment grade fixed income securities or equity securities of larger, more established companies that the Fund's advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    SMALL CAP GROWTH FUND--The investment objective of the Small Cap Growth Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of smaller growth companies (I.E., companies with market capitalizations less than $2 billion) which, in the opinion of the advisers, are in an early stage or transitional point in their development and have demonstrated or have the potential for above average capital growth. Any remaining assets may be invested in the equity securities of more established companies that the advisers believe may offer strong capital appreciation potential due to their relative market position, anticipated earnings growth, changes in management or other similar opportunities.

    For temporary defensive purposes, the Fund may invest all or a portion of its assets in common stocks or larger, more established companies and in investment grade fixed income securities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    The Fund's annual turnover rate may exceed 100%. Such a turnover rate may result in higher transaction costs and in additional taxes for shareholders.

    TAX-MANAGED SMALL CAP FUND--The investment objective is to achieve high long-term after-tax returns for its shareholders.

    Under normal market conditions, the Fund will invest at least 80% of its total assets in equity securities of small companies (I.E., companies with market capitalizations of less than $4 billion at the time of purchase). Any remaining assets may be invested in other equity securities, and investment grade fixed income securities, including tax-exempt securities and variable and floating rate securities. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The Fund may acquire shares of other investment companies, when-issued and delayed-delivery securities and zero coupon obligations, and may invest in securities that are illiquid. The Fund may also borrow money and lend its securities to qualified borrowers.

    The Fund is designed for long-term taxable investors, including high net worth individuals. While the Fund seeks to minimize taxes associated with the Fund's investment income and realized capital gains, the Fund is very likely to have taxable investment income and will likely realize taxable gains from time to time.

    The Fund seeks to achieve favorable after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's realization of investment income and capital gains. Taxable investment income will be minimized by investing primarily in lower yielding securities. If this strategy is carried out, the Fund can be expected to distribute relatively low levels of taxable investment income.

    When a decision is made to sell a particular appreciated security, the Portfolio will attempt to select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. The Fund may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

    The Fund's exposure to losses during stock market declines may be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities.

    MID-CAP FUND--The investment objective of the Mid-Cap Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of medium-sized companies (I.E., companies with market capitalizations of $500 million to $5 billion). Such companies are typically well established but have not reached full maturity, and may offer significant growth potential. The advisers will seek to identify companies which, in their opinion, will experience accelerating earnings, increased institutional ownership or strong price appreciation relative to their industries and broad market averages.

    Any remaining assets may be invested in equity securities of larger, more established companies, investment grade fixed income securities or money market securities. For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest all or a portion of its assets in equity securities of larger companies. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    The Fund's annual turnover rate may exceed 100%. Such a turnover rate may result in higher transaction costs and in additional taxes for shareholders.

    CAPITAL APPRECIATION FUND--The investment objective of the Capital Appreciation Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Under normal market conditions, at least 65% of the Fund's assets will be invested in a diversified portfolio of common stocks (and securities convertible into common stock) which, in the opinion of the advisers, will have above-average sustainable growth rates. Dividend income is an incidental consideration compared to growth of capital. In selecting securities for the Fund, the advisers will evaluate factors they believe are likely to affect long-term capital appreciation such as the issuer's background, industry position, historical returns on equity and experience and qualifications of the management team. Any remaining assets may be invested in investment grade fixed income securities and other types of equity securities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    The Fund's annual turnover rate may exceed 100%. Such a turnover rate may result in higher transaction costs and in additional taxes for shareholders.

    EQUITY INCOME FUND--The investment objective of the Equity Income Fund is to provide current income and, as a secondary objective, moderate capital appreciation. There can be no assurance that the Fund will achieve its investment objectives.

    Under normal market conditions, at least 65% of the Fund's assets will be invested in a diversified portfolio of common stocks. The investment approach employed by the advisers emphasizes income-producing common stocks which, in general, have above-average dividend yields relative to the stock market as measured by the S&P 500 Index. Any remaining assets may be invested in investment grade fixed income securities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    BALANCED FUND--The investment objective of the Balanced Fund is total return consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

    The Fund invests in a combination of undervalued common stocks and fixed income securities or in other investment companies that invest in such securities. The Fund seeks strong total return in all market by purchasing a combination of common stocks and fixed income securities. The Fund primarily invests in equity securities with market capitalizations of more than $1 billion, intermediate-maturity fixed income securities and money market instruments. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, and shares of REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    The average maturity of the fixed income securities in the Fund will, under normal circumstances, be approximately five years, although this will vary with changing market conditions.

    CORE FIXED INCOME FUND--The investment objective of the Core Fixed Income Fund is current income consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in fixed income securities that are rated investment grade or better, I.E., rated in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO") at the time of purchase, or, if not rated, determined to be of comparable quality by the advisers. Fixed income securities in which the Fund may invest consist of: (i) corporate bonds and debentures, (ii) obligations issued by the United States Government, its agencies and instrumentalities, (iii) municipal securities of Issuers located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions, consisting of municipal bonds, municipal notes, tax-exempt commercial paper and municipal lease obligations, (iv) receipts involving U.S. Treasury obligations, (v) mortgage-backed securities,
(vi) asset-backed securities, (vii) zero coupon, pay-in-kind or deferred payment securities, and (viii) securities issued on a when-issued and a delayed-delivery basis, including TBA mortgage-backed securities.

    Any remaining assets may be invested in: (i) interest-only and principal-only components of mortgage-backed securities, (ii) mortgage dollar rolls, (iii) warrants, (iv) money market securities, (v) construction loans and
(vi) Yankee obligations. In addition, the Fund may purchase or write options, futures (including futures on U.S. Treasury obligations and Eurodollar instruments) and options on futures. The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified buyers.

    Duration is a measure of the expected life of a fixed income security on a cash flow basis. Most debt obligations provide interest payments and a final payment at maturity. Some also have put or call provisions that allow the security to be redeemed at special dates prior to maturity. Duration incorporates yield, coupon interest payments, final maturity and call features into a single measure. The advisers therefore consider duration a more accurate measure of a security's expected life and sensitivity to interest rate changes than is the security's term to maturity.

    The Fund invests in a portfolio with a dollar-weighted average duration that will, under normal market conditions, stay within plus or minus 20% of what the advisers believe to be the average duration of the domestic bond market as a whole. The advisers base their analysis of the average duration of the domestic bond market on the bond market indices which they believe to be representative. The advisers currently use the Lehman Aggregate Bond Index for this purpose.

    The Fund's annual turnover rate may exceed 100%. Such a turnover rate may lead to higher transaction costs and may result in higher taxes for shareholders.

    HIGH YIELD BOND FUND--The investment objective of the High Yield Bond Fund is to maximize total return. There can be no assurance that the Fund will achieve its investment objective.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in fixed income securities that are rated below investment grade, I.E., rated below the top four rating categories by an NRSRO at the time of purchase, or, if not rated, determined to be of comparable quality by the advisers. Below investment grade securities are commonly referred to as "junk bonds," and generally entail increased credit and market risk. Securities rated in the lowest rating categories may have predominantly speculative characteristics or may be in default.

    The Fund may invest in all types of fixed income securities issued by domestic and foreign issuers, including: (i) mortgage-backed securities,
(ii) asset-backed securities, (iii) zero coupon, pay-in-kind or deferred payment securities, and (iv) variable and floating rate instruments.

    Any assets of the Fund not invested in the fixed income securities described above may be invested in: (i) convertible securities, (ii) preferred stocks,
(iii) equity securities, (iv) investment grade fixed income securities,
(v) money market securities, (vi) securities issued on a when-issued and delayed-delivery basis, including TBA mortgage-backed securities, (vii) forward foreign currency contracts, and (viii) Yankee obligations. In addition, the Fund may purchase or write options, futures and options on futures. The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified buyers.

    The advisers may vary the average maturity of the securities in the Fund without limit, and there is no restriction on the maturity of any individual security.

    The "Appendix" to this Statement of Additional Information sets forth a description of the bond rating categories of several NRSROs. The ratings established by each NRSRO represents its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality, and may not reflect changes in an issuer's creditworthiness. Accordingly, although the advisers will consider ratings, they will perform their own analyses and will not rely principally on ratings. The advisers will consider, among other things, the price of the security and the financial history and condition, the prospects and the management of an issuer in selecting securities for the Fund.

    The achievement of the Fund's investment objective may be more dependent on the adviser's own credit analysis than would be the case if the Fund invested in higher rated securities. There is no bottom limit on the ratings of high yield securities that may be purchased or held by the Fund.

             DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

    ALL FUNDS MAY INVEST IN THE FOLLOWING INVESTMENTS UNLESS SPECIFICALLY NOTED OTHERWISE.

    AMERICAN DEPOSITORY RECEIPTS ("ADRs")--The Balanced, Capital Appreciation, Equity Income, High Yield Bond, Large Cap Growth, Large Cap Value and Small Cap Value Funds may invest in ADRs traded on registered exchanges or on Nasdaq. The Large Cap Growth Fund may also invest in ADRs not traded on an established exchange. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool or securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. While the Funds typically invest in sponsored ADRs, joint arrangements between the issuer and the depositary, some ADRs may be unsponsored. Unlike sponsored ADRs, the holders of unsponsored ADRs bear all expenses and the depositary may not be obligated to distribute shareholder communications or to pass through the voting rights on the deposited securities.

    ASSET-BACKED SECURITIES--The Core Fixed Income and High Yield Bond Funds may invest in asset-backed securities. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and overcollateralization.

    Asset-backed securities are not issued or guaranteed by the United States Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holders.

    The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

    BANKERS' ACCEPTANCES--A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable, interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. Certificates of deposit have penalties for early withdrawal.

    COMMERCIAL PAPER--Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a day to nine months.

    CONSTRUCTION LOANS--In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration ("FHA") under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA- or GNMA-insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development ("HUD") through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, and so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

    Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

    Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investors construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate ("CLC"). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate ("PLC"). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs or PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for. The Core Fixed Income Fund may invest in construction loans.

    CONVERTIBLE SECURITIES--Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. The Balanced, Capital Appreciation, Equity Income, High Yield Bond, Mid-Cap, Large Cap Growth, Large Cap Value, Tax-Managed Large Cap, Small Cap Growth, Small Cap Value, and Tax-Managed Small Cap Funds may invest in convertible securities.

    EQUITY SECURITIES--The Balanced, Capital Appreciation, Equity Income, High Yield Bond, Mid-Cap, Large Cap Growth, Large Cap Value, Tax-Managed Large Cap, Small Cap Growth, Small Cap Value, and Tax-Managed Small Cap Funds may purchase equity securities. Equity securities include common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock. The Large Cap Value, Small Cap Growth, Capital

Appreciation and Equity Income Funds may only invest in such securities if they are listed on registered exchanges or actively traded in the over-the-counter market.

    Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

    Investments in small or middle capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small or medium-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

    FIXED INCOME SECURITIES--Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Fixed income securities rated in the fourth highest rating category lack outstanding investment characteristics, and have speculative characteristics as well. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

    Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by a NRSRO, or, if not rated, are determined to be of comparable quality by the Fund's advisers. The Description of Ratings section of this Prospectus sets forth a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represents its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. In the event a security owned by a Fund is downgraded, the adviser will review the situation and take appropriate action with regard to the security.

    Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

    There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

    FOREIGN SECURITIES--The Balanced, Capital Appreciation, Equity Income, High Yield Bond, Small Cap Growth, Small Cap Value, Large Cap Growth and Large Cap Value Funds may invest in U.S. dollar denominated obligations or securities of foreign issuers. In addition, the Core Fixed Income and High Yield Bond Funds may invest in Yankee Obligations. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits, Yankee Certificates of Deposit and investments in Canadian Commercial Paper, foreign securities and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Investing in the securities of foreign companies and the utilization of forward foreign currency contracts involve special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability that could affect U.S. investment in foreign countries and potential restrictions of the flow of international capital and currencies. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

    FORWARD FOREIGN CURRENCY CONTRACTS--A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of a Fund's securities denominated in such foreign currency.

    By entering into forward foreign currency contracts, a Fund will seek to protect the value of its investment securities against a decline in the value of a currency. However, these forward foreign currency contracts will not eliminate fluctuations in the underlying prices of the securities. Rather, they simply establish a rate of exchange which one can obtain at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. At the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Fund may realize a gain or loss from currency transactions. A Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

    FUTURES AND OPTIONS ON FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

    An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

    In order to avoid leveraging and related risks, when a Fund invests in futures contracts, it will cover its position by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked to market on a daily basis.

    A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), so long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Fund's net assets.

    There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return.

    ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities over seven days in length.

    LOWER RATED SECURITIES--The High Yield Bond Fund will invest in lower-rated bonds commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower rated securities are defined as securities below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default. There is no bottom limit on the ratings of high-yield securities that may be purchased or held by the Fund. In addition, the Fund may invest in unrated securities. Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (I.E., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

    The high yield market is relatively new and its growth has paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Fund's advisers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore the Trust may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

    Prices for high yield securities may be affected by legislative and regulatory developments. These laws could adversely affect the Fund's net asset value and investment practices, the secondary market value for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.

    Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

    GROWTH OF HIGH-YIELD BOND, HIGH-RISK BOND MARKET. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

    SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic down turn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Fund's net asset value.

    PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

    TAXES. The Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the tax code. Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

    MONEY MARKET SECURITIES--Each Fund may hold cash reserves and invest in money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year, high-grade commercial paper and other short-term debt securities) rated at the time of purchase in the top two categories by an NRSRO, or, if not rated, determined by the advisers to be of comparable quality at the time of purchase.

    MORTGAGE-BACKED SECURITIES--The Balanced, Core Fixed Income, and High Yield Bond Funds may, consistent with their respective investment objectives and policies, invest in mortgage-backed securities.

    Mortgage-backed securities in which the Funds may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("GNMA") and government-related organizations such as Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and balloon mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. Although certain mortgage-backed securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. When the mortgage-backed securities held by a Fund are prepaid, the Fund must reinvest the proceeds in securities the yield of which reflects prevailing interest rates, which may be lower than the prepaid security. For this and other reasons, a mortgage-backed security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. In addition, regular payments received in respect of mortgage-backed securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

    A Fund may also invest in mortgage-backed securities that are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. For purposes of determining the average maturity of a mortgage-backed security in its investment portfolio, the Core Fixed Income Fund will utilize the expected average life of the security, as estimated in good faith by the Fund's advisers. Unlike most single family residential mortgages, commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases there may be prohibitions on principal prepayments for several years following origination.

    GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and the FHLMC. GNMA, Fannie Mae and FHLMC guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. FHLMC generally guarantees only the ultimate collection of principal of the underlying mortgage loan. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

    There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within HUD. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PC's"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks.

Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae.

    PRIVATE PASS-THROUGH SECURITIES: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

    COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"): CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property.

    COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"): CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid. Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

    REMICs: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae, GNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

    PARALLEL PAY SECURITIES; PAC BONDS: Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

    STRIPPED MORTGAGE-BACKED SECURITIES ("SMBs"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, while the other class may receive all of the principal payments. The market for SMBs is not as fully developed as other markets; SMBs, therefore, may be illiquid.

    MORTGAGE DOLLAR ROLLS--Mortgage "dollar rolls" are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Portfolio being paid a fee as consideration for entering into the commitment to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held.

    To avoid any leveraging concerns, a Fund will place U.S. Government or other liquid securities in a segregated account in an amount sufficient to cover its repurchase obligation.

    MUNICIPAL SECURITIES--The Core Fixed Income Fund and High Yield Bond Fund may invest in municipal securities. Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. The two principal classifications of Municipal Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. A Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state and are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

    Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by HUD. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

    The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.

    An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

    MUNICIPAL LEASES--The Core Fixed Income Fund may invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

    OPTIONS--A Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

    A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

    Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

    All options written on indices or securities must be covered. When a Fund writes an option or security on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

    Each Fund may trade put and call options on securities and securities indices, as the advisers determine is appropriate in seeking the Fund's investment objective, and except as restricted by each Fund's investment limitations as set forth below. See "Investment Limitations."

    The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

    A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

    A Fund may write covered call options on securities as a means of increasing the yield on its fund and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

    A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the Securities and Exchange Commission that OTC options are generally illiquid.

    The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

    RISK FACTORS. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

    PAY-IN-KIND BONDS--Investments of the Core Fixed Income and High Yield Bond Funds in fixed-income securities may include pay-in-kind bonds. These are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

    RECEIPTS--Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONs, TIGRs and CATS are interests in private proprietary accounts while TRs and Separately Traded Registered Interest and Principal Securities ("STRIPS") (See "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying securities. The Capital Appreciation, Core Fixed Income, Equity Income, and Large Cap Value Funds may invest in receipts.

    REITs--REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through a Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

    A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended ("Code") or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended ("1940 Act").

    REPURCHASE AGREEMENTS--Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. A Fund involved bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and a Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. An adviser enters into repurchase agreements only with financial institutions that it deems to present minimal risk of bankruptcy during the term of the agreement, based on guidelines that are periodically reviewed by the Board of Trustees. These guidelines currently permit each Fund to enter into repurchase agreements only with approved banks and primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. The advisers will monitor compliance with this requirement. Under all repurchase agreements entered into by a Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the security and may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor. Repurchase agreements are considered loans under the 1940 Act.

    RESTRICTED SECURITIES--Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Section
4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act, and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper.
Rule 144A securities are securities re-sold in reliance on an exemption from registration provided by Rule 144A under the 1933 Act.

    SECURITIES LENDING--Loans are made only to borrowers deemed by the advisers to be in good standing and when, in the judgment of the advisers, the consideration that can be earned currently from such loaned securities justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. Each of the Funds may use the Distributor as a broker in these transactions.

    TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

    U.S. GOVERNMENT AGENCY OBLIGATIONS--Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the FHA and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the FHLMC, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Funds' shares.

    U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations, known as STRIPS that are transferable through the Federal book-entry system.

    U.S. TREASURY RECEIPTS--U.S. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.

    VARIABLE OR FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. These instruments may involve a demand feature and may include variable amount master demand notes available through the Custodian. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of a Fund's advisers, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for each Fund. Each Fund's advisers will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

    In case of obligations which include a put feature at the option of the debt holder, the date of the put may be used as an effective maturity date for the purpose of determining weighted average portfolio maturity.

    WARRANTS--Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

    WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES--When-Issued securities are securities that involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued obligations results in leveraging, and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery. A Fund will establish a segregated account with the Custodian and maintain liquid assets in an amount at least equal in value to that Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund involved will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

    One form of when-issued or delayed-delivery security that a Fund may purchase is a TBA mortgage-backed security. A TBA mortgage-backed security transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.

    YANKEE OBLIGATIONS--Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the Securities and Exchange Commission or issue securities under Rule 144A of the 1933 Act, as amended. These consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Yankee obligations as obligations of foreign issuers, are subject to the same types of risks discussed in "Securities of Foreign Issuers," above.

    The yankee obligations selected for the Funds will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

    ZERO COUPON, PAY-IN-KIND AND DEFERRED PAYMENT SECURITIES--Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, a Fund will have fewer assets with which to purchase income producing securities. In the event of adverse market conditions, zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuations in value and may be less liquid than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and Receipts (TRs, TIGRs,

LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. The Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy income distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

    CORPORATE ZERO COUPON SECURITIES--Corporate zero coupon securities are:
(i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (E.G., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

No Fund may:

1. With respect to 75% of its assets, (i) purchase the securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
    (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8. With the exception of the Tax-Managed Small Cap Fund, invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

    The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. These investment limitations and the investment limitations in each Prospectus are fundamental policies of the Trust and may not be changed without shareholder approval.

NON-FUNDAMENTAL POLICIES
No Fund may:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or an order of exemption therefrom.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. Purchase securities which are not readily marketable, if, in the aggregate, more than 15% of its total assets would be invested in such securities.

    Under rules and regulations established by the SEC, a Fund is typically prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total Fund's assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. However, certain Funds may rely upon SEC exemptive orders issued to the Trust which permit the Funds to invest in other investment companies beyond these percentage limitations. A Fund's purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

    Each of the foregoing percentage limitations (except with respect to the limitation on investing in illiquid securities) apply at the time of purchase. These limitations are non-fundamental and may be changed by the Trust's Board of Trustees without a vote of shareholders.

                             DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

    The following descriptions of corporate bond ratings have been published by Moody's, S&P, Fitch, Inc. ("Fitch") and Thomson BankWatch ("Thomson"), respectively.

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S LONG-TERM RATINGS

INVESTMENT GRADE

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF FITCH'S LONG-TERM RATINGS

INVESTMENT GRADE BOND

AAA Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times greater than interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

AA Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

A Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

DESCRIPTION OF THOMSON'S LONG-TERM DEBT RATINGS

INVESTMENT GRADE

AAA Bonds rated AAA indicate that the ability to repay principal and interest on a timely basis is very high.

AA Bonds rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB Bonds rated BBB indicate an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    The following descriptions of commercial paper ratings have been published by Moody's, Standard and Poor's, Duff and Phelps, Fitch, IBCA and Thomson BankWatch, respectively.

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

    PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P'S SHORT-TERM RATINGS

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+"

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned
                 "F-1+" and "F-1" ratings.

LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

DESCRIPTION OF THOMSON'S SHORT-TERM RATINGS

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

                      THE ADMINISTRATOR AND TRANSFER AGENT

    SEI Investments Fund Management ("SEI Management" or the "Administrator") provides the Trust with overall administrative services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and acts as dividend disbursing agent. SEI Management also serves as transfer agent (the "Transfer Agent") for the Funds.

    The Trust and SEI Management have entered into an Administration Agreement ("the Administration Agreement"). The Administration Agreement provides that SEI Management shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of SEI Management in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The continuance of the Administration Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Funds, and
(ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Administration Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement is terminable at any time as to any Fund without penalty by the Trustees of the Trust, by a vote of a majority of the outstanding shares of the Fund or by SEI Management on not less than 30 days' nor more than 60 days' written notice.

    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds, Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First Omaha Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, iShares Inc., iShares Trust, JohnsonFamily Funds, Inc., Millenium Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Pitcairn Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc.

    If operating expenses of any Fund exceed applicable limitations, SEI Management will pay such excess. SEI Management will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

    For the fiscal years ended September 30, 1998, 1999, and 2000, the Funds paid fees to the Administrator as follows:

                                              ADMINISTRATION FEES              ADMINISTRATION FEES
                                                   PAID (000)                      WAIVED (000)
                                         ------------------------------   ------------------------------
                                           1998       1999       2000       1998       1999       2000
                                         --------   --------   --------   --------   --------   --------
Large Cap Value Fund...................   $4,109     $7,270      $XXX       $  0       $  0       $XXX
Large Cap Growth Fund..................   $4,091     $7,399      $XXX       $  0       $  0       $XXX
Tax-Managed Large Cap Fund.............   $  162     $1,467      $XXX       $  0       $  0       $XXX
Small Cap Value Fund...................   $1,460     $1,787      $XXX       $  0       $  0       $XXX
Small Cap Growth Fund..................   $2,041     $2,546      $XXX       $  0       $  0       $XXX
Tax-Managed Small Cap Fund.............        *          *         *          *          *          *
Mid-Cap Fund...........................   $  141     $  132      $XXX       $  0       $  0       $XXX
Capital Appreciation Fund..............   $  511     $  416      $XXX       $  0       $  0       $XXX
Equity Income Fund.....................   $  518     $  365      $XXX       $  0       $  0       $XXX
Balanced Fund..........................   $  186     $  208      $XXX       $  0       $  0       $XXX
Core Fixed Income Fund.................   $3,419     $5,324      $XXX       $ 23       $  0       $XXX
High Yield Bond Fund...................   $  940     $1,287      $XXX       $105       $159       $XXX

------------------------

 * Not in operation during such period.

                          THE ADVISER AND SUB-ADVISERS

    SEI Investments Management Corporation ("SIMC" or the "Adviser") is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania, 19456. SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding selection and evaluation of sub-advisers. SIMC and its affiliates currently serves as adviser or administrator to more than XX investment companies, including more than XXX funds, SIMC had more than $XX billion in assets as of December 31, 2000.

    SIMC is the investment adviser for each of the Funds, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain Sub-Advisers unaffiliated with SIMC for the Funds without submitting the Sub-Adviser agreements to a vote of the Fund's shareholders. The exemptive relief permits SIMC to disclose only the aggregate amount payable by SIMC to the Sub-Advisers under all such Sub-Adviser agreements for each Fund. The Funds will notify shareholders in the event of any addition or change in the identity of its Sub-Advisers.

    SIMC oversees the investment advisory services provided to the Funds and manages the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the Board of Trustees, a number of sub-advisers (the "Sub-Advisers") are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-Advisers are selected for the Funds based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively a Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

    Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among Sub-Advisers, monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC HAS ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

    For its advisory services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates (shown as a percentage of the average daily net assets of each Fund):

Large Cap Value Fund........................................    0.35%
Large Cap Growth Fund.......................................    0.35%
Tax-Managed Large Cap Fund..................................    0.35%
Small Cap Value Fund........................................    0.65%
Small Cap Growth Fund.......................................    0.65%
Tax-Managed Small Cap Fund..................................    0.65%
Mid-Cap Fund................................................    0.40%
Capital Appreciation Fund...................................    0.35%
Equity Income Fund..........................................    0.35%
Balanced Fund...............................................    0.35%
Core Fixed Income Fund......................................    0.28%
High Yield Bond Fund........................................    0.49%

    SIMC pays the Sub-Advisers a fee out of its advisory fee which is based on a percentage of the average monthly market value of the assets managed by each Sub-Adviser.

    The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SIMC (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

    The continuance of each Advisory and Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory or Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser (or Sub-Adviser) or by the Adviser (or Sub-Adviser) on 90 days' written notice to the Trust.

    For the fiscal years ended September 30, 1998, 1999, and 2000, the Funds paid advisory fees as follows:

                                                                                    ADVISORY FEES
                                              ADVISORY FEES PAID (000)               WAIVED (000)
                                           ------------------------------   ------------------------------
                                             1998       1999       2000       1998       1999       2000
                                           --------   --------   --------   --------   --------   --------
Large Cap Value Fund.....................   $4,109     $7,270      $XX        $  0      $    0      $XX
Large Cap Growth Fund....................   $4,676     $7,399      $XX        $584      $1,057      $XX
Tax-Managed Large Cap Fund...............   $  185     $1,468      $XX        $ 23      $  209      $XX
Small Cap Value Fund.....................   $2,711     $3,319      $XX        $  0      $    0      $XX
Small Cap Growth Fund....................   $3,791     $4,729      $XX        $  0      $    0      $XX
Tax-Managed Small Cap Fund...............        *          *        *           *           *        *
Mid-Cap Fund.............................   $  162     $  151      $XX        $  0      $    0      $XX
Capital Appreciation Fund................   $  585     $  393      $XX        $ 73      $   82      $XX
Equity Income Fund.......................   $  592     $  355      $XX        $ 74      $   63      $XX
Balanced Fund............................   $  213     $  208      $XX        $ 27      $   30      $XX
Core Fixed Income Fund...................   $3,358     $5,229      $XX        $  0      $    0      $XX
High Yield Bond Fund.....................   $1,309     $2,014      $XX        $  0      $    0      $XX

------------------------

 * Not in operation during such period.

    For the fiscal years ended September 30, 1998, 1999, 2000, SIMC paid sub-advisory fees as follows:

                                                                    SUB-ADVISORY FEES
                                                                        PAID (000)
                                                              ------------------------------
                                                                1998       1999       2000
                                                              --------   --------   --------
Large Cap Value Fund........................................   $2,230     $4,283      $XX
Large Cap Growth Fund.......................................   $1,762     $4,380      $XX
Tax-Managed Large Cap Fund..................................   $   72     $  850      $XX
Small Cap Value Fund........................................   $2,030     $2,381      $XX
Small Cap Growth Fund.......................................   $2,386     $3,533      $XX
Tax-Managed Small Cap Fund..................................        *          *        *
Mid-Cap Fund................................................   $   96     $   94      $XX
Capital Appreciation Fund...................................   $  274     $  223      $XX
Equity Income Fund..........................................   $  277     $  195      $XX
Balanced Fund...............................................   $  104     $  119      $XX
Core Fixed Income Fund......................................   $1,508     $2,350      $XX
High Yield Bond Fund........................................   $  892     $1,372      $XX

------------------------

 * Not applicable during such period.

                                THE SUB-ADVISERS

    ALLIANCE CAPITAL MANAGEMENT L.P.--Alliance Capital Management L.P. ("Alliance") serves as a Sub-Adviser for a portion of the assets of the Large Cap Growth Fund. As of November 30, 2000, Alliance managed over $XXX billion in assets.

    ARTISAN PARTNERS LIMITED PARTNERSHIP--Artisan Partners Limited Partnership ("Artisan") serves as a Sub-Adviser for a portion of the assets of the Small Cap Value Fund. As of November 30, 2000, Artisan had approximately $XXX billion in assets under management.

    BLACKROCK FINANCIAL MANAGEMENT, INC.--BlackRock Financial Management, Inc. ("BlackRock") serves as a Sub-Adviser for a portion of the assets of the Core Fixed Income Fund. As of November 30, 2000, BlackRock had $XXX billion in assets under management.

    BOSTON PARTNERS ASSET MANAGEMENT, L.P.--Boston Partners Asset Management, L.P. ("BPAM") serves as a Sub-Adviser for a portion of the assets of the Small Cap Value Fund. As of November 30, 2000, BPAM had approximately $10.2 billion in assets under management.

    CHARTWELL INVESTMENT PARTNERS--Chartwell Investment Partners ("Chartwell") serves as a Sub-Adviser for a portion of the assets of the Small Cap Value Fund. As of November 30, 2000, Chartwell had approximately $XX in assets under management.

    DAVID J. GREENE AND COMPANY, LLC--David J. Greene and Company, LLC ("David J. Greene") serves a Sub-Adviser to a portion of the assets of the Tax-Managed Small Cap Fund. As of November 30, 2000, David J. Greene had approximately $XX million in assets under management.

    EQUINOX CAPITAL MANAGEMENT, LLC--Equinox Capital Management, LLC ("Equinox") serves a Sub-Adviser for a portion of the assets of the Tax-Managed Large Cap Fund. As of November 30, 2000, Equinox had approximately $XX in assets under management.

    CREDIT SUISSE ASSET MANAGEMENT, LLC--Credit Suisse Asset Management, LLC ("Credit Suisse") serves as the Sub-Adviser for the High Yield Bond Fund. Credit Suisse together with its predecessor firms, has been engaged in the investment advisory business for more than 50 years. As of November 30, 2000, Credit Suisse managed approximately $196 billion in assets.

    HIGHMARK CAPITAL MANAGEMENT, INC.--HighMark Capital Management, Inc. ("HighMark") serves as a Sub-Adviser to a portion of the assets of the Equity Income Fund. As of November 30, 2000, HighMark had approximately $XX billion in assets under management.

    LOOMIS, SAYLES AND COMPANY, L.P.--Loomis, Sayles and Company, L.P. ("Loomis") serves as a Sub-Adviser to a portion of the assets of the Tax-Managed Small Cap Fund. As of November 30, 2000, Loomis had approximately $XX billion in assets under management.

    LSV ASSET MANAGEMENT, L.P.--LSV Asset Management, L.P. ("LSV") serves as a Sub-Adviser to a portion of the assets of the Large Cap Value, Small Cap Value, and Tax-Managed Small Cap Funds. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 7 years. As of November 30, 2000, LSV managed approximately
$XX billion in client assets.

    MARTINGALE ASSET MANAGEMENT, L.P.--Martingale Asset Management, L.P. ("Martingale") serves as a Sub-Adviser to the Mid-Cap Fund. As of November 30, 2000, Martingale had approximately $XX in assets under management.

    MAZAMA CAPITAL MANAGEMENT, INC.--Mazama Capital Management, Inc. ("Mazama"), serves as a Sub-Adviser for a portion of the assets of the Small Cap Growth Fund. Mazama is a limited liability company that is registered as an investment adviser. As of November 30, 2000, Mazama currently had approximately
$XX million in assets under management.

    MCKINLEY CAPITAL MANAGEMENT, INC.--McKinley Capital Management, Inc. ("McKinley") serves a Sub-Adviser to a portion of the assets of the Tax-Managed Small Cap and the Small Cap Growth Funds. As of November 30, 2000, McKinley had approximately $XX billion in assets under management.

    MELLON EQUITY ASSOCIATES, LLP--Mellon Equity Associates, LLP ("Mellon Equity") serves as a Sub-Adviser to a portion of the assets of each of the Large Cap Value and Small Cap Value Funds. Mellon Equity had discretionary management authority with respect to approximately $XX billion of assets as of November 30, 2000.

    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT--Nicholas-Applegate Capital Management ("Nicholas-Applegate") serves as a Sub-Adviser to a portion of the assets of the Small Cap Growth Fund. As of November 30, 2000, Nicholas-Applegate had discretionary management authority with respect to approximately $XX billion in assets.

    NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.--Nomura Corporate Research and Asset Management Inc. ("Nomura") serves as a Sub-Adviser to a portion of the assets of the High Yield Bond Fund. As of November 30, 2000, Nomura had approximately $XX billion in assets under management.

    PROVIDENT INVESTMENT COUNSEL, INC.--Provident Investment Counsel, Inc. ("PIC") serves as a Sub-Adviser for a portion of the assets of the Large Cap Growth, Capital Appreciation and Balanced Funds. As of November 30, 2000, PIC had over $XX billion in client assets under management.

    ROBERT W. BAIRD & CO., INCORPORATED--Robert W. Baird & Co., Incorporated ("Baird") serves a Sub-Adviser for a portion of the assets of the Core Fixed Income Fund. As of November 30, 2000, Baird had approximately $XX in assets under management.

    RS INVESTMENT MANAGEMENT, L.P.--RS Investment Management, L.P. ("RSIM"), acts as a Sub-Adviser for a portion of the assets of the Small Cap Growth Fund. As of November 30, 2000, RSIM had approximately $XX billion in assets under management.

    SANFORD C. BERNSTEIN & CO., LLC--Sanford C. Bernstein & Co., LLC ("Bernstein"), serves as a Sub-Adviser to a portion of the assets of the Large Cap Value Fund. Bernstein was founded in 1967, and as of November 30, 2000, had approximately $XX billion in assets under management.

    SAWGRASS ASSET MANAGEMENT, LLC--Sawgrass Asset Management, L.L.C. ("Sawgrass") serves as a Sub-Adviser for a portion of the assets of the Small Cap Growth and Tax-Managed Small Cap Funds. As of November 30, 2000, Sawgrass had approximately $XX million in assets under management.

    SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP INCORPORATED--Security Capital Global Capital Management Group Incorporated ("Security Capital") serves as a Sub-Adviser to a portion of the assets of the Small Cap Value Fund. As of November 30, 2000, Security Capital had approximately $XX billion in assets under management.

    TCW INVESTMENT MANAGEMENT COMPANY--TCW Investment Management Company ("TCW") acts as a Sub-Adviser for a portion of the assets of the Large Cap Growth Fund. As of November 30, 2000, TCW had approximately $XX billion of assets under management.

    WALL STREET ASSOCIATES--Wall Street Associates ("WSA") serves as a Sub-Adviser for a portion of the assets of the Small Cap Growth Fund. As of November 30, 2000, WSA had approximately $XX billion in assets under management.

    WESTERN ASSET MANAGEMENT COMPANY--Western Asset Management Company ("Western") serves as a Sub-Adviser for a portion of the assets of the Core Fixed Income Fund. As of November 30, 2000, Western managed approximately $XX billion in client assets.

                     DISTRIBUTION AND SHAREHOLDER SERVICING

    The Trust has adopted a Distribution Agreement for the Funds. The Trust has also adopted a Distribution Plan (the "Class D Plan") for the Class D shares of the Small Cap Growth Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Class D Plan and the Distribution Agreement are in the best interests of the shareholders. Continuance of the Class D Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Qualified Trustees, as defined in the Class D Plan. The Class D Plan requires that quarterly written reports of amounts spent under the Class D Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Class D Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Class D Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

    The Class D Plan provides that the Trust will pay a fee of up to .30% of the average daily net assets of the Small Cap Growth Fund's Class D shares that SEI Investments Distribution Co. ("SIDCo." or the "Distributor") can use to compensate broker-dealers and service providers, including SIDCo. and its affiliates, which provide distribution-related services to the Small Cap Growth Fund Class D shareholders or their customers who beneficially own Class D shares.

    The distribution-related services that may be provided under the Class D Plan include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; and automatically investing customer account cash balances.

    Except to the extent that the Administrator and the Adviser benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Plan or related agreements.

    The Funds have also adopted shareholder servicing plans for their Class A and Class I shares (each a "Service Plan" and collectively the "Service Plans"). Under the Service Plan for Class A Shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Services Plan for Class I Shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided in investments; and assisting clients in changing dividend options, account designations and addresses. Under both Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

    The Funds have adopted an Administration Services Plan ("Class I Plan") for the Class I shares of the Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth and Core Fixed Income Funds. Under the Class I Plan, certain broker dealers and their affiliated registered investment advisers (the "Intermediaries") may perform, or may compensate other service providers for performing, the following administrative services: providing subaccounting with respect to shares beneficially owned by clients; providing information periodically to clients showing their positions in shares; forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; processing purchase, exchange and redemption requests from clients and placing such orders with a Fund or its service providers; processing dividend payments from a Fund on behalf of its clients; and providing such other similar services as a Fund may, through the Intermediaries, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

    Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

    For the fiscal year ended September 30, 2000, the Funds incurred the following distribution expenses:

                                                                          AMOUNT PAID TO
                                                                          3RD PARTIES BY
                                                                         THE DISTRIBUTOR
                                                                         FOR DISTRIBUTION
                                                               TOTAL     RELATED SERVICES
FUND/CLASS                                                   ($AMOUNT)      ($AMOUNT)
----------                                                   ---------   ----------------
CLASS D
  Small Cap Growth Fund....................................   $X,XXX          $X,XXX

                       TRUSTEES AND OFFICERS OF THE TRUST

    The management and affairs of the Trust are supervised by the Board of Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Adviser, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, The Expedition Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Insurance Products Trust and SEI Tax Exempt Trust.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Adviser, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Insurance Products Trust and SEI Tax Exempt Trust.

    F. WENDELL GOOCH (DOB 12/03/32)--Trustee**--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Insurance Products Trust, and SEI Tax Exempt Trust.

    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991-December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Insurance Products Trust and SEI Tax Exempt Trust.

    ROSEMARIE B. GRECO (DOB 03/31/46)--Trustee**--Principal, Grecoventures (consulting firm) since August 1997. President, Corestates Financial Corp., 1991-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1991-1997; Director, Sonoco, Inc.; Director, PECO Energy; Director, Radian, Inc.; Trustee, Pennsylvania Real Estate Investment Trust; Director, Cardone Industries, Inc.; Director, Genuardi Markets, Inc.; Director, PRWT Comserve, Inc. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of the Adviser and the Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.

    TIMOTHY D. BARTO (DOB 3/28/68)--Vice President and Assistant
Secretary--Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads, 1997-1999. Associate at Richer, Miller & Finn, 1994-1997.

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Adviser, the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Wilson & Strawn (law firm), 1991-1994.

    CHRISTINE M. MCCULLOUGH (DOB 12/05/60)--Vice President and Assistant Secretary--Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate, Montgomery, Walker and Rhoads (law firm), 1990-1991.

    JAMES R. FOGGO (DOB 06/30/64)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments since January 1998. Vice President of the Administrator and Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

    KATHY HEILIG (DOB 12/21/58)--Vice President and Assistant Secretary--Treasurer of SEI Investments since 1997; Vice President of SEI Investments since 1991. Vice President and Treasurer of the Adviser and the Administrator since 1997. Assistant Controller of SEI Investments and Vice President of the Distributor since 1995. Director of Taxes of SEI Investments, 1987-1991. Tax Manager, Arthur Andersen LLP prior to 1987.

    CYNTHIA M. PARRISH (DOB 10/23/59)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the SEI Investments, the Adviser, the Administrator and the Distributor since August 1997. Branch Chief, Division of Enforcement, U.S. Securities and Exchange Commission,
January 1995-August 1997. Senior Counsel--Division of Enforcement, U.S. Securities and Exchange Commission, September 1992-January 1995. Staff Attorney--Division of Enforcement, U.S. Securities and Exchange Commission, January 1995-August 1997.

    RICHARD W. GRANT (DOB 10/25/45)--Secretary--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Adviser, the Administrator and the Distributor.

    MARK E. NAGLE (DOB 10/20/59)--Controller and Chief Financial Officer--President of the Administrator and Senior Vice President of SEI Investments Mutual Funds Services Operations Group since 1998. Vice President of the Administrator and Vice President of Fund Accounting and Administration of SEI Investments Mutual Funds Services, 1996-1998. Vice President of the Distributor since December 1997. Senior Vice President, Fund Administration, BISYS Fund Services, September 1995-November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981-September 1995.

    ROBERT LUDWIG (DOB 3/12/50)--Vice President and Assistant Secretary--Employed by SEI Investments since 1985. Senior Vice President and Chief Investment Officer of SEI Asset Management Group since 1995. Chairman of SEI Investment Policy Committee since 1995. Manager of Product Development for SEI's institutional mutual funds and repurchase trading desk from 1985 to 1995. Held various product management and development positions at Chase Econometrics and Interactive Data Corporation from 1974 to 1985.

------------------------

 * Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.

** Messrs. Gooch, Storey, Sullivan and Ms. Greco serve as members of the Audit Committee of the Trust.

    Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator. The Trust pays the fees for unaffiliated Trustees. For the fiscal year ended September 30, 2000, the Trust paid the following amounts to the Trustees.

                                        AGGREGATE           PENSION OR                            TOTAL COMPENSATION FROM
                                      COMPENSATION      RETIREMENT BENEFITS   ESTIMATED ANNUAL      REGISTRANT AND FUND
                                     FROM REGISTRANT    ACCRUED AS PART OF     BENEFITS UPON      COMPLEX PAID TO TRUSTEES
NAME OF PERSON AND POSITION          FOR FYE 9/30/00       FUND EXPENSES         RETIREMENT           FOR FYE 9/30/00
---------------------------         -----------------   -------------------   ----------------   --------------------------
Robert A. Nesher, Trustee........        $     0                $0                   $0          $0 for services on
                                                                                                 9 boards
William M. Doran, Trustee........        $     0                $0                   $0          $0 for services on
                                                                                                 9 boards
F. Wendell Gooch, Trustee........        $XX,XXX                $0                   $0          $XXX,XXX for services on
                                                                                                   9 boards
James M. Storey, Trustee.........        $XX,XXX                $0                   $0          $XXX,XXX for services on
                                                                                                   9 boards
George J. Sullivan, Trustee......        $XX,XXX                $0                   $0          $XXX,XXX for services on
                                                                                                   9 boards
Rosemarie B. Greco, Trustee......        $XX,XXX                $0                   $0          $XX,XXX for services on
                                                                                                   9 boards

------------------------

Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation, $5,000 per Audit Committee meeting attended.

    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

                                  PERFORMANCE

    From time to time, each Fund may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in such Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

    Yield =2[((a-b)/cd) + 1) RAISED TO THE POWER OF 6-1], where a = dividends and interest earned the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

    Based on the foregoing, the 30-day yield for the Funds for the 30-day period ended September 30, 2000 were as follows:

FUND                                                          30-DAY YIELD
----                                                          ------------
CLASS A
  Large Cap Value Fund......................................      X.XX%
  Large Cap Growth Fund.....................................      X.XX%
  Tax-Managed Large Cap Fund................................      X.XX%
  Small Cap Value Fund......................................      X.XX%
  Small Cap Growth Fund.....................................      X.XX%
  Tax-Managed Small Cap Fund*...............................      X.XX%
  Mid-Cap Fund..............................................      X.XX%
  Capital Appreciation Fund.................................      X.XX%
  Equity Income Fund........................................      X.XX%
  Balanced Fund.............................................      X.XX%
  Core Fixed Income Fund....................................      X.XX%
  High Yield Bond Fund......................................      X.XX%
CLASS D
  Small Cap Growth Fund.....................................      X.XX%
CLASS I
  Large Cap Value Fund*.....................................      X.XX%
  Large Cap Growth Fund*....................................      X.XX%
  Small Cap Value Fund*.....................................      X.XX%
  Small Cap Growth Fund*....................................      X.XX%
  Core Fixed Income Fund*...................................      X.XX%
CLASS Y
  Tax-Managed Large Cap Fund*...............................      X.XX%

------------------------

    * Not in operation during such period.

    The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:

    P(1 + T) RAISED TO THE POWER OF n = ERV, where P = a hypothetical initial payment of $1,000; T = annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

    Based on the foregoing, the average annual total returns for the Funds from inception through and for the one, five and ten year periods ended
September 30, 2000, were as follows:

                                                                     AVERAGE ANNUAL TOTAL RETURN
                                                         ---------------------------------------------------
                                                           ONE           FIVE          TEN           SINCE
FUND                        CLASS                          YEAR          YEAR          YEAR        INCEPTION
----                        -----                        --------      --------      --------      ---------
Large Cap Value Fund        Class A(7).................    X.XX%         X.XX%         X.XX%         X.XX%
                            Class I(12)................    X.XX%         *             *             X.XX%

Large Cap Growth Fund       Class A(6).................    X.XX%         X.XX%         *             X.XX%
                            Class I(12)................    X.XX%         *             *             X.XX%

Tax-Managed Large Cap Fund  Class A(11)................    X.XX%         X.XX%         *             X.XX%
                            Class Y(13)................    X.XX%         *             *             X.XX%

Small Cap Value Fund        Class A(6).................    X.XX%         X.XX%         *             X.XX%
                            Class I(12)................    X.XX%         *             *             X.XX%

Small Cap Growth Fund       Class A(9).................    X.XX%         X.XX%         *             X.XX%
                            Class D(10) (no load)......    X.XX%         X.XX%         *             X.XX%
                            Class D(10) (load).........    X.XX%         X.XX%         *             X.XX%
                            Class I(12)................    X.XX%         *             *             X.XX%

Tax-Managed Small Cap Fund  Class A(14)................    X.XX%         *             *             X.XX%

Mid-Cap Fund                Class A(8).................    X.XX%         X.XX%         *             X.XX%

Capital Appreciation Fund   Class A(2).................    X.XX%         X.XX%         X.XX%         X.XX%

Equity Income Fund          Class A(4).................    X.XX%         X.XX%         X.XX%         X.XX%
                            Class I(12)................    X.XX%         *             *             X.XX%

Balanced Fund               Class A(1).................    X.XX%         X.XX%         *             X.XX%

Core Fixed Income Fund      Class A(3).................    X.XX%         X.XX%         X.XX%         X.XX%
                            Class I(12)................    X.XX%         *             *             X.XX%

High Yield Bond Fund        Class A(5).................    X.XX%         X.XX%         *             X.XX%

------------------------

 * Not in operation during period.

(1) Commenced operations August 7, 1990.

(2) Commenced operations March 1, 1988.

(3) Commenced operations May 4, 1987.

(4) Commenced operations June 2, 1988.

(5) Commenced operations January 11, 1995.

(6) Commenced operations December 20, 1994.

(7) Commenced operations April 20, 1987.

 (8) Commenced operations February 16, 1993.

 (9) Commenced operations April 20, 1992.

(10) Commenced operations May 2, 1994.

(11) Commenced operations March 4, 1998.

(12) Commenced operations      , 2000.

(13) Commenced operations      , 2000.

(14) Commenced operations      , 2000.

    The Funds may, from time to time, compare their performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

                       PURCHASE AND REDEMPTION OF SHARES

    The purchase and redemption price of shares is the net asset value of each share. A Fund's securities are valued by SEI Management pursuant to valuations provided by an independent pricing service (generally the last quoted sale price). Fund securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each Business Day (defined as days on which the New York Stock Exchange is open for business ("Business Day")) or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

    Information about the market value of each portfolio security may be obtained by SEI Management from an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

    Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield that would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply during a period of rising interest rates.

    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

    Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Administrator, the Distributor, and/or the Custodian are not open for business.

REDUCTIONS IN SALES CHARGES

    In calculating the sales charge rates applicable to current purchases of Class D shares, members of the following affinity groups and clients of the following broker-dealers, each of which has entered into an agreement with the Distributor, are entitled to the following percentage-based discounts from the otherwise applicable sales charge:

                                                          PERCENTAGE   DATE OFFER
NAME OF GROUP                                              DISCOUNT      STARTS
-------------                                             ----------   ----------
BHC Securities, Inc. ...................................      10%      12/29/94
First Security Investor Services, Inc. .................      10%      12/29/94

    Those members or clients who take advantage of a percentage-based reduction in the sales charge during the offering period noted above may continue to purchase shares at the reduced sales charge rate after the offering period relating to each such purchaser's affinity group or broker-dealer relationship has terminated.

    For more information regarding reductions in sales charges, please contact the Distributor at 1-800-437-6016.

                     SHAREHOLDER SERVICES (CLASS D SHARES)

    The following is a description of plans and privileges by which the sale charges imposed on the Class D shares of the Small Cap Growth Fund may be reduced.

    RIGHT OF ACCUMULATION: A shareholder qualifies for cumulative quantity discounts when his or her new investment, together with the current market value of all holdings of that shareholder in certain eligible portfolios, reaches a discount level. See "Purchase and Redemption of Shares" in the Prospectus for the sales charge on quantity purchases.

    LETTER OF INTENT: The reduced sales charges are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intent provided to the Distributor that (i) does not legally bind the signer to purchase any set number of shares and (ii) provides for the holding in escrow by the Administrator of 5% of the amount purchased until such purchase is completed within the 13-month period. A Letter of Intent may be dated to include shares purchased up to 90 days prior to the date the Letter of Intent is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, the Administrator will surrender an appropriate number of the escrowed shares for redemption in order to recover the difference between the sales charge imposed under the Letter of Intent and the sales charge that would have otherwise been imposed.

    DISTRIBUTION INVESTMENT OPTION: Distributions of dividends and capital gains made by the Funds may be automatically invested in shares of one of the Funds if shares of the Fund are available for sale. Such investments will be subject to initial investment minimums, as well as additional purchase minimums. A shareholder considering the Distribution Investment Option should obtain and read the prospectus of the other Funds and consider the differences in objectives and policies before making any investment.

    REINSTATEMENT PRIVILEGE: A shareholder who has redeemed shares of the Fund has a one-time right to reinvest the redemption proceeds in shares of the Funds at their net asset value as of the time of reinvestment. Such a reinvestment must be made within 30 days of the redemption and is limited to the amount of the redemption proceeds. Although redemptions and repurchases of shares are taxable events, a reinvestment within such 30-day period in the same fund is considered a "wash sale" and results in the inability to recognize currently all or a portion of a loss realized on the original redemption for federal income tax purposes. The investor must notify the Transfer Agent at the time the trade is placed that the transaction is a reinvestment.

    EXCHANGE PRIVILEGE: Some or all of the Fund's Class D shares for which payment has been received (I.E., an established account), may be exchanged for Class D shares of SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Institutional International Trust ("SEI Funds"). Exchanges are made at net asset value plus any applicable sales charge. SEI Funds' portfolios that are not money market portfolios currently impose a sales charge on Class D shares. A shareholder who exchanges into one of these "non-money market" portfolios will have to pay a sales charge on any portion of the exchanged Class D shares for which he or she has not previously paid a sales charge. If a shareholder has paid a sales charge on Class D shares, no additional sales charge will be assessed when he or she exchanges those Class D shares for other Class D shares. If a shareholder buys Class D shares of a "non-money market" fund and receives a sales load waiver, he or she will be deemed to have paid the sales load for purposes of this exchange privilege. In calculating any sales charge payable on an exchange transaction, the SEI Funds will assume that the first shares a shareholder exchanges are those on which he or she has already paid a sales charge. Sales charge waivers may also be available under certain circumstances, as described in the portfolios' prospectuses. The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon sixty days' notice. Exchanges will be made only after proper instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Distributor.

    A shareholder may exchange the shares of the Fund's Class D shares, for which good payment has been received, in his or her account at any time, regardless of how long he or she has held his or her shares.

    Each Exchange Request must be in proper form (I.E., if in writing, signed by the record owner(s) exactly as the shares are registered; if by telephone-proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. Each exchange involves the redemption of the shares of the Fund (the "Old Fund") to be exchanged and the purchase at net asset value (I.E., without a sales charge) of the shares of the other portfolios (the "New Fund"). Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's federal income tax return, unless such shares were held in a tax-deferred retirement plan or other tax-exempt account. If the Exchange Request is received by the Distributor in writing or by telephone on any business day prior to the redemption cut-off time specified in each Prospectus, the exchange usually will occur on that day if all the restrictions set forth above have been complied with at that time. However, payment of the redemption proceeds by the Old Funds, and thus the purchase of shares of the New Fund, may be delayed for up to seven days if the Fund determines that such delay would be in the best interest of all of its shareholders. Investment dealers which have satisfied criteria established by the Funds may also communicate a Shareholder's Exchange Request to the Fund subject to the restrictions set forth above. No more than five exchange requests may be made in any one telephone Exchange Request.

                                     TAXES

    The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt is made to present a detailed explanation of the federal, state and local, or foreign tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning.

    This discussion of federal income tax consequences is based on the Code, and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under

Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its net interest income excludable from net income, 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock or securities; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax. A Fund may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid federal excise tax liability when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

    If a Fund fails to qualify as a RIC for any year, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) out of its accumulated or current earnings and profits generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

    Each Fund receives income generally in the form of dividends and interest on its investments. Each Fund's income, less expenses incurred in the operation such Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions of dividends by a Fund will be taxable as ordinary income, whether you take them in cash or additional shares. A Fund may derive capital gains and losses in connection with sale or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund.

    The Funds will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held fund shares for a full year the a Fund may designate and distribute to you as ordinary income a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

    Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, will be treated as either long-term or short-term capital gain or loss depending upon how long you have held your shares. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution.

    All or a portion of any loss that you realize upon the redemption of your shares of a Fund will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemptions. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

    A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all,
(2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, or (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding.

    With respect to investments in STRIPS, TRs, TIGRs, LYONs, CATS and other Zero Coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisers would not have chosen to sell such securities and which may result in taxable gain or loss.

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Depending upon state and local law, distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Some of the Funds may invest a portion of their portfolios in obligations of the U.S. Government. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisers regarding the affect of federal, state, and local taxes in their own individual circumstances.

                             PORTFOLIO TRANSACTIONS

    The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, ("1934 Act") and rules and regulations of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Funds may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Funds' expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    In connection with transactions effected for Funds operating within the "Manager of Managers" structure, SIMC and the various firms that serve as sub-advisers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may direct a substantial portion of a Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.

    For the fiscal year ended September 30, 2000, the Funds paid the following brokerage fees:

                                                         TOTAL $ AMOUNT
                                     TOTAL $ AMOUNT       OF BROKERAGE            % OF TOTAL           % OF TOTAL
                                      OF BROKERAGE         COMMISSIONS            BROKERAGE             BROKERED
                                      COMMISSIONS            PAID TO             COMMISSIONS          TRANSACTIONS
                                        PAID IN       AFFILIATED BROKERS IN        PAID TO          EFFECTED THROUGH
FUND                                  FYE 9/30/00          FYE 9/30/00        AFFILIATED BROKERS   AFFILIATED BROKERS
----                                 --------------   ---------------------   ------------------   ------------------
Large Cap Value Fund...............  $         XXX        $         XXX              XX%                   XX%
Large Cap Growth Fund..............  $         XXX        $         XXX              XX%                   XX%
Tax-Managed Large Cap Fund.........  $         XXX        $         XXX              XX%                   XX%
Small Cap Value Fund...............  $         XXX        $         XXX              XX%                   XX%
Small Cap Growth Fund..............  $         XXX        $         XXX              XX%                   XX%
Tax-Managed Small Cap Fund.........        *                  *                   *                    *
Mid-Cap Fund.......................  $         XXX        $         XXX              XX%                   XX%
Capital Appreciation Fund..........  $         XXX        $         XXX              XX%                   XX%
Equity Income Fund.................  $         XXX        $         XXX              XX%                   XX%
Balanced Fund......................  $         XXX        $         XXX              XX%                   XX%
Core Fixed Income Fund.............  $         XXX        $         XXX              XX%                   XX%
High Yield Bond Fund...............  $         XXX        $         XXX          N/A                  N/A

------------------------

 * Not in operation during such period.

    For the fiscal years ended September 30, 1998 and 1999, the Funds paid the following brokerage fees:

                                                                               TOTAL $ AMOUNT
                                                    TOTAL $ AMOUNT              OF BROKERAGE
                                                     OF BROKERAGE             COMMISSIONS PAID
                                                   COMMISSIONS PAID            TO AFFILIATES
                                              --------------------------   ----------------------
FUND                                             1998          1999          1998        1999
----                                          ----------   -------------   --------   -----------
Large Cap Value Fund........................  $2,179,458   $2,571,587.93   $274,296   $432,748.14
Large Cap Growth Fund.......................  $1,876,706   $1,972,752.12   $879,453   $ 33,534.85
Tax-Managed Large Cap Fund..................  $  171,586   $  665,890.93   $ 49,479   $ 79,982.22
Small Cap Value Fund........................  $1,159,153   $2,418,713.85   $      0   $ 16,573.83
Small Cap Growth Fund.......................  $1,035,121   $1,489,350.21   $      0   $ 15,074.02
Tax-Managed Small Cap Fund..................      *              *            *            *
Mid-Cap Fund................................  $  199,773   $  177,134.09   $      0   $    373.58
Capital Appreciation Fund...................  $  592,551   $  368,075.53   $      0   $ 33,546.68
Equity Income Fund..........................  $  260,476   $  229,485.34   $      0   $ 26,983.57
Balanced Fund...............................  $  114,561   $  103,153.80   $      0   $  9,262.60
Core Fixed Income Fund......................  $        0   $  190,402.15   $      0   $190,402.15
High Yield Bond Fund........................  $        0   $          --   $      0   $        --

------------------------

 * Not in operation during such period.

    Class D shareholders paid the following sales charges:

                                                                                          DOLLAR AMOUNT
                                                         DOLLAR AMOUNT                      OF CHARGES
                                                           OF CHARGES                   RETAINED BY SIDCO
                                                 ------------------------------   ------------------------------
FUND/CLASS                                         1998       1999       2000       1998       1999       2000
----------                                       --------   --------   --------   --------   --------   --------
Small Cap Growth Fund--Class D.................  $30,295                           $4,170

    For certain of the Funds, the reason for the difference between the percentage of brokerage commissions paid to the Distributor as compared to all brokerage commissions and the percentage of the amount of brokered transactions as compared to the aggregate amount of all brokered transactions for the most recent fiscal year versus the previous fiscal year is the increase in assets for those funds.

    The portfolio turnover rate for each Fund for the fiscal years ending September 30, 1999 and 2000 was as follows:

                                                                  TURNOVER RATE
                                                             -----------------------
FUND                                                           1999           2000
----                                                         --------       --------
Large Cap Value Fund.......................................     XX%            XX%
Large Cap Growth Fund......................................     XX%            XX%
Tax-Managed Large Cap Fund.................................     XX%            XX%
Small Cap Value Fund.......................................     XX%            XX%
Small Cap Growth Fund......................................     XX%            XX%
Tax-Managed Small Cap Fund.................................    *              *
Mid-Cap Fund...............................................     XX%            XX%
Capital Appreciation Fund..................................     XX%            XX%
Equity Income Fund.........................................     XX%            XX%
Balanced Fund..............................................     XX%            XX%
Core Fixed Income Fund.....................................     XX%            XX%
High Yield Bond Fund.......................................     XX%            XX%

------------------------

 * Not in operation during such period.

    Consistent with their duty to obtain best execution, the Trust's Sub-Advisers may allocate brokerage or principal business to certain broker-dealers in recognition of the sale of Fund shares. In addition, a Fund's advisers or sub-advisers may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    The Trust does not expect to use one particular broker or dealer, but a Fund's advisers or sub-advisers may, consistent with the interests of the Fund, select brokers on the basis of the research services they provide to the Fund's advisers. Such services may include analysis of the business or prospects of a company, industry or economic sector or statistical and pricing services. Information so received by the advisers will be in addition to and not in lieu of the services required to be performed by a Fund's advisers under the Advisory and Sub-Advisory Agreements. If in the judgement of a Fund's advisers, the Fund, or other accounts managed by the Fund's advisers, will be benefitted by supplemental research services, the Fund's advisers are authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of a Fund's advisers will not necessarily be reduced as a result of the receipt of such supplemental information.

    The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of September 30, 2000, the Trust held the following securities:

                                                                             AMOUNT
FUND                            TYPE OF SECURITY      NAME OF ISSUER         (000)
----                            ----------------   ---------------------     ------
Large Cap Value................ Debt               J.P. Morgan              $ 46,994
                                Equity             Bear Stearns             $ 10,724
                                Equity             Lehman Brothers          $ 10,071
                                Equity             Morgan Stanley           $ 11,728

Large Cap Growth............... Equity             Morgan Stanley           $ 30,431
                                Debt               Morgan Stanley           $ 56,182
                                Equity             Goldman Sachs            $  1,263

Tax-Managed Large Cap.......... Equity             Morgan Stanley           $  9,008
                                Debt               Morgan Stanley           $ 23,077

Small Cap Value................ Debt               Morgan Stanley           $ 25,005
                                Debt               Merrill Lynch            $    879

Small Cap Growth............... Debt               J.P. Morgan              $ 38,948

Tax-Managed Small Cap*

Mid-Cap........................ Equity             Bear Stearns             $    238
                                Debt               J.P. Morgan              $    219
                                Equity             Lehman Brothers          $    198
                                Equity             Paine Webber             $    149

Capital Appreciation........... Debt               J.P. Morgan              $  3,052

Equity Income.................. Debt               J.P. Morgan              $  6,535
                                Equity             Merrill Lynch            $    894
                                Equity             Morgan Stanley           $    314

Balanced....................... Debt               Merrill Lynch            $    807
                                Debt               J.P. Morgan              $    601
                                Debt               Paine Webber             $    392

Core Fixed Income.............. Debt               Bear Stearns             $  2,222
                                Debt               J.P. Morgan              $406,372
                                Debt               Lehman Brothers          $ 22,242
                                Debt               Merrill Lynch            $  4,771
                                Debt               Paine Webber             $ 12,146
                                Debt               Salomon Bros.            $  5,536
                                Debt               Goldman Sachs            $  4,600

High Yield Bond................ Debt               Merrill Lynch            $ 32,999

*   Not in operation during such period.

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a PRO RATA share in the net assets of that Fund, after taking into account additional distribution and transfer agency expenses attributable to Class D shares. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of portfolios. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her wilful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                 CODE OF ETHICS

    The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Investment Adviser, Sub-Advisers, and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in intial public offerings or private placements. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

                                     VOTING

    Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

    Where the Trust's Prospectuses or Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or
(ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

                                5% SHAREHOLDERS

    As of January 3, 2001, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds. The Trust believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency, or custodial customers.

                                                                                               PERCENTAGE OF
FUND                                                 NAME AND ADDRESS OF BENEFICIAL OWNER      FUND'S SHARES
----                                              ------------------------------------------   -------------
LARGE CAP VALUE FUND--CLASS A                     SEI Trust Company                               xx.xx%
                                                  Attn: Jacqueline Esposito
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087

LARGE CAP VALUE FUND--CLASS I

LARGE CAP GROWTH FUND--CLASS A                    SEI Trust Company                               xx.xx%
                                                  Attn: Jacqueline Esposito
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087

LARGE CAP GROWTH FUND--CLASS I

TAX-MANAGED LARGE CAP FUND--CLASS A               SEI Trust Company                               xx.xx%
                                                  Attn: Jacqueline Esposito
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087

TAX-MANAGED LARGE CAP FUND--CLASS Y

SMALL CAP VALUE FUND--CLASS A                     SEI Trust Company                               xx.xx%
                                                  Attn: Jacqueline Esposito
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087

SMALL CAP VALUE FUND--CLASS I

SMALL CAP GROWTH FUND--CLASS A                    SEI Trust Company                               xx.xx%
                                                  Attn: Jacqueline Esposito
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087

SMALL CAP GROWTH FUND--CLASS D                    MAC & Co.                                        x.xx%
                                                  APSF 1852692
                                                  Mutual Fund Operations
                                                  PO Box 3198
                                                  Pittsburgh, PA 15230-3198

                                                  MAC & Co. A/C HMPF1852762                        x.xx%
                                                  ATTN: Marsha Ondo
                                                  Mutual Fund Operations
                                                  PO Box 3198
                                                  Pittsburgh, PA 15230-3198

                                                                                               PERCENTAGE OF
FUND                                                 NAME AND ADDRESS OF BENEFICIAL OWNER      FUND'S SHARES
----                                              ------------------------------------------   -------------
                                                  SEI Trust Company                                x.xx%
                                                  Attn: Jacqueline Esposito
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087

                                                  Wachovia Bank NA                                 x.xx%
                                                  ATTN: Theresa Almond
                                                  301 North Church Street
                                                  MC-NC 31013
                                                  Winsotn-Salem, NC 27101-3820

                                                  Mellon Trust                                     x.xx%
                                                  Herculus-STD
                                                  One Mellon Bank Center
                                                  Pittsburgh, PA 15258-0001

                                                  Bankers Trust TTEE of the Cincinnati Bell        x.xx%
                                                  Pension Plan Trust
                                                  ATTN: Mike Stack
                                                  100 Plaza One
                                                  Jersey City, NJ 07311-3999

SMALL CAP GROWTH FUND--CLASS I                                                                     x.xx%

TAX-MANAGED SMALL CAP FUND--CLASS A

MID-CAP FUND--CLASS A                             Ingersoll and Company                            x.xx%
                                                  C/O Brenton Bank
                                                  ATTN: Laurie Konrad
                                                  PO Box 10478
                                                  Des Moines, IA 50306-0478

                                                  Charles Schwab & Co., Inc.                       x.xx%
                                                  ATTN: Steve Sears, Mutual Funds Dept.
                                                  101 Montgomery St.
                                                  San Francisco, CA 94104-4122

                                                  SEI Trust Company                                x.xx%
                                                  Attn: Jacqueline Esposito
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087

                                                  BMS & Co.                                        x.xx%
                                                  C/O Central Trust Bank
                                                  ATTN: Wanda McGlade
                                                  PO Box 779
                                                  Jefferson City, MO 65102-0779

                                                  Farmers & Merchants Company                      x.xx%
                                                  C/O FNB of Abilene
                                                  ATTN: Wanda Richard
                                                  PO Box 701
                                                  Abilene, TX 79604-0701

                                                                                               PERCENTAGE OF
FUND                                                 NAME AND ADDRESS OF BENEFICIAL OWNER      FUND'S SHARES
----                                              ------------------------------------------   -------------
                                                  Farmers & Merchants Company                      x.xx%
                                                  C/O FNB of Abilene
                                                  ATTN: Wanda Richard
                                                  PO Box 701
                                                  Abilene, TX 79604-0701

CAPITAL APPRECIATION FUND--CLASS A                Charles Schwab & Co., Inc.                       x.xx%
                                                  ATTN: Mutual Funds Dept.
                                                  101 Montgomery St.
                                                  San Francisco, CA 94104-4122

                                                  Carn & Co. 02252-01                              x.xx%
                                                  Cole Parmer Employees' P/S Plan
                                                  Attn: Mutual Funds--Star
                                                  PO Box 96211
                                                  Washington, DC 20090-6211

                                                  SEI Trust Company                                x.xx%
                                                  Attn: Jacqueline Esposito
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087

                                                  Nabank & Co                                      x.xx%
                                                  ATTN: Record Keeping
                                                  PO Box 2180
                                                  Tulsa, OK 74101-2180

EQUITY INCOME FUND--CLASS A                       Dingle & Co.                                     x.xx%
                                                  C/O Commercia Bank
                                                  ATTN: Mutual Funds Unity M/C 3446
                                                  PO Box 75000
                                                  Detroit, MI 48275-0001

                                                  Charles Schwab & Co., Inc.                       x.xx%
                                                  ATTN: Mutual Funds Dept.
                                                  101 Montgomery St.
                                                  San Francisco, CA 94104-4122

                                                  Carn & Co. 02252-01                              x.xx%
                                                  Cole Parmer Employees' P/S Plan
                                                  Attn: Mutual Funds--Star
                                                  PO Box 96211
                                                  Washington, DC 20090-6211

                                                  SEI Trust Company                                x.xx%
                                                  Attn: Jacqueline Esposito
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087

                                                                                               PERCENTAGE OF
FUND                                                 NAME AND ADDRESS OF BENEFICIAL OWNER      FUND'S SHARES
----                                              ------------------------------------------   -------------
                                                  Nabank & Co                                      x.xx%
                                                  ATTN: Record Keeping
                                                  PO Box 2180
                                                  Tulsa, OK 74101-2180

EQUITY INCOME FUND--CLASS I

BALANCED FUND--CLASS A                            Co-Bank Company                                  x.xx%
                                                  PO Box 42
                                                  Clearfield, PA 16830-0042

                                                  SEI Trust Company                                x.xx%
                                                  Attn: Jacqueline Esposito
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087

                                                  Nabank & Co                                      x.xx%
                                                  ATTN: Record Keeping
                                                  PO Box 2180
                                                  Tulsa, OK 74101-2180

CORE FIXED INCOME FUND--CLASS A                   SEI Trust Company                                x.xx%
                                                  Attn: Jacqueline Esposito
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087

CORE FIXED INCOME FUND--CLASS I

HIGH YIELD BOND FUND--CLASS A                     SEI Trust Company                                x.xx%
                                                  Attn: Jacqueline Esposito
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087

                              MASTER/FEEDER OPTION

    The Tax-Managed Small Cap Fund may in the future seek to achieve its investment objective by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by SIMC in substantially the same manner as the Fund. The initial shareholder(s) of the Fund voted to vest such authority in the sole discretion of the Trustees and such investment may be made without further approval of the shareholders of the Fund. However, shareholders of the Fund will be given 30 days prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

                                   CUSTODIAN

    First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 (the "Custodian"), acts as custodian and wire agent of the assets. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

                                    EXPERTS

    The financial statements incorporated by reference into this Statement of Additional Information have been incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

                              FINANCIAL STATEMENTS

    The Trust's financial statements for the fiscal year ended September 30,
2000, including notes thereto and the report of [                         ]
thereon, are herein incorporated by reference from the Trust's 2000 Annual Report. A copy of the 2000 Annual Report must accompany the delivery of this Statement of Additional Information.

                           PART C. OTHER INFORMATION

Item 23.  EXHIBITS:

           (a)(1)    Agreement and Declaration of Trust dated October 17, 1986 as originally filed with Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on
                       October 17, 1986 is incorporated by reference to
                       Exhibit 1 filed with the SEC on January 28, 1998.

           (a)(2)    Amendment to the Declaration of Trust dated December 23,
                       1988 is incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 27 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on December 19, 1997.

           (b)(1)    By-Laws were filed as Exhibit 2 to Registrant's Registration
                       Statement on Form N-1A (File No. 33-9504) filed with the
                       SEC on October 17, 1986.

           (b)(2)    Amended and Restated By-Laws are incorporated by reference to Exhibit 2(a) filed with the SEC on January 28, 1998.

           (c)       Not Applicable.

           (d)(1)    Investment Advisory Agreement between the Trust and SunBank,
                       N.A. with respect to the Trust's Capital Appreciation
                       Portfolio filed as Exhibit (5)(b) to Post-Effective
                       Amendment No. 4 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-9504) filed with the SEC on
                       November 25, 1987.

           (d)(2)    Investment Advisory Agreement between the Trust and The Bank of California with respect to the Trust's Equity Income
                       Portfolio filed as Exhibit (5)(c) to Post-Effective
                       Amendment No. 4 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-9504) filed with the SEC on
                       November 25, 1987.

           (d)(3)    Investment Advisory Agreement between the Trust and Merus
                       Capital Management, Inc. with respect to the Trust's
                       Equity Income Portfolio filed as Exhibit (5)(d) to
                       Post-Effective Amendment No. 4 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 25, 1987.

           (d)(4)    Investment Advisory Agreement between the Trust and
                       Boatmen's Trust Company with respect to the Trust's Bond
                       Portfolio filed as Exhibit (5)(e) to Post-Effective
                       Amendment No. 5 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-9504) filed with the SEC on
                       November 30, 1988.

           (d)(5)    Investment Advisory Agreement between the Trust and Bank
                       One, Indianapolis, N.A. with respect to the Trust's
                       Limited Volatility Bond Portfolio filed as Exhibit (5)(f) to Post-Effective Amendment No. 6 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on May 4, 1989.

           (d)(6)    Investment Advisory Agreement between the Trust and
                       Nicholas-Applegate Capital Management with respect to the Trust's Mid-Cap Growth Portfolio filed as Exhibit (5)(h) to Post-Effective Amendment No. 12 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on September 15, 1992.

           (d)(7)    Investment Sub-Advisory Agreement between the SEI
                       Investments Management Corporation (the "Adviser") and
                       Investment Advisers, Inc. with respect to the Trust's
                       Small Cap Growth Portfolio filed as Exhibit (5)(i) of
                       Post-Effective Amendment No. 25 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 30, 1995.

           (d)(8)    Investment Sub-Advisory Agreement between the Adviser and
                       Nicholas-Applegate Capital Management with respect to the Trust's Small Cap Growth Portfolio is incorporated by reference to Exhibit (5)(j) of Post-Effective Amendment
                       No. 25 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on November 30,
                       1995.

           (d)(9)    Investment Advisory Agreement between the Adviser and
                       Pilgrim Baxter & Associates with respect to the Trust's
                       Small Cap Growth Portfolio filed as Exhibit (5)(k) of
                       Post-Effective Amendment No. 25 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 30, 1995.

           (d)(10)   Investment Advisory Agreement between the Trust and Duff &
                       Phelps Investment Management Co. with respect to the Trust's Value Portfolio filed as Exhibit (5)(l) to
                       Post-Effective Amendment No. 17 Registrant's Registration
                       Statement on Form N-1A (File No. 33-9504) filed with the
                       SEC on June 21, 1993.

           (d)(11)   Investment Advisory Agreement between the Trust and E.I.I.
                       Realty Securities, Inc. with respect to the Trust's Real
                       Estate Securities Portfolio filed as Exhibit (5)(n) of
                       Post-Effective Amendment No. 25 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 30, 1995.

           (d)(12)   Investment Advisory Agreement between the Trust and Western
                       Asset Management with respect to the Trust's Intermediate
                       Bond Portfolio filed as Exhibit (5)(o) of Post-Effective
                       Amendment No. 21 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-9504) filed with the SEC on
                       November 29, 1994.

           (d)(13)   Investment Advisory Agreement between the Trust and Mellon
                       Equity Associates, LLP with respect to the Trust's Large
                       Cap Value Portfolio is incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 31 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-9504) filed with the SEC on January 28, 1999.

           (d)(14)   Investment Sub-Advisory Agreement between the Adviser and
                       LSV Asset Management with respect to the Trust's Large Cap
                       Value Portfolio is incorporated by reference to Exhibit (5)(q) of Post-Effective Amendment No. 25 to
                       Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on November 30,
                       1995.

           (d)(15)   Investment Sub-Advisory Agreement between the Adviser and
                       Alliance Capital Management L.P. with respect to the Trust's Large Cap Growth Portfolio is incorporated by reference to Exhibit (5)(r) of Post-Effective Amendment
                       No. 25 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on November 30,
                       1995.

           (d)(16)   Investment Sub-Advisory Agreement between the Adviser and
                       IDS Advisory Group, Inc. with respect to the Trust's Large
                       Cap Growth Portfolio is incorporated by reference to Exhibit (5)(s) of Post-Effective Amendment No. 25 to
                       Registrant's Registration Statement on Form N-1A (File No.
                       33-9504) filed with the SEC on November 30, 1995.

           (d)(17)   Investment Sub-Advisory Agreement between the Adviser and
                       1838 Investment Advisors, L.P. with respect to the Trust's
                       Small Cap Value Portfolio is incorporated by reference to Exhibit (5)(t) of Post-Effective Amendment No. 25 to
                       Registrant's Registration Statement on Form N-1A (File No.
                       33-9504) filed with the SEC on November 30, 1995.

           (d)(18)   Investment Sub-Advisory Agreement between the Adviser and
                       Martingale Asset Management with respect to the Trust's
                       Mid-Cap Portfolio is incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment No. 25 to
                       Registrant's Registration Statement on Form N-1A (File No.
                       33-9504) filed with the SEC on November 30, 1995.

           (d)(19)   Investment Sub-Advisory Agreement between the Adviser and
                       BlackRock Financial Management, Inc. with respect to the Trust's Core Fixed Income Portfolio is incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment
                       No. 29 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-9504) filed with the SEC on
                       November 25, 1998.

           (d)(20)   Investment Sub-Advisory Agreement between the Adviser and
                       Firstar Investment Research & Management Company with respect to the Trust's Core Fixed Income Portfolio is incorporated by reference to Exhibit (5)(x) of Post-Effective Amendment No. 25 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 30, 1995.

           (d)(21)   Investment Sub-Advisory Agreement between the Adviser and
                       BEA Associates with respect to the Trust's High Yield Bond
                       Portfolio is incorporated by reference to Exhibit (5)(y) of Post-Effective Amendment No. 25 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 30, 1995.

           (d)(22)   Investment Sub-Advisory Agreement between the Adviser and
                       Boston Partners Asset Management, L.P. with respect to the
                       Trust's Small Cap Value Portfolio is incorporated by reference to Exhibit (5)(z) of Post-Effective Amendment
                       No. 25 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on November 30,
                       1995.

           (d)(23)   Investment Sub-Advisory Agreement between the Adviser and
                       Apodaca-Johnston Capital Management, Inc. with respect to the Trust's Small Cap Growth Portfolio is incorporated by reference to Exhibit (5)(aa) of Post-Effective Amendment
                       No. 25 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on November 30,
                       1995.

           (d)(24)   Investment Sub-Advisory Agreement between the Adviser and
                       Wall Street Associates with respect to the Trust's Small
                       Cap Growth Portfolio is incorporated by reference to Exhibit (5)(bb) of Post-Effective Amendment No. 25 to
                       Registrant's Registration Statement on Form N-1A (File No.
                       33-9504) filed with the SEC on November 30, 1995.

           (d)(25)   Investment Sub-Advisory Agreement between the Adviser and
                       First of America Corporation dated June 14, 1996 with respect to the Trust's Small Cap Growth Portfolio is incorporated by reference to Exhibit 5(y) of Post-Effective Amendment No. 26 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 28, 1997.

           (d)(26)   Investment Sub-Advisory Agreement between the Adviser and
                       Furman Selz Capital Management LLC with respect to the
                       Trust's Small Cap Growth Portfolio is incorporated by reference to Exhibit 5(z) of Post-Effective Amendment
                       No. 26 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 28, 1997.

           (d)(27)   Investment Sub-Advisory Agreement between the Adviser and
                       Provident Investment Counsel, Inc. with respect to the Trust's Large Cap Growth Portfolio is incorporated by reference to Exhibit 5(aa) of Post-Effective Amendment
                       No. 26 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 28, 1997.

           (d)(28)   Investment Sub-Advisory Agreement between the Adviser and
                       Boatmen's Trust Company dated December 16, 1996 with respect to the Trust's Bond Portfolio is incorporated by reference to Exhibit 5(bb) of Post-Effective Amendment
                       No. 26 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 28, 1997.

           (d)(29)   Investment Advisory Agreement between the Trust and the
                       Adviser dated December 16, 1994 is incorporated by reference to Exhibit 5(cc) of Post-Effective Amendment
                       No. 26 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 28, 1997.

           (d)(30)   Investment Sub-Advisory Agreement between the Adviser and
                       Western Asset Management Company dated November 13, 1995 is incorporated by reference to Exhibit 5(dd) of Post-Effective Amendment No. 26 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 28, 1998.

           (d)(31)   Investment Sub-Advisory Agreement between the Adviser and
                       Sanford C. Bernstein, LLC, as amended and dated October 2,
                       2000 is filed herewith.

           (d)(32)   Investment Sub-Advisory Agreement between the Adviser and
                       Pacific Alliance Capital Management (formerly, Merus-UCA
                       Capital Management) dated April 1, 1996 is incorporated by reference to Exhibit 5(ff) of Post-Effective Amendment
                       No. 26 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 28, 1998.

           (d)(33)   Investment Sub-Advisory Agreement between the Adviser and
                       STI Capital Management, N.A. (formerly "Sun Bank Capital
                       Management, N.A.") dated July 10, 1995 is incorporated by reference to Exhibit 5(gg) of Post-Effective Amendment
                       No. 26 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 28, 1998.

           (d)(34)   Investment Sub-Advisory Agreement between the Adviser and
                       TCW Funds Management, Inc., is incorporated by reference to Exhibit (d)(34) of Post-Effective Amendment No. 29 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-9504) filed with the SEC on November 25, 1998.

           (d)(35)   Investment Sub-Advisory Agreement between the Adviser and
                       Spyglass Asset Management, is incorporated by reference to Exhibit (d)(35) of Post-Effective Amendment No. 29 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-9504) filed with the SEC on November 25, 1998.

           (d)(36)   Investment Sub-Advisory Agreement between the Adviser and
                       Mellon Equity Associates, LLP, is incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment
                       No. 29 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-9504) filed with the SEC on
                       November 25, 1998.

           (d)(37)   Investment Sub-Advisory Agreement between the Adviser and
                       Mazama Capital Management, LLC, is incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment
                       No. 32 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-9504) filed on January 28, 2000.

           (d)(38)   Investment Sub-Advisory Agreement between the Adviser and
                       Nomura Corporate Research and Asset Management Inc., is incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 32 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on January 28, 2000.

           (d)(39)   Schedule B to the Sub-Advisory Agreement between the Adviser and Provident Investment Counsel as of September 14, 1999, is incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 32 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on January 28, 2000.

           (d)(40)   Schedule B to the Sub-Advisory Agreement between the Adviser and Mellon Equity Associates, LLP, as of September 14,
                       1999, is incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 32 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on January 28, 2000.

           (d)(41)   Schedule B to the Sub-Advisory Agreement between the Adviser and Mellon Equity Associates, LLP, as of September 14,
                       1999, is incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 32 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on January 28, 2000.

           (d)(42)   Schedule B to the Sub-Advisory Agreement between the Adviser and Credit Suisse Asset Management LLC/Americas, as of
                       December 13, 1999, is incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 32 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-9504) filed on January 28, 2000.

           (d)(43)   Schedule B to the Sub-Advisory Agreement between the Adviser and Firstar Investment Research & Management Company, as of December 13, 1999, is incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 32 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-9504) filed on January 28, 2000.

           (d)(44)   Schedule B to the Sub-Advisory Agreement between the Adviser and Western Asset management, as of December 13, 1999, is incorporated by reference to Exhibit (d)(44) of Post-Effective Amendment No. 32 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on January 28, 2000.

           (d)(45)   Schedule B to the Sub-Advisory Agreement between the Adviser and Black Rock Financial Management, Inc., as of
                       December 13, 1999, is incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 32 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-9504) filed on January 28, 2000.

           (d)(46)   Investment Sub-Advisory Agreement between the Adviser and
                       Robert W. Baird & Co., Incorporated is incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment
                       No. 33 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed on July 3, 2000.

           (d)(47)   Investment Sub-Advisory Agreement between the Adviser and
                       David J. Greene & Co., LLC is filed herewith.

           (d)(48)   Investment Sub-Advisory Agreement between the Adviser and
                       LSV Asset Management, L.P. is filed herewith.

           (d)(49)   Investment Sub-Advisory Agreement between the Adviser and
                       McKinley Capital Management, Inc. with respect to the Tax-Managed Small Cap Fund is filed herewith.

           (d)(50)   Investment Sub-Advisory Agreement between the Adviser and
                       Sawgrass Asset Management, LLC is filed herewith.

           (d)(51)   Investment Sub-Advisory Agreement between the Adviser and
                       Chartwell Investment Partners is filed herewith.

           (d)(52)   Investment Sub-Advisory Agreement between the Adviser and
                       Equinox Capital Management, LLC is filed herewith.

           (d)(53)   Investment Sub-Advisory Agreement between the Adviser and
                       Loomis, Sayles and Company, L.P. is filed herewith.

           (d)(54)   Form of Investment Sub-Advisory Agreement between the
                       Adviser and McKinley Capital Management, Inc. with respect to the Small Cap Growth Fund is filed herewith.

           (e)       Distribution Agreement between the Trust and SEI Investments
                       Distribution Co. as originally filed with Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on October 17, 1986 is incorporated by reference to Exhibit 6 filed with the SEC on January 28, 1998.

           (f)       Not Applicable.

           (g)(1)    Custodian Agreement between the Trust and CoreStates Bank,
                       N.A. (formerly Philadelphia National Bank) as originally filed with Pre-Effective Amendment No. 1 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 1987 is incorporated by reference to Exhibit 8(a) filed with the SEC on January 28, 1998.

           (g)(2)    Custodian Agreement between the Trust and United States
                       National Bank of Oregon filed with Pre-Effective Amendment
                       No. 1 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 29, 1987 is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 28.

           (h)(1)    Management Agreement between the Trust and SEI Investments
                       Management Corporation as originally filed with Exhibit (5)(a) to Registrant's Registration Statement on
                       Form N-1A (File No. 33-9504) filed with the SEC on October
                       17, 1986 is incorporated by reference to Exhibit 9(a) filed with the SEC on January 28, 1998.

           (h)(2)    Schedule C to Management Agreement between the Trust and SEI
                       Investments Management Corporation adding the Mid-Cap
                       Growth Portfolio as originally filed as Exhibit (5)(j) to Post-Effective Amendment No. 12 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on September 15, 1992 is incorporated by reference to Exhibit 9(b) filed with the SEC on January 28, 1998.

           (h)(3)    Schedule D to Management Agreement between the Trust and SEI
                       Investments Management Corporation adding the Real Estate
                       Securities Portfolio filed as Exhibit (5)(m) to
                       Post-Effective Amendment No. 17 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on June 21, 1993 is incorporated by reference to Exhibit 9(c) of Post-Effective Amendment
                       No. 28.

           (h)(4)    Consent to Assignment and Assumption between SIMC and SEI
                       Fund Management dated August 21, 1996 is incorporated by reference to Exhibit 9(d) of Post-Effective Amendment
                       No. 26 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 28, 1997.

           (h)(5)    Schedule K to Management Agreement between the Trust and SEI
                       Investments Management Corporation for the Tax-Managed
                       Large Cap Fund is incorporated by reference to Exhibit
                       (h)(5) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (i)       Opinion and Consent of Counsel to be filed by later
                       Amendment.

           (j)       Consent of Independent Accountants to be filed by later
                       Amendment.

           (k)       Not Applicable.

           (l)       Not Applicable.

           (m)(1)    Distribution Plan pursuant to Rule 12b-1 (Class A) filed
                       with Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on October 17, 1986 is incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 28.

           (m)(2)    Distribution Plan pursuant to Rule 12b-1 (Class B) filed
                       with Post-Effective Amendment No. 17 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on June 21, 1993 is incorporated by reference to Exhibit 15(b) of Post-Effective Amendment
                       No. 28.

           (m)(3)    Distribution Plan pursuant to Rule 12b-1 (ProVantage Class)
                       filed with Post-Effective Amendment No. 19 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on December 2, 1993 is incorporated by reference to Exhibit 15(c) of Post-Effective Amendment
                       No. 28.

           (m)(4)    Amended and Restated Distribution Plan is incorporated by
                       reference to Exhibit 15(d) of Post-Effective Amendment
                       No. 26 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 28,
                       1997.

           (m)(5)    Shareholder Service Plan and Agreement with respect to the
                       Class A shares is incorporated by reference to
                       Exhibit 15(e) of Post-Effective Amendment No. 26 to
                       Registrant's Registration Statement on Form N-1A (File No.
                       33-9504) filed with the SEC on January 28, 1997.

           (m)(6)    Shareholder Service Plan and Agreement with respect to
                       Class I shares to be filed by later Amendment.

           (m)(7)    Shareholder Service Plan and Agreement with respect to
                       Class Y shares to be filed by later Amendment.

           (m)(8)    Administrative Service Plan and Agreement with respect to
                       Class I shares to be filed by later Amendment.

           (n)       Not applicable.

           (o)(1)    Rule 18f-3 Multiple Class Plan incorporated by reference to
                       Exhibit 18(a) of Post-Effective Amendment No. 28 and to
                       Exhibit (15)(d) of Post-Effective Amendment No. 23 to
                       Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on June 19, 1995.

           (o)(2)    Amendment No. 1 to Rule 18f-3 Plan relating to Class A and
                       Class D shares is incorporated by reference to
                       Exhibit 18(b) of Post-Effective Amendment No. 26 to
                       Registrant's Registration Statement on Form N-1A (File No.
                       33-9504) filed with the SEC on January 28, 1997.

           (o)(3)    Amendment No. 2 to Rule 18f-3 Plan relating to Class I and
                       Class Y shares is incorporated by reference to Exhibit
                       (o)(3) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(1)    The Code of Ethics for SEI Investments Company dated April,
                       2000 is incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 42 of SEI Daily Income
                       Trust's Registration Statement on Form N-1A (File Nos.
                       2-77048 and 811-3451), filed with the SEC on May 30, 2000
                       (Accession #0000912057-00-026756).

           (p)(2)    The Code of Ethics for SEI Institutional Managed Trust dated
                       March 20, 2000 is incorporated by reference to Exhibit
                       (p)(2) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(3)    The Code of Ethics for Alliance Capital Management, L.P. is
                       incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(4)    The Code of Ethics for Artisan Partners Limited Partnership
                       is incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(5)    The Code of Ethics for Credit Suisse Asset Management,
                       LLC/Americas is incorporated by reference to Exhibit
                       (p)(5) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(6)    The Code of Ethics for BlackRock Financial Management, Inc.
                       is incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(7)    The Code of Ethics for Boston Partners Asset Management,
                       L.P. is incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(8)    The Code of Ethics for Highmark Capital Management Inc. is
                       incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(9)    The Code of Ethics for LSV Asset Management, L.P. is
                       incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(10)   The Code of Ethics for Martingale Asset Management, L.P. is
                       incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(11)   The Code of Ethics for Mazama Capital Management, Inc. is
                       incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(12)   The Code of Ethics for Mellon Equity Associates, LLP is
                       incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(13)   The Code of Ethics for Nicholas-Applegate Capital Management
                       is incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(14)   The Code of Ethics for Nomura Corporate Resesarch & Asset
                       Management is incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(15)   The Code of Ethics for Provident Investment Counsel, Inc. is
                       incorporated by reference to Exhibit (p)(15) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(16)   The Code of Ethics for RS Investment Management, L.P. is
                       incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(17)   The Code of Ethics for Sanford Bernstein & Co., Inc. is
                       incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(18)   The Code of Ethics for Sawgrass Asset Management, L.L.C. is
                       incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(19)   The Code of Ethics for Security Capital Global Capital
                       Management Group Incorporated is incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 33 to
                       Registrant's Registration Statement on Form N-1A (File No.
                       33-9504) filed on July 3, 2000.

           (p)(20)   The Code of Ethics for TCW Investment Management Company is
                       incorporated by reference to Exhibit (p)(20) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(21)   The Code of Ethics for Wall Street Associates is
                       incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(22)   The Code of Ethics for Western Asset Management Company is
                       incorporated by reference to Exhibit (p)(22) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(23)   The Code of Ethics for Robert W. Baird & Co., Incorporated
                       is incorporated by reference to Exhibit (p)(23) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(24)   The Code of Ethics for David J. Greene & Co., LLC is
                       incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 34 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 14, 2000.

           (p)(25)   The Code of Ethics for McKinley Capital Management, Inc. is
                       incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 6 to SEI Institutional
                       Investments Trust's Registration Statement on Form N-1A
                       (File Nos. 33-58041 and 811-07257) filed on September 28,
                       2000.

           (p)(26)   The Code of Ethics for Chartwell Investment Partners is
                       filed herewith.

           (p)(27)   The Code of Ethics for Equinox Capital Management, LLC is
                       filed herewith.

           (p)(28)   The Code of Ethics for Loomis, Sayles & Company, L.P. is
                       filed herewith.

           (q)       Powers of Attorney to be filed by later Amendment.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    None.

Item 25.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

    Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Investment Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

ALLIANCE CAPITAL MANAGEMENT L.P.

    Alliance Capital Management, L.P. ("Alliance") is a sub-adviser to the Registrant's Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of Alliance is 1345 Avenue of the Americas, New York, New York 10105. Alliance is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Alliance Capital Management
  Corporation
General Partner

Luis Javier Bastida            Banco Bilbao Vizcaya           CFO & Member of the Executive
Director of General Partner                                     Committee

John L. Blundin
Executive Vice President of
  General Partner

David Remson Brewer, Jr.
Sr. Vice President, General
  Counsel & Secretary of
  General Partner

Donald Hood Brydon             AXA Investment Managers S.A.   Chairman & CEO
Director of General Partner

Bruce William Calvert
Vice Chairman, CEO, &
  Director of General Partner

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Henri de la Croix de Castries  AXA                            SEVP-Financial Services &
Director of General Partner                                     Life Division

John Donato Carifa
President, COO, Director of
  General Partner

Kathleen Ann Corbet
Executive Vice President &
  CEO of Fixed Income
  Division

Kevin C. Dolan                 AXA                            Senior Vice President
Director of General Partner

Denis Duverne                  AXA                            Senior Vice President
Director of General Partner

Alfred Harrison
Vice Chairman, Director of
  General Partner

Herve Hatt                     AXA                            Senior Vice President
Director of General Partner

Michael Hegarty                The Equitable Life Assurance   President, COO & Director
Director of General Partner      Society of the United
                                 States

Robert Gene Hysterberg
Senior Vice President of
  General Partner

Jean-Pierre Hellebuyck         AXA                            Chairman
Director of General Partner

Benjamin Duke Holloway
Director of General Partner

Nelson Rudolph Jantzen
Senior Vice President of
  General Partner

W. Edwin C. Jarmain
Director of General Partner

Robert Henry Joseph, Jr.
Sr. Vice Pres., CFO of
  General Partner

Wayne D. Lyski
Executive Vice President of
  General Partner

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Mark Randall Manley
Senior Vice President,
  Counsel, Compliance
  Officer & Assistant
  Secretary of General
  Partner

Edward D. Miller               The Equitable Companies Inc.   President & CEO
Director of General Partner

                               The Equitable Life Assurance   Chairman, President & CEO
                                 Society of the United
                                 States

Peter D. Noris                 The Equitable Life Assurance   EVP & CIO
Director of General Partner      Society of the United
                                 States

Joseph Edward Potter
Senior Vice President of
  General Partner

Frank Savage
Director of General Partner

Alden Merle Stewart
Executive Vice President of
  General Partner

Peter J. Tobin
Director of General Partner

Stanley B. Tulin               The Equitable Life Insurance   Vice Chairman & CFO
Director of General Partner      Society of the United
                                 States

Dave Harrell Williams          The Equitable Companies Inc.   Director
Chairman of the Board

Reda White Williams
Director of General Partner

Robert Bruce Zoellick          Center for Strategic and       President & CEO
Director of General Partner      International Studies

Harry Lewis Carr, Jr.
Chairman of Shields/Alliance
  Division of General Partner

Michael Francis Deltino
Chairman of Regent Division
  of General Partner

ARTISAN PARTNERS LIMITED PARTNERSHIP

    Artisan Partners Limited Partnership ("Artisan") is a sub-adviser for the Registrant's Small Cap Value Fund. The principal business address of Artisan is 1000 North Water Street, Suite 1770, Milwaukee, WI 53202. Artisan is an investment adviser registered under the Adviser Act.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Andrew A. Ziegler              Artisan Distributors LLC       Officer
Chief Executive Office

Lawrence A Totsky              Artisan Distributors LLC       Officer
Chief Financial Officer

Carlene M. Ziegler             Heidrick + Struggles           Independent Director
Portfolio Manager

BLACKROCK FINANCIAL MANAGEMENT, INC.

    BlackRock Financial Management, Inc. is an investment sub-adviser for the Registrant's Core Fixed Income Fund. The principal address of BlackRock, Inc. is 345 Park Avenue, 30th Floor, New York, New York 10154. BlackRock, Inc. is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Gordon Anderson                CastleInternational Asset      Director
Managing Director                Management Inc.

                               BlackRock International, Ltd.  Managing Director

Keith Thomas Anderson          BlackRock Financial            Managing Director
Managing Director                Management, Inc.

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Paul L. Audet                  BlackRock International, Ltd.  Chief Financial Officer,
Chief Financial Officer,                                        Managing Director
  Managing Director

                               BlackRock Financial            Chief Financial Officer,
                                 Management, Inc.               Managing Director

                               BlackRock Advisors, Inc.       Chief Financial Officer,
                                                                Managing Director

                               BlackRock (Japan) Inc.         Chief Financial Officer,
                                                                Managing Director

                               BlackRock Institutional        Chief Financial Officer,
                                 Management Corporation         Managing Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock, Inc.                Chief Financial Officer,
                                                                Managing Director

                               NC Investment Holdings, LLC    Chief Financial Officer,
                                                                Managing Director

                               PNC Asset Management, Inc.     Chief Financial Officer,
                                                                Managing Director

                               PNC Investment                 Chief Financial Officer,
                                 Holdings, Inc.                 Managing Director

Bartholomew Angelo Battista    BlackRock Financial            Vice President, Regulatory
Vice President, Regulatory       Management, Inc.               Compliance
  Compliance

                               BlackRock Advisors, Inc.       Vice President, Regulatory
                                                                Compliance

                               BlackRock (Japan) Inc.         Vice President, Regulatory
                                                                Compliance

                               BlackRock International, Ltd.  Vice President, Regulatory
                                                                Compliance

                               BlackRock Institutional        Vice President, Regulatory
                                 Management Corporation         Compliance

Robert Peter Connolly          BlackRock, Inc.                General Counsel
Managing Director, General
  Counsel, Secretary

                               BlackRock Financial            Managing Director, Counsel,
                                 Management, Inc.               Secretary

                               BlackRock Advisors, Inc.       Managing Director, Counsel,
                                                                Secretary

                               BlackRock (Japan) Inc.         Managing Director, Counsel,
                                                                Secretary

                               BlackRock International, Ltd.  Managing Director, Counsel,
                                                                Secretary

                               BlackRock Institutional        Managing Director, Counsel,
                                 Management Corporation         Secretary

                               Provident Advisers, Inc.       General Counsel, Assistant
                                                                Secretary

Laurence Douglas Fink          BlackRock, Inc.                Chairman, CEO, Director
Chairman, CEO & Director

                               BlackRock Financial            Chairman, CEO, Director
                                 Management, Inc.

                               BlackRock Advisors, Inc.       Chairman, CEO, Director

                               BlackRock (Japan) Inc.         Chairman, CEO, Director

                               BlackRock International, Ltd   Chairman, CEO, Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock Institutional        Chairman, CEO, Director
                                 Management

                               Provident Advisers, Inc.       Chairman, CEO, Director

Hugh Robert Frater             BlackRock, Inc.                Managing Director
Managing Director

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Henry Gabbay                   BlackRock Financial            Managing Director, Portfolio
Managing Director, Portfolio     Management, Inc.               Compliance
  Compliance

                               BlackRock, Inc.                Managing Director, Portfolio
                                                                Compliance

                               BlackRock Advisors, Inc.       Managing Director, Portfolio
                                                                Compliance

                               BlackRock (Japan) Inc.         Managing Director, Portfolio
                                                                Compliance

                               BlackRock International, Ltd.  Managing Director, Portfolio
                                                                Compliance

                               BlackRock Institutional        Managing Director, Portfolio
                                 Management Corporation         Compliance

                               Provident Advisers, Inc.       Chief Compliance Officer

Bennett William Golub          BlackRock, Inc.                Managing Director
Managing Partner

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Robert Steven Kapito           BlackRock, Inc.                Vice Chairman
Director, Vice Chairman

                               BlackRock Financial            Vice Chairman, Director
                                 Management, Inc.

                               BlackRock Advisors, Inc.       Vice Chairman, Director

                               BlackRock (Japan) Inc.         Vice Chairman, Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock International, Ltd.  Vice Chairman, Director

                               BlackRock Institutional        Vice Chairman, Director
                                 Management Corporation

                               Provident Advisers, Inc.       Vice Chairman, Director

James Joseph Lillis            BlackRock, Inc.                Treasurer, Assistant
Treasurer, Assistant                                            Secretary
  Secretary

                               BlackRock Advisors, Inc.       Treasurer, Assistant
                                                                Secretary

                               BlackRock (Japan) Inc.         Treasurer, Assistant
                                                                Secretary

                               BlackRock International, Ltd.  Treasurer, Assistant
                                                                Secretary

                               BlackRock Institutional        Treasurer, Assistant
                                 Management Corporation         Secretary

                               Provident Advisers, Inc.       Treasurer, Assistant
                                                                Secretary

Paul Phillip Matthews, II      BlackRock Financial            Managing Director
Managing Director                Management, Inc.

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BFM International, Ltd.        Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Barbara Goldman Novick         BlackRock, Inc.                Managing Director
Managing Director

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Karen Horwitz Sabath           BlackRock, Inc.                Managing Director
Managing Director

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Ralph Lewis Schlosstein        BlackRock, Inc.                President, Director
President, Director
                               BlackRock Financial            President, Director
                                 Management, Inc.
                               BlackRock Advisors, Inc        President, Director
                               BlackRock (Japan) Inc.         President, Director
                               BlackRock International, Ltd.  President, Director
                               BlackRock Institutional        President, Director
                                 Management
                               Provident Advisers, Inc.       President, Director
Susan Lynne Wagner             BlackRock, Inc.                Chief Financial Officer,
Chief Financial Officer,                                        Secretary
  Secretary
                               BlackRock Advisors, Inc.       Chief Financial Officer,
                                                                Secretary
                               BlackRock (Japan) Inc.         Chief Financial Officer,
                                                                Secretary
                               BlackRock International, Ltd.  Chief Financial Officer,
                                                                Secretary
                               BlackRock Institutional        Chief Financial Officer,
                                 Management Corporation         Secretary
                               Provident Advisers, Inc.       Chief Financial Officer,
                                                                Secretary

BOSTON PARTNERS ASSET MANAGEMENT, L.P.

    Boston Partners Asset Management, L.P. ("BPAM") is a sub-adviser to the Registrant's Small Cap Value Fund. The principal business address of BPAM is 28 State Street, 20th Floor, Boston, MA 02109. BPAM is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Boston Partners, Inc.                       --                             --
General Partner

Desmond John Heathwood                      --                             --
Chief Investment Officer

Michael Anthony Jones                       --                             --
Chief Operating Officer

William John Kelly                          --                             --
Chief Financial Officer

CHARTWELL INVESTMENT PARTNERS

    Chartwell Investment Partners ("Chartwell") is a sub-adviser for the Registrant's Small Cap Value Fund. The principal business address of Chartwell is 1235 Westlakes Drive, Suite 330, Berwyn, PA 19312. Chartwell is a registered investment adviser under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Chartwell G.P., Inc.                        --                             --
General Partner

Michael J. McCloskey                        --                             --
Partner

Alexander K. Melich                         --                             --
Partner/Portfolio Manager

Bernard P. Schaffer                         --                             --
Partner/Portfolio Manager

Edward N. Antoian                           --                             --
Partner/Portfolio Manager

Timothy J. Riddle                           --                             --
Partner/Compliance Officer

Terry F. Bovarnick                          --                             --
Partner/Portfolio Manager

David C. Dalrymple                          --                             --
Partner/Portfolio Manager

Winthrop S. Jessup                          --                             --
Partner

Harold A. Ofstie                            --                             --
Partner/Portfolio Manager

Mark A. Sullivan                            --                             --
Vice President, Client
  Services

Michael D. Jones                            --                             --
Partner/Portfolio Manager

Leslie M. Varrelman                         --                             --
Director/Fixed Income

John P. McNiff                 CAM Investment Advisors        Vice President
Indirect Limited Partner

                               Longwood Investment            Managing Director
                                 Advisors, Inc.

Michael T. Kennedy             Radnor Holdings Corp.          President
Indirect Limited Partner

                               Trinity Capital Partners       President and Treasurer

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Alden Merle Stewart
Executive Vice President of
General Partner

Peter J. Tobin
Director of General Partner

Stanley B. Tulin               The Equitable Life Insurance   Vice Chairman & CFO
Director of General Partner      Society of the United
                                 States

Dave Harrell Williams          The Equitable Companies Inc.   Director
  Chairman of the Board

Reda White Williams
Director of General Partner

Robert Bruce Zoellick          Center for Strategic and       President & CEO
Director of General Partner      International Studies

Harry Lewis Carr, Jr.
Chairman of Shields/Alliance
Division of General Partner

Michael Francis Deltino
Chairman of Regent Division
  of
General Partner

CREDIT SUISSE ASSET MANAGEMENT, LLC

    Credit Suisse Asset Management LLC (CSAM) is an investment sub-adviser for the Registrant's High Yield Bond Fund. The principal address of CSAM is One Citicorp Center, 153 East 53rd Street, New York, New York 10022. CSAM is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Credit Suisse Capital                       --                             --
  Corporation
General Partner

CS Advisers Corporation                     --                             --
General Partner

Credit Suisse Investment                    --                             --
  Corporation
Indirect Owner

Credit Suisse First Boston                  --                             --
Indirect Owner

Credit Suisse Group                         --                             --
Indirect Owner

Philip Maxwell Colebatch       Credit Suisse Asset            President/head of CS Global,
Member of Partnership Board      Management Ltd.                Asset Management

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Jeffrey Alan Geller                         --                             --
Member of Partnership Board

Robert John Moore                           --                             --
COO/Member of Partnership
  Board

William Wallace Priest, Jr.    Credit Suisse Asset            Managing Director
CEO/Member of Partnership        Management Ltd.
  Board

Phillip Keebler Ryan           Credit Suisse Asset            Chief Financial Officer
Member of Partnership Board      Management Ltd.

William Paul Sterling          Credit Suisse Asset            Managing Director
Member of Partnership Board      Management Ltd.

Timothy Torrey Taussig         Credit Suisse Asset            Managing Director
Member of Partnership Board      Management Ltd.

DAVID J. GREENE & CO., LLC

    David J. Greene & Co., LLC ("D.J. Greene") is a sub-adviser to the Registrant's Tax-Managed Small Cap Fund. The principal business address of
D.J. Greene is 599 Lexington Avenue, 12th Floor New York, NY 10022. D.J. Greene is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY                      TITLE
-----------------------------  -----------------------------  -----------------------------
Michael C. Greene                           --                             --
Chief Executive Officer

Alan I. Greene                              --                             --
Chairman of Investment
  Committee

Marcia R. Dachs, CPA                        --                             --
Chief Financial Officer

E. Stephen Walsh                            --                             --
Chief Administrative Officer

David R. Pedowitz                           --                             --
Director of Research

Erwin A. Zeuschner                          --                             --
Director of Portfolio
  Management

Ralph Ruiz                                  --                             --
Director of Trading

Robert J. Ravitz, CFA                       --                             --
Controller, Vice President

Benjamin H. Nahum                           --                             --
Vice President

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY                      TITLE
-----------------------------  -----------------------------  -----------------------------
Jordan F. Posner                            --                             --
Vice President

Sara B. Ogiony                              --                             --
Assistant Vice President

John M. Collins                             --                             --
Assistant Vice President

James R. Greene                             --                             --
Senior Vice President

Stanley G. Lee, CFA                         --                             --
Vice President

Ruth S. Graham, CFP                         --                             --
Assistant Vice President

Clarissa Moore                              --                             --
Director of Marketing/ Client
  Service

Jack Estes                                  --                             --
Vice President

EQUINOX CAPITAL MANAGEMENT, LLC

    Equinox Capital Management, LLC ("Equinox") is an investment sub-adviser for the Registrant's Tax-Managed Large Cap Fund. The principal address of Equinox is 590 Madison Avenue, 41st Floor, New York, NY 10022. Equinox is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY                      TITLE
-----------------------------  -----------------------------  -----------------------------
Ronald J. Ulrich               Equinox Capital                Director, President,
Director, President,             Management, Inc. ("ECM")       Secretary & Treasurer
  Secretary and Treasurer

Wendy D. Lee                                --                             --
  Member

HIGHMARK CAPITAL MANAGEMENT, INC.

    HighMark Capital Management, Inc. ("HighMark") is an investment sub-adviser for the Equity Income Fund. The principal address of HighMark is 475 Sansome Street, San Francisco, CA 94104.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Highmark Capital Management,                --                             --
  Inc.
100% Owner

Terry L. Chambless             Union Bank of California, NA   Investment Trust
Managing Director, Inst.
  Sales & Marketing

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Patrick G. Dodson              Union Bank of California, NA   Manager, Systems
Chief Financial Officer,
  Director

Milton M. Fukuda               Union Bank of California, NA   Trust
Managing Director, Support
  Services

Clark R. Gates                 Union Bank of California, NA   Head of Investment Division
President, COO, Director

Susumu Hanada                  Bank of Tokyo--Mitsubishi,     Senior Inspector
CEO and Chairman of the Board    Inspection Division

                               Capital Markets Group          Deputy General Manager

                               Union Bank of California, NA   Executive Vice President

Robert G. Knopf                Union Bank of California, NA   Investments
Managing Director--Mutual
  Funds

Luke C. Mazur                  Union Bank of California, NA   Managing Director, CIO
Managing Director, CIO

Tsutomu Nakagawa               The Bank of Tokyo-Mitsubishi   Banking
Director

Kevin A. Rogers                Union Bank of California, NA   Investments
Managing Director, Reg.
  Portfolio Management Group

Olga J. Sanchez                Union Bank of California, NA   Attorney
Secretary

Yoshihiko Someya               The Bank of Tokyo--Mitsubishi  Manager--Corporate--Office
Director

LOOMIS, SAYLES AND COMPANY, L.P.

    Loomis, Sayles and Company, L.P. ("Loomis Sayles") is a sub-adviser to the Registrant's Tax-Managed Small Cap Fund. The principal business address of Loomis Sayles is One Financial Center, Boston, MA 02111. Loomis Sayles is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY                      TITLE
-----------------------------  -----------------------------  -----------------------------
Robert J. Blanding                          --                             --
Director, Chief Executive
  Officer

Mauricio F. Gevallos                        --                             --
Director, Executive Vice
  President, Business
  Development

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY                      TITLE
-----------------------------  -----------------------------  -----------------------------
Kevin P. Charleston                         --                             --
Director, Vice President,
  Chief Financial Officer

Christopher R. Ely                          --                             --
Director, Vice President,
  Managing Partner--Growth
  Equity Management

Daniel J. Fuss                              --                             --
Director, Vice Chairman,
  Managing Partner--Fixed
  Income Management

John F. Gallagher, III                      --                             --
Director, Executive Vice
  President, Director of
  Institutional Sales

Michael F. Harris                           --                             --
Director, Vice President,
  Portfolio Manager--Core
  Bond Group

Mark W. Holland                             --                             --
Director, Executive Vice
  President, Product
  Manager--Fixed Income
  Management

Michael J. Millhouse                        --                             --
Director, Executive Vice
  President, Managing
  Partner--Core Bond Group

Kent P. Newmark                             --                             --
Director, Vice President,
  Senior Portfolio
  Manager--Core Bond Group

Sandra P. Tichenor                          --                             --
Director, Executive Vice
  President, General Counsel

George R. Tydings                           --                             --
Director, Executive Vice
  President, Marketing &
  Client Services

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY                      TITLE
-----------------------------  -----------------------------  -----------------------------
Peter S. Voss                  Nvest (parent company of       Chief Executive Officer
Director                         Registrant)

Anthony J. Wilkins                          --                             --
Director, Vice President,
  Associate, Managing
  Partner--Fixed Income
  Management

LSV ASSET MANAGEMENT, L.P.

    LSV Asset Management, L.P. is an investment sub-adviser for the Large Cap Value and Small Cap Value Funds. The principal address of LSV Asset Management, L.P. is 181 West Madison Avenue, Chicago, Illinois 60602. LSV Asset Management, L.P. is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Lakonishok Corporation                      --                             --
General Partner

SEI Funds, Inc.                             --                             --
General Partner

Shleifer Corporation                        --                             --
General Partner

MARTINGALE ASSET MANAGEMENT, L.P.

    Martingale Asset Management, L.P. is the investment sub-adviser for the Mid-Cap Fund. The principal address of Martingale Asset Management, L.P., is 222 Berkeley Street, Boston, Massachusettes 02116. Martingale Asset Management, L.P., is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Martingale Asset Management                 --                             --
  Corporation
General Partner

Patricia J. O'Connor                        --                             --
Treasurer, Administrator
  Shareholder of MAM

William Edward Jacques                      --                             --
Executive Vice President,
  Portfolio Manager,
  Shareholder of MAM

Alan J. Stassman
Chairman
  Shareholder of MAM

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Arnold Seton Wood                           --                             --
President, Portfolio Manager
  Shareholder of MAM

Douglas Evan Stark, CFA                     --                             --
Investment Research,
  Portfolio Manager

Paul Burik                     Commerz International Capital  CIO, Deputy Managing Director
Director                         Management, GmbH

Peter M. Lampe                 Commerz International          VP Controller Compliance
                                 Management, GmbH               Officer

MAZAMA CAPITAL MANAGMENT, INC.

    Mazama Capital Managment, Inc. ("Mazama") is a sub-adviser for the Registrant's Small Cap Growth Fund. The principal business address of Mazama is One SW Columbia Street, Suite 1860, Portland, Oregon 97258. Mazama is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Ronald Adair Sauer                          --                             --
Member, President

Jill Ronne Collins                          --                             --
Member, VP Marketing

Brian Paul Alfrey                           --                             --
Member, VP-Administration/Ops

Stephen Charles Brink                       --                             --
Member, VP-Research

MCKINLEY CAPITAL MANAGEMENT, INC.

    McKinley Capital Management, Inc. ("McKinley Capital") is a sub-adviser for the Registrant's Tax-Managed Small Cap Fund and Small Cap Growth Fund. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, AK 99503. McKinley Capital is a registered investment adviser under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------

Robert B. Gillam               National Asset Management      Representative
President, Chief Investment
  Officer, and Director          National Securities            Principal, Broker
                                 Corporation

Diane M. Wilke                 National Asset Management      Representative
Vice President, Chief
  Operating Officer,             National Securities            Broker
  Director, and Compliance       Corporation
  Officer

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Jerry Allen                                 --                             --
Vice President, Chief
  Financial Officer

B. Thomas Willison             Willison Alaska, Inc.          President
Director

James Lewis McCarrey, III                   --                             --
General Counsel

MELLON EQUITY ASSOCIATES, LLP

    Mellon Equity Associates, LLP is an investment sub-adviser for the Large Cap Value and Tax-Managed Large Cap Funds. The principal address of Mellon Equity Associates is 500 Grant Street, Suite 3700, Pittsburgh, Pennsylvania 15258. Mellon Equity Associates is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Christopher Mark Condron       The Boston Company Asset       Director
Executive Committee Member       Management, LLC

                               Founders Asset Managment, LLC  Chairman & Director

                               TBCAM Holdings, Inc.           Director

                               The Dreyfus Corporation        Chairman, CEO, & Director

                               Franklin Portfolio             Director
                                 Holdings, Inc.

                               Franklin Portfolio             Director
                                 Associates, LLC

                               Certus Asset Advisors          Director
                                 Corporation

                               Boston Safe Advisors, Inc.     Director & President

                               Mellon Capital Management      Director
                                 Corporation

                               Mellon Bond Associates, LLP    Exec. Comm. Member

                               Mellon Bank, N.A.              Director, COO/President

                               Mellon Bank Corporation        Director, COO

                               The Boston Company, Inc.       Vice Chairman & Director

                               Boston Safe Deposit and Trust  Director
                                 Company

                               The Boston Copmany Financial   President & Director
                                 Strategies, Inc.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Ronald P. O'Hanley, III        Franklin Portfolio             Director
Executive Committee Member &     Holdings, Inc.
  Chairman

                               The Boston Company Asset       Director
                                 Managment, Inc.

                               Boston Safe Advisors, Inc.     Director

                               Mellon Capital Managment       Director
                                 Corporation

                               Certus Asset Advisors          Director
                                 Corporation

                               Mellon Bond Associates, LLP    Exec. Comm. Member &
                                                                Chairman

                               Mellon-France Corporation      Director

                               Laurel Capital Advisors, LLP   Executive Committee Member

William Paul Rydell            The Dreyfus Corporation        Group Manager
President/CEO
  Executive Committee Member

James Milton Gockley           Dreyfus Financial Services     Vice President
Executive Committee Member       Corp.

                               Dreyfus Investment Services    Vice President
                                 Corp.

                               Franklin Portfolio Associates  Chief Legal Officer & Vice
                                 Trust                          President

                               Mellon Securities Trust        Vice President
                                 Company

                               Laurel Capital Advisors, LLP   Vice President

                               Boston Safe Deposit and Trust  General Counsel
                                 Company

                               The Boston Company, Inc.       General Counsel

Patricia Kay Nichols
Executive VP/COO
  Exec. Comm. Member

Mellon Bank, N.A.
Limited Partner (99%)

MMIP, Inc.
General Partner (1%)

Mellon Bank Corporation
Shareholder
  Shareholders of Mellon Bank
  Corporation

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

    Nicholas-Applegate Capital Management ("Nicholas-Applegate"), is an investment sub-adviser for the Small Cap Growth Fund. The principal address of Nicholas-Applegate is 600 West Broadway, 29th Floor, San Diego, California 92101. Nicholas-Applegate is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Thomas E. Bleakley                          --                             --
Limited Partner of LP

William H. Chenoweth                        --                             --
Limited Partner of LP

Laura Stanley DeMarco                       --                             --
Limited Partner of LP

Andrew B. Gallagher            Nicholas-Applegate Capital     Partner, Portfolio Manager,
Limited Partner of LP            Management                     Institutional Equity
                                                                Management

Richard E. Graf                             --                             --
Limited Partner of LP

Peter J. Johnson                            --                             --
Limited Partner of LP

Jill B. Jordon                 Nicholas-Applegate Capital     Head of Global Sales and
Limited Partner of LP            Management                     Marketing

                               Nicholas-Applegate Securities  Senior Vice President and
                                                                Head of Institutional
                                                                Business

John J. Kane                                --                             --
Limited Partner of LP

James E. Kellerman                          --                             --
Limited Partner of LP

George C. Kenney                            --                             --
Limited Partner of LP

Pedro V. Marcal                             --                             --
Limited Partner of LP

James T. McComsey                           --                             --
Limited Partner of LP

John J.P. McDonnell            Nicholas-Applegate Capital     COO
Limited Partner of LP            Management

Edward B. Moore, Jr.                        --                             --
Limited Partner of LP

Loretta J. Morris                           --                             --
Limited Partner of LP

Arthur E. Nicholas             Nicholas-Applegate Securites   President, Chairman
Managing Partner

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Nicholas-Applegate Capital     Managing Partner, President
                                 Managment                      of General Partner, CIO

John R. Pipkin                              --                             --
Limited Partner of LP

Frederick S. Robertson         Nicholas-Applegate Capital     CIO/Fixed Income
Limited Partner of LP            Management

Catherine C. Somhegyi          Nicholas-Applegate Capital     CIO, Global Equity
Limited Partner of LP            Management                     Management, Partner, and
                                                                Portfolio Manager

Lawrence S. Speidell                        --                             --
Limited Partner of LP

Todd L. Spillane                            --                             --
Vice President, Director of
  Compliance

James W. Szabo                 Nicholas-Applegate Capital     General Partner of Global
Limited Partner of LP            Management Holdings LP         Holding and Nicholas-
                                                                Applegate Capital
                                                                Management

                               Nicholas-Applegate Capital     General Partner of General
                                 Management Holdings Inc.       Partner

                               Nicholas-Applegate Capital     Limited Partner of LP
                                 Management Inc.

Nicholas-Applegate Global                   --                             --
  Holding Co. LP
Limited Partner

Nicholas-Applegate Capital                  --                             --
  Management, Inc.
Limited Partner of Limited
  Partner

NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT, INC.

    Nomura Corporate Research and Asset Management, Inc. ("Nomura") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Nomura is Two World Financial Center, Building B, New York, New York 10281-1198. Nomura is an investment adviser registered under the Advisers Act.

         NAME AND POSITION                                                          CONNECTION WITH
      WITH INVESTMENT ADVISER                   OTHER COMPANY                        OTHER COMPANY
-----------------------------------  -----------------------------------  -----------------------------------
Nomura Holding America Inc.                          --                                   --
Shareholder

The Nomura Securities Co., Ltd.                      --                                   --
Shareholder

         NAME AND POSITION                                                          CONNECTION WITH
      WITH INVESTMENT ADVISER                   OTHER COMPANY                        OTHER COMPANY
-----------------------------------  -----------------------------------  -----------------------------------
Robert NMN Levine                                    --                                   --
President, CEO and Board Member

Richard Alan Buch                                    --                                   --
Board Member, Managing Director and
  Head Trader

Douglas Reed Metcalf                                 --                                   --
Director

Shigeki NMN Fujitani                 Nomura Securities                    Managing Director
Board Member                           International, Inc.

Joseph Redmond Schmuckler            Nomura Securities Global             Co-Chairman of the Board
Co-Chairman of the Board               Investments Advisors, Inc.

                                     Nomura Holding America Inc.          Executive Managing Director

                                     Nomura Securities International      Co-Pres., Co-CEO & Board Member

PROVIDENT INVESTMENT COUNSEL, INC.

    Provident Investment Counsel, Inc. ("PIC") is a sub-adviser for the Registrant's Large Cap Growth, Tax-Managed Large Cap, Balanced and Capital Appreciation Funds. The principal business address of PIC is 300 North Lake Avenue, Pasadena, California 91101. PIC is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Aaron Webster Lee                           --                             --
  Eubanks, Sr.
Senior Vice President, Chief
  Operating Officer

Thomas John Condon                          --                             --
Managing Director

Lauro F. Guerra                             --                             --
Managing Director

George Edward Handtmann, III                --                             --
Executive Managing Director

Robert Marvin Kommerstad                    --                             --
President/Chairman

Jeffrey John Miller                         --                             --
Managing Director/Secretary

Larry Dee Tashjian                          --                             --
Executive Managing Director

William Todd Warnick                        --                             --
Vice President, Chief
  Financial Officer

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Jeffrey Dale Lovell            Putnam, Lovell, de             Managing Director & President
Director                         Guardiola &
                                 Thornton, Inc.

Thomas Michael Mitchell                     --                             --
Managing Director

Frederick Brown Windle                      --                             --
Managing Director

ROBERT W. BAIRD & CO., INCORPORATED

    Robert W. Baird & Co., Incorporated ("Baird") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of Baird is 777 E. Wisconsin Avenue, Milwaukee, WI 53202. Baird is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
James Dick Bell                             --                             --
Managing Director

Paul John Carbone                           --                             --
Managing Director

Bryce Patrick Edwards                       --                             --
Managing Director

Harold Charles Elliot                       --                             --
Managing Director

Glen Fredrick Hackmann                      --                             --
Secretary, General Counsel,
  Managing Director

George Frederick Kasten, Jr.                --                             --
Chairman, Chief Executive
  Officer

Keith Anthony Kolb                          --                             --
Managing Director

Patrick Steven Lawton                       --                             --
Managing Director

William Walter Mahler                       --                             --
Managing Director

John Robert Merrell                         --                             --
Managing Director, Marketing
  Director

Terrance Patrick Maxwell                    --                             --
Managing Director

Paul Edward Purcell                         --                             --
President, Chief Operating
  Officer

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Michael John Schroeder                      --                             --
Managing Director

Paul Stuart Shain                           --                             --
Managing Director

John Earl Sundeen                           --                             --
Senior Vice President,
  Compliance Director

Russell Paul Schwei                         --                             --
Chief Financial Officer,
  Managing Director

Dominick Paul Zarcone                       --                             --
Managing Director

RS INVESTMENT MANAGEMENT, L.P.

    Robertson, Stephens Investment Management, L.P., ("Robertson") is an investment subadviser to the Small Cap Growth Fund. The principal address of Robertson is 555 California Street, Suite 2600, San Francisco, CA 94104. Robertson is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
RS Regulated 1 LLC (RSR1)                   --                             --

Robertson Stephens Investment               --                             --
Member of RSR1

Bank America Corporation                    --                             --
Indirect Parent

George Randall Hecht           Robertson, Stephens & Co.      Indirect Owner
Director and President           Investment Management, L.P.

                               Roberston, Stephens            President, CEO, Director &
                                 Investment                     Indirect Owner
                                 Management, Inc.

                               Robertson, Stephens            Trustee
                                 Investment Trust

Paul Harbor Stephens           Roberston, Stephens            Indirect Owner
Member of Group                  Investment
                                 Management, Inc.

David James Evans, III                      --                             --
Secretary, Sec. Analyst,
  Portfolio Manager

SANFORD C. BERNSTEIN & CO., LLC

    Sanford C. Bernstein & Co., LLC, is an investment sub-adviser for the Tax-Managed Large Cap Fund and Large Cap Value Fund. The principal address of Sanford C. Bernstein & Co., Inc., is 767 Fifth Avenue,

New York, New York 10153-0185. Sanford C. Bernstein & Co., Inc., is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Lewis A. Sanders                            --                             --
Chairman of the Board, Chief
  Executive Officer, Director

Roger Hertog                                --                             --
President and Chief Operating
  Officer

Andrew S. Adelson                           --                             --
Senior Vice President, Chief
  Investment Officer--
  International Equities,
  Director

Kevin R. Brine                              --                             --
Senior Vice President--Global
  Asset Management Services,
  Director

Charles C. Cahn, Jr.                        --                             --
Senior Vice President,
  Director of Global Fixed
  Income, Director

Marilyn Goldstein Fedak                     --                             --
Senior Vice President, Chief
  Investment Officer--U.S.
  Equities, Director

Michael L. Goldstein                        --                             --
Senior Vice President--Chief
  Investment Strategist,
  Director

Thomas S. Hexner                            --                             --
Senior Vice
  President--Private Client
  Services

Thomas S. Hexnar               RFT Corporation                Managing Director
Sr. VP--Private Client           (Philanthropic Mgmt.)
  Services, Director

Gerald M. Lieberman                         --                             --
Senior Vice
  President--Finance and
  Administration

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Jean Margo Reid                             --                             --
Senior Vice President,
  General Counsel, Director

Francis H. Trainer, Jr.                     --                             --
Senior Vice President, Chief
  Investment Officer--Fixed
  Income, Director

SAWGRASS ASSET MANAGEMENT, LLC

    Sawgrass Asset Management, LLC is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Sawgrass Asset Management, LLC is 4337 Pablo Oaks Court, Building 200, Jacksonville, Florida 32224. Sawgrass Asset Management, LLC is an investment adviser registered under the Adviser Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Sawgrass Asset                              --                             --
  Management, Inc.
  ("S.A.M., Inc.")
Member, Shareholder of 50%

AmSouth Bank                                --                             --
Member, Shareholder of 50%

AmSouth Bancorporation                      --                             --
100% Shareholder of AmSouth
  Bank

Andrew M. Cantor               S.A.M., Inc.                   1/3 Owner
Principal

Dean E. McQuiddy               S.A.M., Inc.                   1/3 Owner
Principal

Brian K. Monroe                S.A.M., Inc.                   1/3 Owner
Principal

SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP, INC.

    Security Capital Global Capital Management Group, Inc. is a Sub-adviser for the Registrant's Small Cap Value Fund. The principal business address of Security Capital Global Capital Management Group,

Inc. is 11 South LaSalle St., Chicago, IL 60603. Security Capital Global Capital Management Group, Inc. is an investment adviser registered under the Adviser Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Security Capital Investment                 --                             --
  Research Incorporated
  ("SCIR")
Owner

Security Capital Group                      --                             --
  Incorporated
100% Owner of SCIR

Kevin W. Bedell                             --                             --
Senior Vice President

Jeff A. Jacobson                            --                             --
Managing Director

Anthony R. Manno, Jr.                       --                             --
President, Director, and
  Managing Director

Daniel F. Miranda                           --                             --
Managing Director

Jeffrey C. Nellessen                        --                             --
Vice President, Secretary,
  Treasurer, and Controller

Kenneth D. Statz                            --                             --
Managing Director

SEI INVESTMENTS MANAGEMENT CORPORATION

    SEI Investments Management Company ("SIMC") is an investment adviser for each of the Funds. The principal address of SIMC is Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Alfred P. West, Jr.            SEI Investments Company        Chairman, CEO
Chairman, CEO, Director

                               SEI Investments Distribution   Director, Chairman of the
                                 Co.                            Board of Directors

                               SEI Inc. (Canada)              Director

                               SEI Ventures, Inc.             Director, Chairman, President

                               SEI Funds, Inc.                CEO, Chairman of the Board of
                                                                Directors

                               Rembrandt Financial Services   Chairman of the Board of
                                 Company                        Directors

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Global Investment Corp.    Director, CEO, Chairman

                               SEI Investments Global         Chairman, CEO
                                 Management (Cayman),
                                 Limited

                               SEI Capital AG                 Director, Chairman of the
                                                                Board

                               SEI Global Capital             Director, CEO, Chairman
                                 Investments, Inc.

                               CR Financial Services Company  Director, Chairman of the
                                                                Board

                               CR Capital Resources, Inc.     Director, Chairman of the
                                                                Board

                               SEI Investments Mutual Fund    Chairman, CEO
                                 Services

                               SEI Investments Fund           Chairman, CEO
                                 Management

                               SEI Global Holdings (Cayman)   Chairman, CEO
                                 Inc.

                               SEI Investments De Mexico      Director

                               SEI Asset Korea                Director

Carmen V. Romeo                SEI Investments Company        Director, Executive Vice
Executive Vice President,                                       President, President--
  Director                                                      Investment Advisory Group

                               SEI Investments Distribution   Director
                                 Co.

                               SEI Trust Company              Director

                               SEI Investments, Inc.          Director, President

                               SEI Investments                Director, President
                                 Developments, Inc.

                               SEI Funds, Inc.                Director, Executive Vice
                                                                President

                               Rembrandt Financial Services   Director, Executive Vice
                                 Company                        President

                               SEI Global Capital             Executive Vice President
                                 Investments, Inc.

                               SEI Primus Holding Corp.       Director, President

                               CR Financial Services Company  Director

                               CR Capital Resources, Inc.     Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Investments Mutual Fund    Executive Vice President
                                 Services

                               SEI Investments Fund           Executive Vice President
                                 Management

Richard B. Lieb                SEI Investments Company        Director, Executive Vice
Director, Executive Vice                                        President, President--
  President                                                     Investment Systems &
                                                                Services Division

                               SEI Investments Distribution   Director, Executive Vice
                                 Co.                            President

                               SEI Trust Company              Director, Chairman of the
                                                                Board

                               SEI Investments-Global Fund    Director
                                 Services Limited

                               CR Capital Resources, Inc.     Director

                               SEI Investments Mutual Fund    Executive Vice President
                                 Services

                               SEI Investments Fund           Executive Vice President
                                 Management

Edward Loughlin                SEI Investments Company        Executive Vice President,
Executive Vice President                                        President--Asset Management
                                                                Division

                               SEI Trust Company              Director

                               SEI Insurance Group, Inc.      Director, President,
                                                                Secretary

                               SEI Funds, Inc.                Executive Vice President

                               SEI Advanced Capital           Director, President
                                 Management, Inc.

                               SEI Investments Mutual Fund    Executive Vice President
                                 Services

                               SEI Investments Fund           Executive Vice President
                                 Management

                               Primus Capital Advisors        Director
                                 Company

Dennis J. McGonigle            SEI Investments Company        Executive Vice President
Executive Vice President

                               SEI Investments Distribution   Executive Vice President
                                 Co.

                               SEI Investments Mutual Fund    Senior Vice President
                                 Services

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Investments Fund           Senior Vice President
                                 Management

Michael Arizin                              --                             --
Senior Vice President,
  Managing Director

Ed Daly                                     --                             --
Senior Vice President,
  Managing Director

Leo J. Dolan, Jr.              SEI Distribution Co.           Senior Vice President
Senior Vice President

                               Rembrandt Financial Services   Senior Vice President
                                 Company

                               SEI Investments Mutual Fund    Senior Vice President
                                 Services

                               SEI Investments Fund           Senior Vice President
                                 Management

Mick Duncan                    SEI Investments Mutual Fund    Vice President, Team Leader
Senior Vice President,           Services
  Managing Director

                               SEI Investments Fund           Vice President, Team Leader
                                 Management

Carl A. Guarino                SEI Investments Company        Senior Vice President
Senior Vice President

                               SEI Investments Distribution   Senior Vice President
                                 Company

                               Rembrandt Financial Services   Director, Vice President
                                 Company

                               SEI Global Investments Corp.   Senior Vice President

                               SEI Global Investments         Director
                                 (Cayman) Limited

                               SEI Investments Global,        Director
                                 Limited

                               SEI Global Holdings (Cayman)   Director
                                 Inc.

                               SEI Investments Argentina      Director
                                 S.A.

                               SEI Investments De Mexico      Director

                               SEI Investments (Europe) Ltd.  Director

Larry Hutchison                SEI Investments Distribution   Senior Vice President
Senior Vice President            Co.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert S. Ludwig               SEI Funds, Inc.                Vice President
Senior Vice President, CIO

                               SEI Investments Mutual Fund    Vice President, Team Leader
                                 Services

                               SEI Investments Fund           Vice President, Team Leader
                                 Management

Jack May                       SEI Investments Distribution   Senior Vice President
Senior Vice President            Co.

James V. Morris                             --                             --
Senior Vice President,
  Managing Director

Steve Onofrio                               --                             --
Senior Vice President,
  Managing Director

Kevin P. Robins                SEI Investments Company        Senior Vice President,
Senior Vice President                                           General Counsel, Assistant
                                                                Secretary

                               SEI Investments Distribution   Senior Vice President,
                                 Co.                            General Counsel, Secretary

                               SEI Inc. (Canada)              Senior Vice President,
                                                                General Counsel, Secretary

                               SEI Trust Company              Director, Senior Vice
                                                                President, General Counsel,
                                                                Assistant Secretary

                               SEI Investments, Inc.          Senior Vice President,
                                                                General Counsel, Secretary

                               SEI Ventures, Inc.             Senior Vice President,
                                                                General Counsel, Secretary

                               SEI Investments                Senior Vice President,
                                 Developments, Inc.             General Counsel, Secretary

                               SEI Insurance Group, Inc.      Senior Vice President,
                                                                General Counsel

                               SEI Funds, Inc.                Senior Vice President,
                                                                General Counsel, Secretary

                               Rembrandt Financial Services   Vice President, Assistant
                                 Company                        Secretary

                               SEI Global Investments Corp.   Senior Vice President,
                                                                General Counsel, Secretary

                               SEI Advanced Capital           Senior Vice President,
                                 Management, Inc.               General Counsel, Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Global Capital             Senior Vice President,
                                 Investments Inc.               General Counsel, Secretary

                               SEI Primus Holding Corp.       Senior Vice President,
                                                                General Counsel, Secretary

                               CR Financial Services Company  Senior Vice President,
                                                                General Counsel, Secretary

                               CR Capital Resources, Inc.     Senior Vice President

                               SEI Investments Mutual Fund    Senior Vice President,
                                 Services                       General Counsel, Secretary

                               SEI Investments Fund           Senior Vice President,
                                 Management                     General Counsel, Secretary

                               SEI Global Holdings (Cayman)   Director, General Counsel,
                                 Inc.                           Secretary

Kenneth Zimmer                              --                             --
Senior Vice President,
  Managing Director

Robert Aller Vice President    SEI Investments Distribution   Vice President
                                 Company

Timothy D. Barto               SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                       Secretary
  Secretary

                               SEI Investments Distribution   Vice President, Assistant
                                 Company                        Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Vice President, Assistant
                                 Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

Jay Brown                                   --                             --
Vice President

Todd Cipperman                 SEI Investments Company        Vice President, Assistant
Senior Vice President,                                          Secretary
  General Counsel & Secretary

                               SEI Investments Distribution   Vice President, Assistant
                                 Co.                            Secretary

                               SEI Trust Company              Vice President, Assistant
                                                                Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Developments, Inc.         Vice President, Assistant
                                                                Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               Rembrandt Financial Services   Vice President, Assistant
                                 Company                        Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Director, Vice President,
                                 Management, Inc.               Assistant Secretary

                               SEI Investments Global         Director, Vice President,
                                 (Cayman), Limited              Assistant Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Investments Global,        Director
                                 Limited

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

                               SEI Global Holdings (Cayman)   Director, Vice President,
                                 Inc.                           Assistant Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Investments (Europe) Ltd.  Director

S. Courtney E. Collier         SEI Investments Distribution   Vice President, Assistant
Vice President, Assistant        Co.                            Secretary
  Secretary

                               SEI Trust Company              Vice President, Assistant
                                                                Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Vice President, Assistant
                                 Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

Robert Crudup                  SEI Investments Distribution   Vice President, Managing
Vice President, Managing         Company                        Director
  Director

                               SEI Investments Mutual Fund    Vice President, Managing
                                 Services                       Director

                               SEI Investments Fund           Vice President, Managing
                                 Management                     Director

Richard A. Deak                SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                       Secretary
  Secretary

                               SEI Investments Distribution   Vice President, Assistant
                                 Company                        Secretary

                               SEI Trust Company              Vice President, Assistant
                                                                Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Vice President, Assistant
                                 Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

Melissa Doran Rayer                         --                             --
Vice President

Michael Farrell                             --                             --
Vice President

James R. Foggo                 SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                       Secretary
  Secretary

                               SEI Investments Distribution   Vice President, Assistant
                                 Company                        Secretary

                               SEI Trust Company              Vice President, Assistant
                                                                Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Vice President, Assistant
                                 Management Inc.                Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

Vic Galef                      SEI Investments Distribution   Vice President, Managing
Vice President, Managing         Company                        Director
  Director

                               SEI Investments Mutual Fund    Vice President, Managing
                                 Services                       Director

                               SEI Investments Fund           Vice President, Managing
                                 Management                     Director

Lydia A. Gavalis               SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                       Secretary
  Secretary

                               SEI Investments Distribution   Vice President, Assistant
                                 Company                        Secretary

                               SEI Trust Company              Vice President, Assistant
                                                                Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Vice President, Assistant
                                 Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

Greg Gettinger                 SEI Investments Company        Vice President
Vice President

                               SEI Investments Distribution   Vice President
                                 Company

                               SEI Trust Company              Vice President

                               SEI Investments, Inc.          Vice President

                               SEI Ventures, Inc.             Vice President

                               SEI Investments                Vice President
                                 Developments, Inc.

                               SEI Funds, Inc.                Vice President

                               SEI Global Investments Corp.   Vice President

                               SEI Advanced Capital           Vice President
                                 Management, Inc.

                               SEI Global Capital             Vice President
                                 Investments, Inc.

                               SEI Primus Holding Corp.       Vice President

                               SEI Investments Mutual Fund    Vice President
                                 Services

                               SEI Investments Fund           Vice President
                                 Management

Susan R. Hartley                            --                             --
Vice President

Kathy Heilig                   SEI Inc. (Canada)              Vice President, Treasurer
Vice President, Treasurer

                               SEI Investments Company        Vice President, Treasurer,
                                                                Chief Accounting Officer

                               SEI Investments Distribution   Vice President
                                 Company

                               SEI Trust Company              Vice President, Treasurer

                               SEI Ventures, Inc              Vice President, Treasurer

                               SEI Insurance Group, Inc.      Vice President, Treasurer

                               SEI Realty Capital             Vice President, Treasurer
                                 Corporation

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Rembrandt Financial Services   Vice President, Treasurer
                                 Company

                               SEI Global Investments Corp.   Director, Vice President,
                                                                Treasurer

                               SEI Advanced Capital           Director, Vice President,
                                 Management, Inc.               Treasurer

                               SEI Investments Global         Vice President, Treasurer
                                 (Cayman), Limited

                               CR Capital Resources, Inc.     Vice President, Treasurer

                               SEI Investments Mutual Fund    Vice President, Treasurer
                                 Services

                               SEI Investments Fund           Vice President, Treasurer
                                 Management

                               SEI Global Holdings (Cayman)   Vice President, Treasurer
                                 Inc.

Kim Kirk                       SEI Investments Distribution   Vice President, Managing
Vice President, Managing         Company                        Director
  Director

                               SEI Investments-Global Fund    Director
                                 Services Limited

                               SEI Investments Mutual Fund    Vice President, Managing
                                 Services                       Director

                               SEI Investments Fund           Vice President, Managing
                                 Management                     Director

John Krzeminski                SEI Investments Distribution   Vice President, Managing
Vice President, Managing         Company                        Director
  Director

                               SEI Investments Mutual Fund    Vice President, Managing
                                 Services                       Director

                               SEI Investments Fund           Vice President, Managing
                                 Management                     Director

Vicki Malloy                   SEI Investments Mutual Fund    Vice President, Team Leader
Vice President, Managing         Services
  Director

                               SEI Investments Fund           Vice President, Team Leader
                                 Management

Christine M. McCullough        SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                       Secretary
  Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Investments Distribution   Vice President, Assistant
                                 Company                        Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Vice President, Assistant
                                 Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

Carolyn McLaurin               SEI Investments Distribution   Vice President, Managing
Vice President, Managing         Company                        Director
  Director

                               SEI Investments Mutual Fund    Vice President, Managing
                                 Services                       Director

                               SEI Investments Fund           Vice President, Managing
                                 Management                     Director

Mary Jean Melair                            --                             --
Vice President

Roger Messina                               --                             --
Vice President

Cynthia M. Parish              SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                       Secretary
  Secretary

                               SEI Investments Distribution   Vice President, Assistant
                                 Company                        Secretary

                               SEI Trust Company              Vice President, Assistant
                                                                Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               Rembrandt Financial Services   Vice President, Assistant
                                 Company                        Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Vice President, Assistant
                                 Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

                               SEI Global Holdings (Cayman)   Vice President, Assistant
                                 Inc.                           Secretary

                               SEI Investments (Europe) Ltd.  Director

Robert Prucnal                              --                             --
Vice President

Edward T. Searle               SEI Investments Distribution   Vice President, Assistant
Vice President, Assistant        Company                        Secretary
  Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Advanced Capital           Vice President, Assistant
                                 Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

Daniel Spaventa                SEI Investments Distribution   Vice President
Vice President                   Company

Kathryn L. Stanton             SEI Investments Company        Vice President
Vice President

                               SEI Investments Distribution   Vice President
                                 Co.

                               CR Financial Services Company  Secretary, Treasurer

                               CR Capital Resource, Inc.      Secretary

                               SEI Investments Mutual Fund    Vice President
                                 Services

                               SEI Investments Fund           Vice President
                                 Management

Lynda J. Striegel              SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                       Secretary
  Secretary

                               SEI Investments Distribution   Vice President, Assistant
                                 Company                        Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Trust Company              Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Advanced Capital           Vice President, Assistant
                                 Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

Mary Vogan                                  --                             --
Vice President

Raymond B. Webster                          --                             --
Vice President

Susan R. West                               --                             --
Vice President, Managing
  Director

Lori L. White                  SEI Investments Distribution   Vice President, Assistant
Vice President, Assistant        Co.                            Secretary
  Secretary

                               SEI Trust Company              Vice President, Assistant
                                                                Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Vice President, Assistant
                                 Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

Mark S. Wilson                              --                             --
Vice President

Wayne M. Withrow               SEI Investments Distribution   Vice President, Managing
Vice President, Managing         Co.                            Director
  Director

                               SEI Investments Mutual Fund    Vice President, Managing
                                 Services                       Director

                               SEI Investments Fund           Vice President, Managing
                                 Management                     Director

TCW INVESTMENT MANAGEMENT COMPANY

    TCW Investment Management Company ("TCW") is an investment sub-adviser for the Registrant's Large Cap Growth Fund. The principal address of TCW is 865
S. Figueroa Street, Suite 1800, Los Angeles, CA 90017. TCW is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Alvin Robert Albe, Jr.         TCW Latin America Partners,    Director of Member
Director, President & Chief      L.L.C.
  Executive Officer

                               TCW Advisors, Inc.             Director & Executive Vice
                                                                President

                               TCW London International,      Director & Executive Vice
                                 Limited                        President

                               TCW Asset Management Company   Director & Executive Vice
                                                                President

                               Trust Company of the West      Director & Executive Vice
                                                                President

                               The TCW Group, Inc.            Executive Vice President

Mark Louis Attanasio           TCW/Crescent Mezzanine,        Director & Managing Director
Group Managing Director &        L.L.C.
  CIO--
  Below Investment Grade
  Fixed Income

                               TCW Asset Management Company   Director, Group Managing
                                                                Director & CIO--Below
                                                                Investment Grade Fixed
                                                                Income

                               Trust Company of the West      Group Managing Director &
                                                                CIO--Below Investment Grade
                                                                Fixed Income

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Crescent MACH I G.P.           Senior Vice President
                                 Corporation

                               Crescent InterFunding          Principal
                                 Partners

Philip Alan Barach             TCW Advisors, Inc.             Group Managing Director &
Group Managing Director &                                       CIO--Investment Grade Fixed
  CIO--Investment Grade Fixed                                   Income
  Income

                               TCW Asset Management Company   Director & Group Managing
                                                                Director & CIO--Investment
                                                                Grade Fixed Income

                               Trust Company of the West      Group Managing Director &
                                                                CIO--Investment Grade Fixed
                                                                Income

Javier Weichers Baz            TCW/Latin America Partners     Investment Committee Member
  Managing Director & CIO--      L.L.C.
  International & Chairman,
  International Asset
  Allocation Committee

                               TCW London International,      Director, President & CEO
                                 Limited

                               TCW Asia Limited               CIO--International

                               TCW Asset Management Company   Director & Managing Director,
                                                                CIO--International &
                                                                Chairman, International
                                                                Asset Allocation Committee

                               Trust Company of the West      Managing Director, CIO--
                                                                International & Chairman,
                                                                International Asset
                                                                Allocation Committee

Brian Michael Beitner          TCW Asset Management Company   Managing Director & Director
Managing Director & Director                                    of Research
  of Research

                               Trust Company of the West      Managing Director & Director
                                                                of Research

Michael Edward Cahill          TCW/Latin America Partners,    General Counsel and Assistant
General Counsel, Secretary &     L.L.C.                         Secretary
  Managing Director

                               TCW/Crescent Mezzanine,        Managing Director, General
                                 L.L.C.                         Counsel & Secretary

                               TCW Advisors, Inc.             Managing Director, General
                                                                Counsel & Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               TCW London International,      Director, Managing Director,
                                 Limited                        General Counsel, Vice
                                                                President & Assistant
                                                                Secretary

                               TCW Asset Management Company   Director, Managing Director,
                                                                General Counsel & Secretary

                               Trust Company of the West      Managing Director, General
                                                                Counsel & Secretary

                               The TCW Group, Inc.            Managing Director, General
                                                                Counsel & Secretary

Robert Addison Day             TCW Latin America Partners,    Shareholder of Parent Company
Indirect Owner                   L.L.C.

                               TCW Advisors, Inc.             Director (COB) & Chief
                                                                Executive Officer

                               TCW London International,      Member--Comprehensive Asset
                                 Limited                        Allocation and
                                                                International Asset
                                                                Allocation Committees

                               The TCW Group, Inc.            Director (COB) & Chief
                                                                Executive Officer

                               Oakmont Corporation            Chairman of the Board

                               TCW Asset Management Company   Director (COB) & Chief
                                                                Executive Officer

                               Trust Company of the West      Director (COB) & Chief
                                                                Executive Officer

David Stephen Devito           TCW/ Crescent Mezzanine,       Managing Director, CFO &
Managing Direcor, CFO &          L.L.C.                         Assistant Secretary
  Assistant Secretary

                               TCW Latin America Partners,    Chief Financial Officer &
                                 L.L.C.                         Treasurer

                               TCW Advisors, Inc.             Managing Director, CFO &
                                                                Assistant Secretary

                               TCW London International,      Managing Director & CFO
                                 Limited

                               TCW Asset Management Company   Managing Director, CFO &
                                                                Assistant Secretary

                               The TCW Group, Inc.            Managing Director, CFO &
                                                                Assistant Secretary

                               Trust Company of the West      Managing Director, CFO &
                                                                Assistant Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Ernest Odin Ellison            TCW Asset Management Company   Chairman, Investment Policy
Chairman, Investment Policy                                     Committee
  Committee

                               TCW London International,      Director--Vice Chairman
                                 Limited

                               The TCW Group, Inc.            Director--Vice Chairman

                               Trust Company of the West      Director--Vice Chairman,
                                                                Chairman, Investment Policy
                                                                Committee

                               TCW Special Credits            Chairman, Investment
                                                                Committee

                               TCW Capital                    Chairman, Investment
                                                                Committee

                               TCW Advisors, Inc.             Investment Committee Member

Douglas Stephen Foreman        TCW Asset Management Company   Group Managing Director,
Group Managing Director &                                       Chief Investment Officer--
  CIO--U.S. Equities                                            U.S. Equities

                               Trust Company of the West      Group Managing Director,
                                                                Chief Investment Officer--
                                                                U.S. Equities

Robert Maxwell Hanisee         TCW Asset Management Company   Managing Director, Chief
Managing Director & CIO--                                       Investment Officer--Private
  Private Client Services                                       Client Services

                               Trust Company of the West      Managing Director, Chief
                                                                Investment Officer--Private
                                                                Client Services

Thomas Ernest Larkin, Jr.      TCW Advisors, Inc.             Director--Vice Chairman
Director, Vice Chairman

                               TCW Asset Management Company   Director--Vice Chairman

                               Trust Company of the West      Director--Vice Chairman

                               The TCW Group, Inc.            Director--Vice Chairman

Hillary Gillian Darcy Lord     TCW Advisors, Inc.             Managing Director & Chief
Managing Director, Chief                                        Compliance Officer
  Compliance Officer &
  Assistant Secretary

                               The TCW Group, Inc.            Managing Director, CCO &
                                                                Asst. Secretary

                               TCW Asset Management Company   Managing Director & CCO

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Trust Company of the West      Managing Director & CCO

William Charles Sonneborn      TCW Advisors, Inc.             Executive Vice President &
Executive Vice President &                                      Assistant Secretary
  Assistant Secretary

                               TCW Asset Management Company   Director, Executive Vice
                                                                President & Assistant
                                                                Secretary

                               TCW/Crescent Mezzanine,        Director, Managing
                                 L.L.C.                         Director, & Assistant
                                                                Secretary

                               TCW London International,      Managing Director & Assistant
                                 Limited                        Secretary

                               Trust Company of the West      Executive Vice President &
                                                                Assistant Secretary

                               The TCW Group, Inc.            Executive Vice President &
                                                                Assistant Secretary

                               TCW Latin American Partners,   Managing Director & Assistant
                                 L.L.C.                         Secretary

Komal Sivasubrahmanyan         TCW London International,      Member, International Asset
  Sri-Kumar                      Limited                        Allocation
Managing Director & Chairman,
  Comprehensive Asset
  Allocation Committee

                               TCW Asset Management Company   Director and Managing
                                                                Director & Chairman,
                                                                Comprehensive Asset
                                                                Allocation Committee

                               Trust Company of the West      Director and Managing
                                                                Director & Chairman,
                                                                Comprehensive Asset
                                                                Allocation Committee

Marc Irwin Stern               TCW Latin America Partners,    Member Director, Managing
Director, Chairman               L.L.C.                         Director & Management
                                                                Committee Member

                               TCW/Crescent Mezzanine,        Director
                                 L.L.C.

                               TCW Advisors, Inc.             Director, Vice Chairman

                               TCW Special Credits            Investment Committee Member

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               TCW London International,      Chairman of the Board
                                 Limited

                               TCW Asset Management Company   Director, President & Vice
                                                                Chairman

                               The TCW Group, Inc.            Director & President

                               Trust Company of the West      Director, Executive Vice
                                                                President & Group Managing
                                                                Director

WALL STREET ASSOCIATES

    Wall Street Associates is an investment sub-adviser for the Small Cap Growth Fund. The principal address of Wall Street Associates is 1200 Prospect Street, Suite 100, La Jolla, California 92037. Wall Street Associates is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Richard S. Coons                            --                             --
Director/Portfolio Manager

William Jeffery, III                        --                             --
Director/Portfolio Manager

Kenneth F. McCain                           --                             --
Director/Portfolio Manager

WESTERN ASSET MANAGEMENT COMPANY

    Western Asset Management Company ("Western Asset") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of Western Asset is 117 East Colorado Boulevard, Pasadena, California 91105. Western Asset is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH INVESTMENT                                        CONNECTION WITH
             ADVISER                      NAME OF COMPANY                 OTHER COMPANY
---------------------------------  -----------------------------  -----------------------------
Legg Mason, Inc.                                --                             --
Sole Shareholder

Ilene Schiowitz Harker                          --                             --
Director, Compliance & Controls

James William Hirschmann III                    --                             --
Director & CEO

Stephen Kenneth Leech                           --                             --
Director & CIO

Raymond Adams Mason                Legg Mason, Inc.               Chairman, President & CEO
Non-Employee Director              Legg Mason Wood Walker, Inc.   Chairman, President & CEO

NAME AND POSITION WITH INVESTMENT                                        CONNECTION WITH
             ADVISER                      NAME OF COMPANY                 OTHER COMPANY
---------------------------------  -----------------------------  -----------------------------
Elisabeth Nurick Spector           Legg Mason, Inc.               Senior Vice President
Non-Employee Director              Legg Mason Wood Walker, Inc.   Senior Vice President

Edward Albert Taber III            Legg Mason, Inc.               Senior Exec. VP & Head of
Non-Employee Director              Legg Mason Wood Walker, Inc.     Investment Management
                                                                  Sr. Executive Vice President

Bruce Daniel Alberts                            --                             --
Chief Financial Officer

William Curtis Livingston, III                  --                             --
Director & Chairman

Timothy Charles Scheve             Legg Mason Wood Walker, Inc.   Executive VP & Chief
Non-Employee Director                                               Administrative Officer

    Item 27.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                                    July 15, 1982
SEI Liquid Asset Trust                                    November 29, 1982
SEI Tax Exempt Trust                                      December 3, 1982
SEI Index Funds                                           July 10, 1985
SEI Institutional International Trust                     August 30, 1988
The Advisors' Inner Circle Fund                           November 14, 1991
The Pillar Funds                                          February 28, 1992
STI Classic Funds                                         May 29, 1992
First American Funds, Inc.                                November 1, 1992
First American Investment Funds, Inc.                     November 1, 1992
The Arbor Fund                                            January 28, 1993
The PBHG Funds, Inc.                                      July 16, 1993
The Achievement Funds Trust                               December 27, 1994
Bishop Street Funds                                       January 27, 1995
STI Classic Variable Trust                                August 18, 1995
ARK Funds                                                 November 1, 1995
Huntington Funds                                          January 11, 1996
SEI Asset Allocation Trust                                April 1, 1996
TIP Funds                                                 April 28, 1996
SEI Institutional Investments Trust                       June 14, 1996
First American Strategy Funds, Inc.                       October 1, 1996
HighMark Funds                                            February 15, 1997
Armada Funds                                              March 8, 1997
PBHG Insurance Series Fund, Inc.                          April 1, 1997
The Expedition Funds                                      June 9, 1997
Alpha Select Funds                                        January 1, 1998
Oak Associates Funds                                      February 27, 1998
The Nevis Fund, Inc.                                      June 29, 1998
CNI Charter Funds                                         April 1, 1999

The Armada Advantage Fund                                 May 1, 1999
Amerindo Funds Inc.                                       July 13, 1999
Huntington VA Funds                                       October 15, 1999
Friends Ivory Funds                                       December 16, 1999
iShares Inc.                                              January 28, 2000
SEI Insurance Products Trust                              March 29, 2000
iShares Trust                                             April 25, 2000
Pitcairn Funds                                            August 1, 2000
First Omaha Funds, Inc.                                   October 1, 2000
Johnson Family Funds, Inc.                                November 1, 2000

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                       POSITION AND OFFICE              POSITIONS AND OFFICES WITH
          NAME                          WITH UNDERWRITER                        REGISTRANT
-------------------------  -------------------------------------------  --------------------------
Alfred P. West, Jr.        Director, Chairman of the Board of                     --
                             Directors
Richard B. Lieb            Director, Executive Vice President                     --
Carmen V. Romeo            Director                                               --
Mark J. Held               President and Chief Operating Officer                  --
Dennis J. McGonigle        Executive Vice President                               --
Robert M. Silvestri        Chief Financial Officer & Treasurer                    --
Leo J. Dolan, Jr.          Senior Vice President                                  --
Carl A. Guarino            Senior Vice President                                  --
Jack May                   Senior Vice President                                  --
Hartland J. McKeown        Senior Vice President                                  --
Kevin P. Robins            Senior Vice President                                  --
Patrick K. Walsh           Senior Vice President                                  --
Todd Cipperman             Senior Vice President & General Counsel                --
Wayne M. Withrow           Senior Vice President                                  --
Robert Aller               Vice President                                         --
John D. Anderson           Vice President & Managing Director                     --
Timothy D. Barto           Vice President & Assistant Secretary         Vice President &
                                                                          Assistant Secretary
Robert Crudup              Vice President & Managing Director                     --
Richard A. Deak            Vice President & Assistant Secretary                   --
Scott W. Dellorfano        Vice President & Managing Director                     --
Barbara Doyne              Vice President                                         --
Jeff Drennen               Vice President                                         --
Vic Galef                  Vice President & Managing Director                     --
Steven A. Gardner          Vice President & Managing Director                     --
Lydia A. Gavelis           Vice President & Assistant Secretary         Vice President &
                                                                          Assistant Secretary
Greg Gettinger             Vice President & Assistant Secretary                   --
Kathy Heilig               Vice President                               Vice President &
                                                                          Assistant Secretary
Jeff Jacobs                Vice President                                         --
Samuel King                Vice President                                         --
John Kirk                  Vice President & Managing Director                     --

                                       POSITION AND OFFICE              POSITIONS AND OFFICES WITH
          NAME                          WITH UNDERWRITER                        REGISTRANT
-------------------------  -------------------------------------------  --------------------------
Kim Kirk                   Vice President & Managing Director                     --
John Krzeminski            Vice President & Managing Director                     --
Alan H. Lauder             Vice President                                         --
Paul Lonergan              Vice President & Managing Director                     --
Ellen Marquis              Vice President                                         --
Carolyn McLaurin           Vice President & Managing Director                     --
Mark Nagle                 Vice President                               Controller and Chief
                                                                          Financial Officer
Joanne Nelson              Vice President                                         --
Cynthia M. Parrish         Vice President & Secretary                   Vice President &
                                                                          Assistant Secretary
Christine M. McCollough    Vice President & Assistant Secretary         Vice President &
                                                                          Assistant Secretary
Rob Redican                Vice President                                         --
Maria Rinehart             Vice President                                         --
Steve Smith                Vice President                                         --
Daniel Spaventa            Vice President                                         --
Lynda J. Striegel          Vice President & Assistant Secretary                   --
Kathryn L. Stanton         Vice President                                         --
Lori L. White              Vice President & Assistant Secretary                   --
William E. Zitelli, Jr.    Vice President & Assistant Secretary

    Item 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

           First Union National Bank
           Broad and Chestnut Streets
           P.O. Box 7618
           Philadelphia, PA 19101

       (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4);
    (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the
    required books and records are maintained at the offices of Registrant's
    Manager:

           SEI Investments Fund Management
           Oaks, PA 19456

        (c) With respect to Rules 31a-1(b)(5),(6),(9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisers:

           Alliance Capital Management, L.P.
           1345 Avenue of the Americas
           New York, NY 10105

           Artisan Partners Limited Partnership
           1000 North Water Street, Suite 1770
           Milwaukee, WI 53202

           BlackRock Financial Management, Inc.
           345 Park Avenue, 30th Floor
           New York, NY 10154

           Boston Partners Asset Management, L.P.
           28 State Street, 20th Floor
           Boston, MA 02109

           Chartwell Investment Partners
           1235 Westlakes Drive, Suite 330
           Berwyn, PA 19312

           David J. Greene & Co., LLC
           599 Lexington Avenue, 12th Floor
           New York, NY 10022

           Equinox Capital Management, LLC
           590 Madison Avenue, 41st Floor
           New York, NY 10022

           Credit Suisse Asset Management, LLC
           153 East 53rd Street
           New York, NY 10022

           David J. Greene & Co., Inc.
           599 Lexington Avenue, 12th Floor
           New York, NY 10022

           HighMark Capital Management Inc.
           475 Sansome Street, Suite 1400
           San Francisco, CA 94111

           Loomis, Sayles and Company, L.P.
           One Financial Center
           Boston, MA 02111

           LSV Asset Management, L.P.
           200 W. Madison Avenue
           Chicago, IL 60606

           Martingale Asset Management, L.P.
           222 Berkeley Street
           Boston, MA 02110

           Mazama Capital Management, Inc.
           One Southwest Columbia Street
           Suite 1860
           Portland, OR 97258

           McKinley Capital Management, Inc.
           3301 C Street, Suite 500
           Anchorage, AK 99503

           Mellon Equity Associates, LLP
           500 Grant Street
           Suite 4200
           Pittsburgh, PA 15258

           Nicholas-Applegate Capital Management
           600 West Broadway, Suite 2900
           San Diego, CA 92101

           Nomura Corporate Research and Asset Management
           2 World Financial Center
           Bldg B, 25th Floor
           New York, NY 10281-1198

           Provident Investment Counsel, Inc.
           300 North Lake Avenue
           Pasadena, CA 91101

           Robert W. Baird & Co., Incorporated
           777 E. Wisconsin Ave.
           Milwaukee, WI 53202

           RS Investment Management, L.P.
           388 Market Street
           Suite 200
           San Francisco, CA 94111

           Sanford C. Bernstein & Co., L.L.C.
           767 Fifth Avenue
           New York, NY 10153-0185

           SEI Investments Management Corporation
           One Freedom Valley Drive
           Oaks, PA 19456

           Sawgrass Asset Management, L.L.C
           4337 Pablo Oaks Court
           Jacksonville, FL 32224

           Security Capital Global
           Capital Management
           Group Incorporated
           11 South LaSalle St.
           Chicago, IL 60603

           TCW Investment Management Company
           865 S. Figueroa Street
           Suite 1800
           Los Angeles, CA 90017

           Wall Street Associates
           1200 Prospect Street
           Suite 100
           La Jolla, CA 92037

           Western Asset Management Company
           117 East Colorado Boulevard
           Pasadena, CA 91105

    Item 29.  MANAGEMENT SERVICES:

    None.

    Item 30.  UNDERTAKINGS:

    None

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 35 to Registration Statement No. 33-9504 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 28th day of November, 2000.

                                SEI INSTITUTIONAL MANAGED TRUST

                                By:            /s/ Edward D. Loughlin
                                     -----------------------------------------
                                                 Edward D. Loughlin
                                        PRESIDENT & CHIEF EXECUTIVE OFFICER

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

              *
------------------------------  Trustee                       November 28, 2000
      Rosemarie B. Greco

              *
------------------------------  Trustee                       November 28, 2000
       William M. Doran

              *
------------------------------  Trustee                       November 28, 2000
       F. Wendell Gooch

              *
------------------------------  Trustee                       November 28, 2000
   George J. Sullivan, Jr.

              *
------------------------------  Trustee                       November 28, 2000
       James M. Storey

              *
------------------------------  Trustee                       November 28, 2000
       Robert A. Nesher

    /s/ Edward D. Loughlin
------------------------------  President & Chief             November 28, 2000
      Edward D. Loughlin          Executive Officer

      /s/ Mark E. Nagle
------------------------------  Controller & Chief            November 28, 2000
        Mark E. Nagle             Financial Officer

*By:   /s/ Edward D. Loughlin
      -------------------------
         Edward D. Loughlin
          ATTORNEY IN FACT

                                 EXHIBIT INDEX

                 EXHIBIT
           -------------------
           EX-99.B(a)(1)         Agreement and Declaration of Trust dated October 17, 1986 as originally filed with Registrant's Registration Statement
                                   on Form N-1A (File No. 33-9504) filed with the SEC on
                                   October 17, 1986 is incorporated by reference to
                                   Exhibit 1 filed with the SEC on January 28, 1998.

           EX-99.B(a)(2)         Amendment to the Declaration of Trust dated December 23,
                                   1988 is incorporated by reference to Exhibit 1(a) of
                                   Post-Effective Amendment No. 27 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on December 19, 1997.

           EX-99.B(b)(1)         By-Laws incorporated by reference to Exhibit 2 as filed with
                                   Registrant's Registration Statement on Form N-1A
                                   (File No. 33-9504) filed with the SEC on October 17, 1986.

           EX-99.B(b)(2)         Amended and Restated By-Law are incorporated by reference to
                                   Exhibit 2(a) filed with the SEC on January 28, 1998.

           EX-99.B(c)            Not Applicable.

           EX-99.B(d)(1)         Investment Advisory Agreement between the Trust and SunBank,
                                   N.A. with respect to the Trust's Capital Appreciation
                                   Portfolio filed as Exhibit (5)(b) to Post-Effective
                                   Amendment No. 4 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 25, 1987.

           EX-99.B(d)(2)         Investment Advisory Agreement between the Trust and The Bank of California with respect to the Trust's Equity Income
                                   Portfolio filed as Exhibit (5)(c) to Post-Effective
                                   Amendment No. 4 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 25, 1987.

           EX-99.B(d)(3)         Investment Advisory Agreement between the Trust and Merus
                                   Capital Management, Inc. with respect to the Trust's
                                   Equity Income Portfolio filed as Exhibit (5)(d) to
                                   Post-Effective Amendment No. 4 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on November 25, 1987.

           EX-99.B(d)(4)         Investment Advisory Agreement between the Trust and
                                   Boatmen's Trust Company with respect to the Trust's Bond
                                   Portfolio filed as Exhibit (5)(e) to Post-Effective
                                   Amendment No. 5 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 30, 1988.

           EX-99.B(d)(5)         Investment Advisory Agreement between the Trust and Bank
                                   One, Indianapolis, N.A. with respect to the Trust's
                                   Limited Volatility Bond Portfolio filed as Exhibit (5)(f)
                                   to Post-Effective Amendment No. 6 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on May 4, 1989.

                 EXHIBIT
           -------------------
           EX-99.B(d)(6)         Investment Advisory Agreement between the Trust and
                                   Nicholas-Applegate Capital Management with respect to the
                                   Trust's Mid-Cap Growth Portfolio filed as Exhibit (5)(h)
                                   to Post-Effective Amendment No. 12 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on September 15, 1992.

           EX-99.B(d)(7)         Investment Sub-Advisory Agreement between the SEI
                                   Investments Management Corporation (the "Adviser") and
                                   Investment Advisers, Inc. with respect to the Trust's
                                   Small Cap Growth Portfolio filed as Exhibit (5)(i) of
                                   Post-Effective Amendment No. 25 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on November 30, 1995.

           EX-99.B(d)(8)         Investment Sub-Advisory Agreement between the Adviser and
                                   Nicholas-Applegate Capital Management with respect to the
                                   Trust's Small Cap Growth Portfolio incorporated by
                                   reference to Exhibit (5)(j) of Post-Effective Amendment
                                   No. 25 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 30, 1995.

           EX-99.B(d)(9)         Investment Advisory Agreement between the Adviser and
                                   Pilgrim Baxter & Associates with respect to the Trust's
                                   Small Cap Growth Portfolio filed as Exhibit (5)(k) of
                                   Post-Effective Amendment No. 25 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on November 30, 1995.

           EX-99.B(d)(10)        Investment Advisory Agreement between the Trust and Duff &
                                   Phelps Investment Management Co. with respect to the
                                   Trust's Value Portfolio filed as Exhibit (5)(l) to
                                   Post-Effective Amendment No. 17 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on June 21, 1993.

           EX-99.B(d)(11)        Investment Advisory Agreement between the Trust and E.I.I.
                                   Realty Securities, Inc. with respect to the Trust's Real
                                   Estate Securities Portfolio filed as Exhibit (5)(n) of
                                   Post-Effective Amendment No. 25 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on November 30, 1995.

           EX-99.B(d)(12)        Investment Advisory Agreement between the Trust and Western
                                   Asset Management with respect to the Trust's Intermediate
                                   Bond Portfolio filed as Exhibit (5)(o) to Post-Effective
                                   Amendment No. 21 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 29, 1994.

           EX-99.B(d)(13)        Investment Advisory Agreement between the Trust and Mellon
                                   Equity Associates, LLP with respect to the Trust's Large
                                   Cap Value Portfolio is incorporated by reference to
                                   Exhibit (d)(13) of Post-Effective Amendment No. 31 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed with the SEC on January 28, 1999.

                 EXHIBIT
           -------------------
           EX-99.B(d)(14)        Investment Sub-Advisory Agreement between the Adviser and
                                   LSV Asset Management with respect to the Trust's Large Cap
                                   Value Portfolio incorporated by reference to
                                   Exhibit (5)(q) of Post-Effective Amendment No. 25 to
                                   Registrant's Registration Statement on Form N-1A
                                   (File No. 33-9504) filed with the SEC on November 30,
                                   1995.

           EX-99.B(d)(15)        Investment Sub-Advisory Agreement between the Adviser and
                                   Alliance Capital Management L.P. with respect to the
                                   Trust's Large Cap Growth Portfolio incorporated by
                                   reference to Exhibit (5)(r) of Post-Effective Amendment
                                   No. 25 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 30, 1995.

           EX-99.B(d)(16)        Investment Sub-Advisory Agreement between the Adviser and
                                   IDS Advisory Group, Inc. with respect to the Trust's Large
                                   Cap Growth Portfolio incorporated by reference to
                                   Exhibit (5)(s) of Post-Effective Amendment No. 25 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed with the SEC on November 30, 1995.

           EX-99.B(d)(17)        Investment Sub-Advisory Agreement between the Adviser and
                                   1838 Investment Advisors, L.P. with respect to the Trust's
                                   Small Cap Value Portfolio incorporated by reference to
                                   Exhibit (5)(t) of Post-Effective Amendment No. 25 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed with the SEC on November 30, 1995.

           EX-99.B(d)(18)        Investment Sub-Advisory Agreement between the Adviser and
                                   Martingale Asset Management with respect to the Trust's
                                   Mid-Cap Portfolio incorporated by reference to
                                   Exhibit (5)(u) of Post-Effective Amendment No. 25 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed with the SEC on November 30, 1995.

           EX-99.B(d)(19)        Investment Sub-Advisory Agreement between the Adviser and
                                   BlackRock Financial Management, Inc. with respect to the
                                   Trust's Core Fixed Income Portfolio is incorporated by
                                   reference to Exhibit (d)(19) of Post-Effective Amendment
                                   No. 29 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 25, 1998.

           EX-99.B(d)(20)        Investment Sub-Advisory Agreement between the Adviser and
                                   Firstar Investment Research & Management Company with
                                   respect to the Trust's Core Fixed Income Portfolio
                                   incorporated by reference to Exhibit (5)(x) of
                                   Post-Effective Amendment No. 25 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on November 30, 1995.

           EX-99.B(d)(21)        Investment Sub-Advisory Agreement between the Adviser and
                                   BEA Associates with respect to the Trust's High Yield Bond
                                   Portfolio incorporated by reference to Exhibit (5)(y) of
                                   Post-Effective Amendment No. 25 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on November 30, 1995.

                 EXHIBIT
           -------------------
           EX-99.B(d)(22)        Investment Sub-Advisory Agreement between the Adviser and
                                   Boston Partners Asset Management, L.P. with respect to the
                                   Trust's Small Cap Value Portfolio incorporated by
                                   reference to Exhibit (5)(z) of Post-Effective Amendment
                                   No. 25 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 30, 1995.

           EX-99.B(d)(23)        Investment Sub-Advisory Agreement between the Adviser and
                                   Apodaca-Johnston Capital Management, Inc. with respect to
                                   the Trust's Small Cap Growth Portfolio incorporated by
                                   reference to Exhibit (5)(aa) of Post-Effective Amendment
                                   No. 25 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 30, 1995.

           EX-99.B(d)(24)        Investment Sub-Advisory Agreement between the Adviser and
                                   Wall Street Associates with respect to the Trust's Small
                                   Cap Growth Portfolio incorporated by reference to
                                   Exhibit(5)(bb) of Post-Effective Amendment No. 26 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed with the SEC on November 30, 1995.

           EX-99.B(d)(25)        Investment Sub-Advisory Agreement between the Adviser and
                                   First of America Corporation dated June 14, 1996 with
                                   respect to the Trust's Small Cap Growth Portfolio is
                                   incorporated by reference to Exhibit 5(y) of
                                   Post-Effective Amendment No. 26 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on January 28, 1997.

           EX-99.B(d)(26)        Investment Sub-Advisory Agreement between the Adviser and
                                   Furman Selz Capital Management LLC with respect to the
                                   Trust's Small Cap Growth Portfolio as previously filed
                                   with Post-Effective Amendment No. 26 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on January 28, 1997.

           EX-99.B(d)(27)        Investment Sub-Advisory Agreement between the Adviser and
                                   Provident Investment Counsel, Inc. with respect to the
                                   Trust's Large Cap Growth Portfolio is incorporated by
                                   reference to Post-Effective Amendment No. 26 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed with the SEC on January 28, 1997.

           EX-99.B(d)(28)        Investment Sub-Advisory Agreement between the Adviser and
                                   Boatmen's Trust Company dated December 16, 1996 with
                                   respect to the Trust's Bond Portfolio is incorporated by
                                   reference to Exhibit 5(bb) of Post-Effective Amendment
                                   No. 26 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   January 28, 1997.

           EX-99.B(d)(29)        Investment Advisory Agreement between the Trust and the
                                   Adviser dated December 16, 1994 is incorporated by
                                   reference to Exhibit 5(cc) of Post-Effective Amendment
                                   No. 26 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   January 28, 1997.

                 EXHIBIT
           -------------------
           EX-99.B(d)(30)        Investment Sub-Advisory Agreement between the Adviser and
                                   Western Asset Management Company dated November 13, 1995
                                   is incorporated by reference to Exhibit 5(dd) of
                                   Post-Effective Amendment No. 28 to Registrant's
                                   Registration Statement on Form N-14 (File No. 33-9504)
                                   filed with the SEC on January 28, 1998.

           EX-99.B(d)(31)        Investment Sub-Advisory Agreement between the Adviser and
                                   Sanford C. Bernstein, LLC, as amended and dated
                                   October 2, 2000, is filed herewith.

           EX-99.B(d)(32)        Investment Sub-Advisory Agreement between the Adviser and
                                   Pacific Alliance Capital Management (formerly, Merus-UCA
                                   Capital Management) dated April 1, 1996 is incorporated by reference to Exhibit 5(ff) of Post-Effective Amendment No.
                                   28 to Registrant's Registration Statement on Form N-14
                                   (File No. 33-9504) filed with the SEC on January 28, 1998.

           EX-99.B(d)(33)        Investment Sub-Advisory Agreement between the Adviser and
                                   STI Capital Management, N.A. (formerly "Sun Bank Capital
                                   Management, N.A.") dated July 10, 1995 is incorporated by
                                   reference to Exhibit 5(gg) of Post-Effective Amendment No.
                                   28 to Registrant's Registration Statement on Form N-14
                                   (File No. 33-9504) filed with the SEC on January 28, 1998.

           EX-99.B(d)(34)        Investment Sub-Advisory Agreement between the Adviser and
                                   TCW Funds Management, Inc., is incorporated by reference
                                   to Exhibit (d)(34) of Post-Effective Amendment No. 29 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed with the SEC on November 25, 1998.

           EX-99.B(d)(35)        Investment Sub-Advisory Agreement between the Adviser and
                                   Spyglass Asset Management, is incorporated by reference to
                                   Exhibit (d)(35) of Post-Effective Amendment No. 29 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed with the SEC on November 25, 1998.

           EX-99.B(d)(36)        Investment Sub-Advisory Agreement between the Adviser and
                                   Mellon Equity Associates, LLP, is incorporated by
                                   reference to Exhibit (d)(36) of Post-Effective Amendment
                                   No. 29 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 25, 1998.

           EX-99.B(d)(37)        Investment Sub-Advisory Agreement between the Adviser and
                                   Mazama Capital Management, LLC, is incorporated by
                                   reference to Exhibit (d)(37) of Post-Effective Amendment
                                   No. 32 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed on January 28, 2000.

           EX-99.B(d)(38)        Investment Sub-Advisory Agreement between the Adviser and
                                   Nomura Corporate Research and Asset Management Inc., is
                                   incorporated by reference to Exhibit (d)(38) of
                                   Post-Effective Amendment No. 32 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on January 28, 2000.

                 EXHIBIT
           -------------------
           EX-99.B(d)(39)        Schedule B to the Sub-Advisory Agreement between the Adviser and Provident Investment Counsel as of September 14, 1999
                                   is incorporated by reference to Exhibit (d)(39) of
                                   Post-Effective Amendment No. 32 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on January 28, 2000.

           EX-99.B(d)(40)        Schedule B to the Sub-Advisory Agreement between the Adviser and Mellon Equity Associates, LLP, as of September 14,
                                   1999 is incorporated by reference to Exhibit (d)(40) of
                                   Post-Effective Amendment No. 32 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on January 28, 2000.

           EX-99.B(d)(41)        Schedule B to the Sub-Advisory Agreement between the Adviser and Mellon Equity Associates, LLP, as of September 14,
                                   1999 is incorporated by reference to Exhibit (d)(41) of
                                   Post-Effective Amendment No. 32 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on January 28, 2000.

           EX-99.B(d)(42)        Schedule B to the Sub-Advisory Agreement between the Adviser and Credit Suisse Asset Management LLC/Americas, as of
                                   December 13, 1999 is incorporated by reference to
                                   Exhibit (d)(42) of Post-Effective Amendment No. 32 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed on January 28, 2000.

           EX-99.B(d)(43)        Schedule B to the Sub-Advisory Agreement between the Adviser and Firstar Investment Research & Management Company, as
                                   of December 13, 1999 is incorporated by reference to
                                   Exhibit (d)(43) of Post-Effective Amendment No. 32 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed on January 28, 2000.

           EX-99.B(d)(44)        Schedule B to the Sub-Advisory Agreement between the Adviser and Western Asset management, as of December 13, 1999 is
                                   incorporated by reference to Exhibit (d)(44) of
                                   Post-Effective Amendment No. 32 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on January 28, 2000.

           EX-99.B(d)(45)        Schedule B to the Sub-Advisory Agreement between the Adviser and Black Rock Financial Management, Inc., as of
                                   December 13, 1999 is incorporated by reference to
                                   Exhibit (d)(45) of Post-Effective Amendment No. 32 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed on January 28, 2000.

           EX-99.B(d)(46)        Investment Sub-Advisory Agreement between the Adviser and
                                   Robert W. Baird & Co., Incorporated is incorporated by
                                   reference to Exhibit (d)(46) of Post-Effective Amendment
                                   No. 33 to Registrant's Registration Statement on Form N-1A
                                   (File No. 33-9504) filed on July 3, 2000.

           EX-99.B(d)(47)        Investment Sub-Advisory Agreement between the Adviser and
                                   David J. Greene & Co., LLC is filed herewith.

           EX-99.B(d)(48)        Investment Sub-Advisory Agreement between the Adviser and
                                   LSV Asset Management, L.P. is filed herewith.

                 EXHIBIT
           -------------------
           EX-99.B(d)(49)        Investment Sub-Advisory Agreement between the Adviser and
                                   McKinley Capital Management, Inc. with respect to the Tax-
                                   Managed Small Cap Fund is filed herewith.

           EX-99.B(d)(50)        Investment Sub-Advisory Agreement between the Adviser and
                                   Sawgrass Asset Management, LLC is filed herewith.

           EX-99.B(d)(51)        Investment Sub-Advisory Agreement between the Adviser and
                                   Chartwell Investment Partners is filed herewith.

           EX-99.B(d)(52)        Investment Sub-Advisory Agreement between the Adviser and
                                   Equinox Capital Management, LLC is filed herewith.

           EX-99.B(d)(53)        Investment Sub-Advisory Agreement between the Adviser and
                                   Loomis, Sayles and Company, L.P. is filed herewith.

           EX-99.B(d)(54)        Form of Sub-Advisory Agreement between the Adviser and
                                   McKinley Capital Management, Inc. with respect to the
                                   Small Cap Growth Fund is filed herewith.

           EX-99.B(e)            Distribution Agreement between the Trust and SEI Investments
                                   Distribution Co. as originally filed with Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on October 17, 1986 is incorporated by
                                   reference to Exhibit 6 filed with the SEC on January 28,
                                   1998.

           EX-99.B(f)            Not Applicable.

           EX-99.B(g)(1)         Custodian Agreement between the Trust and CoreStates Bank,
                                   N.A. (formerly Philadelphia National Bank) as originally
                                   filed with Pre-Effective Amendment No. 1 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on January 29, 1987 is incorporated by
                                   reference to Exhibit 8(a) filed with the SEC on
                                   January 28, 1998.

           EX-99.B(g)(2)         Custodian Agreement between the Trust and United States
                                   National Bank of Oregon filed with Pre-Effective Amendment
                                   No. 1 to Registrant's Registration Statement on Form N-1A
                                   (File No. 33-9504) filed with the SEC on January 29, 1987
                                   is incorporated by reference to Exhibit 8(b) of
                                   Post-Effective Amendment No. 28.

           EX-99.B(h)(1)         Management Agreement between the Trust and SEI Investments
                                   Management Corporation as originally filed with
                                   Exhibit (5)(a) to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   October 17, 1986 is incorporated by reference to Exhibit
                                   9(a) filed with the SEC on January 28, 1998.

           EX-99.B(h)(2)         Schedule C to Management Agreement between the Trust and SEI
                                   Investments Management Corporation adding the Mid-Cap
                                   Growth Portfolio as originally filed as Exhibit (5)(j) to
                                   Post-Effective Amendment No. 12 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on September 15, 1992 is incorporated
                                   by reference to Exhibit 9(b) filed with the SEC on
                                   January 28, 1998.

                 EXHIBIT
           -------------------
           EX-99.B(h)(3)         Schedule D to Management Agreement between the Trust and SEI
                                   Investments Management Corporation adding the Real Estate
                                   Securities Portfolio filed as Exhibit (5)(m) to
                                   Post-Effective Amendment No. 17 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on June 21, 1993 is incorporated by
                                   reference to Exhibit 9(c) of Post-Effective Amendment No.
                                   28.

           EX-99.B(h)(4)         Consent to Assignment and Assumption between SIMC and SEI
                                   Fund Management dated August 21, 1996 is incorporated by
                                   reference to Exhibit 9(d) of Post-Effective Amendment
                                   No. 26 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   January 28, 1997.

           EX-99.B(h)(5)         Schedule K to Management Agreement between the Trust and SEI
                                   Investments Management Corporation for the Tax-Managed
                                   Large Cap Fund is incorporated by reference to Exhibit
                                   (h)(5) of Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(i)            Opinion and Consent of Counsel to be filed by later
                                   Amendment.

           EX-99.B(j)            Consent of Independent Accountants to be filed by later
                                   Amendment.

           EX-99.B(k)            Not Applicable.

           EX-99.B(l)            Not Applicable.

           EX-99.B(m)(1)         Distribution Plan pursuant to Rule 12b-1 (Class A) filed
                                   with Registrant's Registration Statement on Form N-1A
                                   (File No. 33-9504) filed with the SEC on October 17, 1986
                                   is incorporated by reference to Exhibit 15(a) of
                                   Post-Effective Amendment No. 28.

           EX-99.B(m)(2)         Distribution Plan pursuant to Rule 12b-1 (Class B) filed
                                   with Post-Effective Amendment No. 17 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on June 21, 1993 is incorporated by
                                   reference to Exhibit 15(b) of Post Effective Amendment No.
                                   28.

           EX-99.B(m)(3)         Distribution Plan pursuant to Rule 12b-1 (ProVantage Class)
                                   filed with Post-Effective Amendment No. 19 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on December 2, 1993 is incorporated by
                                   reference to Exhibit 15(c) of Post-Effective Amendment No.
                                   28.

           EX-99.B(m)(4)         Amended and Restated Distribution Plan is incorporated by
                                   reference to Exhibit 15(d) of Post-Effective Amendment
                                   No. 26 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   January 28, 1997.

           EX-99.B(m)(5)         Shareholder Service Plan and Agreement with respect to the
                                   Class A shares is incorporated by reference to Exhibit
                                   15(e) of Post-Effective Amendment No. 26 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on January 28, 1997.

           EX-99.B(m)(6)         Shareholder Service Plan and Agreement with respect to
                                   Class I shares is to be filed by later Amendment.

                 EXHIBIT
           -------------------
           EX-99.B(m)(7)         Shareholder Service Plan and Agreement with respect to
                                   Class Y shares is to be filed by later Amendment.

           EX-99.B(m)(8)         Administrative Service Plan and Agreement with respect to
                                   Class I shares is to be filed by later Amendment.

           EX-99.B(o)(1)         Rule 18f-3 Multiple Class Plan incorporated by reference to
                                   Exhibit 18(a) of Post-Effective Amendment No. 28 and to
                                   Exhibit (15)(d) to Post-Effective Amendment No. 23 to
                                   Registrant's Registration Statement on Form N-1A
                                   (File No. 33-9504) filed with the SEC on June 19, 1995.

           EX-99.B(o)(2)         Amendment No. 1 to Rule 18f-3 Plan relating to Class A and
                                   Class D shares is incorporated by reference to Exhibit
                                   18(b) of Post-Effective Amendment No. 26 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on January 28, 1997.

           EX-99.B(o)(3)         Amendment No. 2 to Rule 18f-3 Plan relating to Class I and
                                   Class Y shares is incorporated by reference to Exhibit
                                   (o)(3) of Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(1)         The Code of Ethics for SEI Investments Company dated April,
                                   2000 is incorporated by reference to Exhibit (p)(4) of
                                   Post-Effective Amendment No. 42 of SEI Daily Income
                                   Trust's Registration Statement on Form N-1A (File Nos.
                                   2-77048 and 811-3451), filed with the SEC on May 30, 2000
                                   (Accession #0000912057-00-026756).

           EX-99.B(p)(2)         The Code of Ethics for SEI Institutional Managed Trust dated
                                   March 20, 2000 is incorporated by reference to Exhibit
                                   (p)(2) of Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(3)         The Code of Ethics for Alliance Capital Management, L.P. is
                                   incorporated by reference to Exhibit (p)(3) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(4)         The Code of Ethics for Artisan Partners Limited Partnership
                                   is incorporated by reference to Exhibit (p)(4) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(5)         The Code of Ethics for Credit Suisse Asset Management, LLC/
                                   Americas is incorporated by reference to Exhibit (p)(5) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(6)         The Code of Ethics for BlackRock Financial Management, Inc.
                                   is incorporated by reference to Exhibit (p)(6) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(7)         The Code of Ethics for Boston Partners Asset Management,
                                   L.P. is incorporated by reference to Exhibit (p)(7) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

                 EXHIBIT
           -------------------
           EX-99.B(p)(8)         The Code of Ethics for Highmark Capital Management Inc. is
                                   incorporated by reference to Exhibit (p)(8) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(9)         The Code of Ethics for LSV Asset Management, L.P. is
                                   incorporated by reference to Exhibit (p)(9) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(10)        The Code of Ethics for Martingale Asset Management, L.P. is
                                   incorporated by reference to Exhibit (p)(10) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(11)        The Code of Ethics for Mazama Capital Management, Inc. is
                                   incorporated by reference to Exhibit (p)(11) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(12)        The Code of Ethics for Mellon Equity Associates, LLP is
                                   incorporated by reference to Exhibit (p)(12) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(13)        The Code of Ethics for Nicholas-Applegate Capital Management
                                   is incorporated by reference to Exhibit (p)(13) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(14)        The Code of Ethics for Nomura Corporate Resesarch & Asset
                                   Management is incorporated by reference to Exhibit (p)(14)
                                   of Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(15)        The Code of Ethics for Provident Investment Counsel, Inc. is
                                   incorporated by reference to Exhibit (p)(15) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(16)        The Code of Ethics for RS Investment Management, L.P. is
                                   incorporated by reference to Exhibit (p)(16) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(17)        The Code of Ethics for Sanford Bernstein & Co., Inc. is
                                   incorporated by reference to Exhibit (p)(17) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(18)        The Code of Ethics for Sawgrass Asset Management, L.L.C. is
                                   incorporated by reference to Exhibit (p)(18) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

                 EXHIBIT
           -------------------
           EX-99.B(p)(19)        The Code of Ethics for Security Capital Global Capital
                                   Management Group Incorporated is incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 33 to
                                   Registrant's Registration Statement on Form N-1A (File No.
                                   33-9504) filed on July 3, 2000.

           EX-99.B(p)(20)        The Code of Ethics for TCW Investment Management Company is
                                   incorporated by reference to Exhibit (p)(20) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(21)        The Code of Ethics for Wall Street Associates is
                                   incorporated by reference to Exhibit (p)(21) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(22)        The Code of Ethics for Western Asset Management Company is
                                   incorporated by reference to Exhibit (p)(22) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(23)        The Code of Ethics for Robert W. Baird & Co., Incorporated
                                   is incorporated by reference to Exhibit (p)(23) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(24)        The Code of Ethics for David J. Greene & Co., LLC is
                                   incorporated by reference to Exhibit (p)(24) of
                                   Post-Effective Amendment No. 34 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 14, 2000.

           EX-99.B(p)(25)        The Code of Ethics for McKinley Capital Management, Inc. is
                                   incorporated by reference to Exhibit (p)(19) of
                                   Post-Effective Amendment No. 6 to SEI Institutional
                                   Investments Trust's Registration Statement on Form N-1A
                                   (File Nos. 33-58041 and 811-07257) filed on September 28,
                                   2000.

           EX-99.B(p)(26)        The Code of Ethics for Chartwell Investment Partners is
                                   filed herewith.

           EX-99.B(p)(27)        The Code of Ethics for Equinox Capital Management, LLC is
                                   filed herewith.

           EX-99.B(p)(28)        The Code of Ethics for Loomis, Sayles & Company, L.P. is
                                   filed herewith.

           EX-99.B(q)            Powers of Attorney to be filed by later Amendment.